UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of February

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Columbia Convertible Securities Fund

Class A | PACIX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Columbia Convertible Securities Fund | Class A | SSR134-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

Asset Categories

Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Class A | SSR134-01_(10/26) |

Columbia Convertible Securities Fund

Class C | PHIKX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$97	1.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Columbia Convertible Securities Fund | Class C | SSR134-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

Asset Categories

Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Class C | SSR134-04_(10/26) |

Columbia Convertible Securities Fund

Institutional Class | NCIAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Columbia Convertible Securities Fund | Institutional Class | SSR134-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

Asset Categories

Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Institutional Class | SSR134-08_(10/26) |

Columbia Convertible Securities Fund

Institutional 2 Class | COCRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Columbia Convertible Securities Fund | Institutional 2 Class | SSR134-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

Asset Categories

Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Institutional 2 Class | SSR134-15_(10/26) |

Columbia Convertible Securities Fund

Institutional 3 Class | CSFYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Columbia Convertible Securities Fund | Institutional 3 Class | SSR134-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

Asset Categories

Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Institutional 3 Class | SSR134-17_(10/26) |

Columbia Convertible Securities Fund

Class S | NCIDX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,731,833,120
Total number of portfolio holdings	125
Portfolio turnover for the reporting period	106%

Columbia Convertible Securities Fund | Class S | SSR134-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Alphabet, Inc. 6.250%	3.1%
Alphabet, Inc. 6.250%	3.0%
Boeing Co. (The) 6.000%	1.9%
Wells Fargo & Co. 7.500%	1.9%
NextEra Energy, Inc. 7.375%	1.8%
Live Nation Entertainment, Inc. 2.875% 01/15/2030	1.8%
Bank of America Corp. 7.250%	1.8%
ON Semiconductor Corp. 0.500% 03/01/2029	1.7%
Western Digital Corp.	1.4%
Microchip Technology, Inc. 0.000% 02/15/2030	1.4%

Asset Categories

Table Summary
Convertible Bonds	73.9%
Convertible Preferred Stocks	21.0%
Common Stocks	2.8%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Class S | SSR134-16_(10/26) |

Columbia Cornerstone Equity Fund

Class A | NSGAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Columbia Cornerstone Equity Fund | Class A | SSR172-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Class A | SSR172-01_(10/26) |

Columbia Cornerstone Equity Fund

Class C | NSGCX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$89	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Columbia Cornerstone Equity Fund | Class C | SSR172-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Class C | SSR172-04_(10/26) |

Columbia Cornerstone Equity Fund

Institutional Class | NSEPX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$35	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Columbia Cornerstone Equity Fund | Institutional Class | SSR172-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Institutional Class | SSR172-08_(10/26) |

Columbia Cornerstone Equity Fund

Institutional 2 Class | CLCRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Columbia Cornerstone Equity Fund | Institutional 2 Class | SSR172-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Institutional 2 Class | SSR172-15_(10/26) |

Columbia Cornerstone Equity Fund

Institutional 3 Class | CLEYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$29	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Columbia Cornerstone Equity Fund | Institutional 3 Class | SSR172-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Institutional 3 Class | SSR172-17_(10/26) |

Columbia Cornerstone Equity Fund

Class S | NSEAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$35	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,483,501,188
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	40%

Columbia Cornerstone Equity Fund | Class S | SSR172-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	9.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.1%
Alphabet, Inc., Class C	4.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%
MasterCard, Inc., Class A	2.4%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	36.5%
Financials	12.4%
Health Care	11.0%
Industrials	9.8%
Consumer Discretionary	8.6%
Communication Services	8.2%
Consumer Staples	4.8%
Utilities	3.9%
Energy	2.8%
Real Estate	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Class S | SSR172-16_(10/26) |

Columbia Large Cap Enhanced Core Fund

Class A | NMIAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$45	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Columbia Large Cap Enhanced Core Fund | Class A | SSR173-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Class A | SSR173-01_(10/26) |

Columbia Large Cap Enhanced Core Fund

Institutional Class | NMIMX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$31	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Columbia Large Cap Enhanced Core Fund | Institutional Class | SSR173-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Institutional Class | SSR173-08_(10/26) |

Columbia Large Cap Enhanced Core Fund

Institutional 3 Class | CECYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Columbia Large Cap Enhanced Core Fund | Institutional 3 Class | SSR173-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Institutional 3 Class | SSR173-17_(10/26) |

Columbia Large Cap Enhanced Core Fund

Class R | CCERX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$58	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Columbia Large Cap Enhanced Core Fund | Class R | SSR173-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Class R | SSR173-12_(10/26) |

Columbia Large Cap Enhanced Core Fund

Class S | NMIDX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$31	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$496,676,814
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	49%

Columbia Large Cap Enhanced Core Fund | Class S | SSR173-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	7.6%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Micron Technology, Inc.	1.7%
ExxonMobil Holdings Corp.	1.4%
MasterCard, Inc., Class A	1.4%

Asset Categories

Table Summary
Common Stocks	99.0%
Other	1.0%

Equity Sector Allocation

Table Summary
Information Technology	37.6%
Financials	12.1%
Communication Services	9.0%
Health Care	9.0%
Consumer Discretionary	8.8%
Industrials	8.3%
Consumer Staples	4.4%
Energy	3.6%
Materials	2.2%
Utilities	2.1%
Other	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Class S | SSR173-16_(10/26) |

Columbia Large Cap Growth Opportunity Fund

Class A | NFEAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$57	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Columbia Large Cap Growth Opportunity Fund | Class A | SSR186-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Class A | SSR186-01_(10/26) |

Columbia Large Cap Growth Opportunity Fund

Institutional Class | NFEPX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Columbia Large Cap Growth Opportunity Fund | Institutional Class | SSR186-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Institutional Class | SSR186-08_(10/26) |

Columbia Large Cap Growth Opportunity Fund

Institutional 2 Class | CADRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$40	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Columbia Large Cap Growth Opportunity Fund | Institutional 2 Class | SSR186-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Institutional 2 Class | SSR186-15_(10/26) |

Columbia Large Cap Growth Opportunity Fund

Institutional 3 Class | CLRYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$38	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Columbia Large Cap Growth Opportunity Fund | Institutional 3 Class | SSR186-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Institutional 3 Class | SSR186-17_(10/26) |

Columbia Large Cap Growth Opportunity Fund

Class R | CLGPX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$70	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Columbia Large Cap Growth Opportunity Fund | Class R | SSR186-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Class R | SSR186-12_(10/26) |

Columbia Large Cap Growth Opportunity Fund

Class S | NFEDX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$43	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,312,121,321
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	26%

Columbia Large Cap Growth Opportunity Fund | Class S | SSR186-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	15.1%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Broadcom, Inc.	5.2%
Eli Lilly & Co.	3.7%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	3.3%
Micron Technology, Inc.	3.0%
Palo Alto Networks, Inc.	2.7%

Equity Sector Allocation

Table Summary
Information Technology	52.4%
Communication Services	10.9%
Industrials	10.2%
Health Care	9.3%
Consumer Discretionary	8.0%
Financials	5.7%
Consumer Staples	1.9%
Real Estate	1.4%

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	25.8%
Systems Software	12.9%
Technology Hardware, Storage & Peripherals	7.9%
Communications Equipment	1.9%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Boards of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization is scheduled to be completed on or about November 23, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Class S | SSR186-16_(10/26) |

Columbia Large Cap Index Fund

Class A | NEIAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Columbia Large Cap Index Fund | Class A | SSR175-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Class A | SSR175-01_(10/26) |

Columbia Large Cap Index Fund

Institutional Class | NINDX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Columbia Large Cap Index Fund | Institutional Class | SSR175-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Institutional Class | SSR175-08_(10/26) |

Columbia Large Cap Index Fund

Institutional 2 Class | CLXRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Columbia Large Cap Index Fund | Institutional 2 Class | SSR175-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Institutional 2 Class | SSR175-15_(10/26) |

Columbia Large Cap Index Fund

Institutional 3 Class | CLPYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,013,752,317
Total number of portfolio holdings	507
Portfolio turnover for the reporting period	3%

Columbia Large Cap Index Fund | Institutional 3 Class | SSR175-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
NVIDIA Corp.	8.0%
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Asset Categories

Table Summary
Common Stocks	98.9%
Money Market Funds	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Equity Sector Allocation

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	9.4%
Health Care	9.2%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	4.4%
Energy	3.4%
Utilities	2.0%
Materials	1.8%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Institutional 3 Class | SSR175-17_(10/26) |

Columbia Mid Cap Index Fund

Class A | NTIAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Columbia Mid Cap Index Fund | Class A | SSR196-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Class A | SSR196-01_(10/26) |

Columbia Mid Cap Index Fund

Institutional Class | NMPAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Columbia Mid Cap Index Fund | Institutional Class | SSR196-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Institutional Class | SSR196-08_(10/26) |

Columbia Mid Cap Index Fund

Institutional 2 Class | CPXRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Columbia Mid Cap Index Fund | Institutional 2 Class | SSR196-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Institutional 2 Class | SSR196-15_(10/26) |

Columbia Mid Cap Index Fund

Institutional 3 Class | CMDYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,450,894,159
Total number of portfolio holdings	402
Portfolio turnover for the reporting period	9%

Columbia Mid Cap Index Fund | Institutional 3 Class | SSR196-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Twilio, Inc., Class A	1.0%
Illumina, Inc.	0.9%
TechnipFMC PLC	0.9%
Everpure, Inc., Class A	0.8%
Okta, Inc.	0.8%
ATI, Inc.	0.8%
nVent Electric PLC	0.7%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.6%
Tenet Healthcare Corp.	0.6%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Equity Sector Allocation

Table Summary
Industrials	23.6%
Financials	14.8%
Information Technology	14.5%
Health Care	10.3%
Consumer Discretionary	9.8%
Real Estate	6.9%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Utilities	3.0%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Institutional 3 Class | SSR196-17_(10/26) |

Columbia Overseas Value Fund

Class A | COAVX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Class A | SSR208-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class A | SSR208-01_(10/26) |

Columbia Overseas Value Fund

Class C | COCVX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$95	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Class C | SSR208-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class C | SSR208-04_(10/26) |

Columbia Overseas Value Fund

Institutional Class | COSZX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Institutional Class | SSR208-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Institutional Class | SSR208-08_(10/26) |

Columbia Overseas Value Fund

Institutional 2 Class | COSSX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Institutional 2 Class | SSR208-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Institutional 2 Class | SSR208-15_(10/26) |

Columbia Overseas Value Fund

Institutional 3 Class | COSYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Institutional 3 Class | SSR208-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Institutional 3 Class | SSR208-17_(10/26) |

Columbia Overseas Value Fund

Class R | COVUX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$71	1.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Class R | SSR208-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class R | SSR208-12_(10/26) |

Columbia Overseas Value Fund

Class S | COSBX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,956,234,058
Total number of portfolio holdings	115
Portfolio turnover for the reporting period	25%

Columbia Overseas Value Fund | Class S | SSR208-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Shell PLC	3.6%
Sumitomo Mitsui Financial Group, Inc.	2.5%
AXA SA	2.5%
TotalEnergies SE	2.4%
ING Groep NV	2.3%
BPER Banca SPA	2.2%
Mebuki Financial Group, Inc.	2.2%
ASR Nederland NV	2.2%
Piraeus Bank SA	2.2%
Bank of Ireland Group PLC	2.1%

Equity Sector Allocation

Table Summary
Financials	37.8%
Energy	12.0%
Consumer Staples	11.4%
Materials	7.5%
Industrials	7.4%
Health Care	6.9%
Information Technology	5.7%
Consumer Discretionary	3.9%
Real Estate	2.4%
Utilities	1.7%
Other	1.2%

Geographic Allocation

Table Summary
Japan	21.5%
United States	12.0%
United Kingdom	7.3%
France	7.2%
Netherlands	5.8%
Canada	5.4%
Germany	4.7%
Hong Kong	4.0%
Italy	3.9%
Australia	3.6%
Other	24.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class S | SSR208-16_(10/26) |

Columbia Select Mid Cap Value Fund

Class A | CMUAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$59	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class A | SSR197-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class A | SSR197-01_(10/26) |

Columbia Select Mid Cap Value Fund

Class C | CMUCX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$99	1.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class C | SSR197-04_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class C | SSR197-04_(10/26) |

Columbia Select Mid Cap Value Fund

Institutional Class | NAMAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Institutional Class | SSR197-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Institutional Class | SSR197-08_(10/26) |

Columbia Select Mid Cap Value Fund

Institutional 2 Class | CVERX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Institutional 2 Class | SSR197-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Institutional 2 Class | SSR197-15_(10/26) |

Columbia Select Mid Cap Value Fund

Institutional 3 Class | CMVYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Institutional 3 Class | SSR197-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Institutional 3 Class | SSR197-17_(10/26) |

Columbia Select Mid Cap Value Fund

Class R | CMVRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$72	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class R | SSR197-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class R | SSR197-12_(10/26) |

Columbia Select Mid Cap Value Fund

Class S | NAMBX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$46	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,343,938,274
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class S | SSR197-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Marathon Petroleum Corp.	4.2%
Devon Energy Corp.	2.7%
Popular, Inc.	2.6%
ITT, Inc.	2.5%
AMETEK, Inc.	2.5%
Entergy Corp.	2.5%
Voya Financial, Inc.	2.5%
Quest Diagnostics, Inc.	2.4%
Ameren Corp.	2.4%
U.S. Foods Holding Corp.	2.4%

Asset Categories

Table Summary
Common Stocks	97.1%
Money Market Funds	2.7%

Equity Sector Allocation

Table Summary
Financials	17.5%
Industrials	14.9%
Information Technology	11.7%
Health Care	9.2%
Consumer Discretionary	8.4%
Real Estate	7.4%
Energy	6.9%
Utilities	6.2%
Consumer Staples	5.7%
Materials	5.5%
Other	3.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class S | SSR197-16_(10/26) |

Columbia Small Cap Index Fund

Class A | NMSAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Columbia Small Cap Index Fund | Class A | SSR228-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Class A | SSR228-01_(10/26) |

Columbia Small Cap Index Fund

Institutional Class | NMSCX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Columbia Small Cap Index Fund | Institutional Class | SSR228-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Institutional Class | SSR228-08_(10/26) |

Columbia Small Cap Index Fund

Institutional 2 Class | CXXRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Columbia Small Cap Index Fund | Institutional 2 Class | SSR228-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Institutional 2 Class | SSR228-15_(10/26) |

Columbia Small Cap Index Fund

Institutional 3 Class | CSPYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,604,973,821
Total number of portfolio holdings	608
Portfolio turnover for the reporting period	15%

Columbia Small Cap Index Fund | Institutional 3 Class | SSR228-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
iShares Core S&P Small-Cap ETF	0.7%
Corcept Therapeutics, Inc.	0.6%
Glaukos Corp.	0.6%
Paycom Software, Inc.	0.5%
Brinker International, Inc.	0.5%
Match Group, Inc.	0.5%
Jackson Financial, Inc., Class A	0.5%
Viasat, Inc.	0.5%
Protagonist Therapeutics, Inc.	0.5%
CarMax, Inc.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.5%

Equity Sector Allocation

Table Summary
Financials	18.8%
Industrials	17.2%
Consumer Discretionary	13.7%
Information Technology	12.3%
Health Care	10.8%
Real Estate	6.4%
Energy	6.1%
Materials	4.3%
Consumer Staples	3.5%
Communication Services	3.4%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Institutional 3 Class | SSR228-17_(10/26) |

Columbia Small Cap Value and Inflection Fund

Class A | COVAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Columbia Small Cap Value and Inflection Fund | Class A | SSR230-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Class A | SSR230-01_(10/26) |

Columbia Small Cap Value and Inflection Fund

Institutional Class | NSVAX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Columbia Small Cap Value and Inflection Fund | Institutional Class | SSR230-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Institutional Class | SSR230-08_(10/26) |

Columbia Small Cap Value and Inflection Fund

Institutional 2 Class | CRRRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$43	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Columbia Small Cap Value and Inflection Fund | Institutional 2 Class | SSR230-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Institutional 2 Class | SSR230-15_(10/26) |

Columbia Small Cap Value and Inflection Fund

Institutional 3 Class | CRRYX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$41	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Columbia Small Cap Value and Inflection Fund | Institutional 3 Class | SSR230-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Institutional 3 Class | SSR230-17_(10/26) |

Columbia Small Cap Value and Inflection Fund

Class R | CCTRX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$78	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Columbia Small Cap Value and Inflection Fund | Class R | SSR230-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Class R | SSR230-12_(10/26) |

Columbia Small Cap Value and Inflection Fund

Class S | NSVBX

Semi-Annual Shareholder Report | August 31, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$905,253,911
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	58%

Columbia Small Cap Value and Inflection Fund | Class S | SSR230-16_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	1.9%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.7%
Insight Enterprises, Inc.	1.7%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.6%
Texas Capital Bancshares, Inc.	1.6%
ICU Medical, Inc.	1.6%
Avient Corp.	1.6%
Polaris, Inc.	1.5%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	1.0%

Equity Sector Allocation

Table Summary
Financials	21.5%
Industrials	15.8%
Real Estate	11.6%
Health Care	10.4%
Information Technology	8.3%
Energy	8.2%
Materials	7.8%
Consumer Discretionary	7.0%
Consumer Staples	4.1%
Communication Services	2.5%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Class S | SSR230-16_(10/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Convertible Securities Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Convertible Securities Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 2.8%
Issuer	Shares	Value ($)
Information Technology 2.3%
Technology Hardware, Storage & Peripherals 2.3%
Hewlett Packard Enterprise Co.	300,000	15,672,000
Western Digital Corp.	55,000	24,780,250
Total		40,452,250
Total Information Technology		40,452,250
Real Estate 0.5%
Office REITs 0.5%
BXP, Inc.	120,000	8,158,800
Total Real Estate		8,158,800
Total Common Stocks (Cost $42,462,750)		48,611,050

Convertible Bonds 73.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Voyager Technologies, Inc.(a)
11/15/2030	0.750%	6,000,000	7,974,000
Automotive 1.3%
Rivian Automotive, Inc.
10/15/2030	3.625%	14,000,000	14,758,800
Wabash National Corp.(a)
08/01/2032	4.000%	7,900,000	8,526,574
Total			23,285,374
Banking 1.0%
Barclays Bank PLC
02/16/2029	1.000%	15,000,000	16,710,193
Brokerage/Asset Managers/Exchanges 4.0%
Coinbase Global, Inc.
04/01/2030	0.250%	9,000,000	8,752,500
Coinbase Global, Inc.(b)
10/01/2032	0.000%	17,000,000	14,458,500
Galaxy Digital Holdings LP(a)
05/01/2031	0.500%	21,500,000	16,920,500
Robinhood Markets, Inc.(a),(b)
10/01/2029	0.000%	17,316,000	17,549,181
WisdomTree, Inc.
08/15/2030	4.625%	8,500,000	12,275,700
Total			69,956,381
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
AST SpaceMobile, Inc.(a)
04/15/2036	2.250%	11,000,000	8,756,000
BlackSky Technology, Inc.(a)
08/01/2033	8.250%	8,000,000	9,640,667
Total			18,396,667
Consumer Cyclical Services 1.3%
DoorDash, Inc.(b)
05/15/2030	0.000%	9,000,000	9,625,500
Lyft, Inc.(a),(b)
09/15/2030	0.000%	11,900,000	12,167,750
Total			21,793,250
Diversified Manufacturing 4.4%
Advanced Energy Industries, Inc.(a),(b)
05/15/2031	0.000%	21,000,000	20,097,000
Bloom Energy Corp.(a),(b)
11/15/2030	0.000%	12,000,000	16,626,000
BWX Technologies, Inc.(a),(b)
11/01/2030	0.000%	18,000,000	16,515,000
Itron, Inc.(a),(b)
03/15/2032	0.000%	14,500,000	14,456,500
JBT Marel Corp.(a)
09/15/2030	0.375%	10,000,000	9,220,000
Total			76,914,500
Electric 4.8%
Alliant Energy Corp.
05/30/2028	3.250%	12,000,000	12,396,000
CenterPoint Energy, Inc.
08/01/2028	3.000%	12,000,000	12,186,000
CMS Energy Corp.
05/01/2028	3.375%	13,000,000	13,650,000
FirstEnergy Corp.
01/15/2031	3.875%	14,500,000	15,712,097
PPL Capital Funding, Inc.
03/15/2028	2.875%	15,000,000	16,248,000
WEC Energy Group, Inc.
06/01/2029	4.375%	12,000,000	13,902,000
Total			84,094,097
Finance Companies 1.0%
Cipher Digital, Inc.(a),(b)
10/01/2031	0.000%	7,000,000	8,911,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dave, Inc.(a),(b)
04/01/2031	0.000%	6,000,000	8,940,000
Total			17,851,461
Health Care 3.5%
Adaptive Biotechnologies Corp.(a),(b)
07/01/2031	0.000%	7,930,000	10,140,487
Hims & Hers Health, Inc.(a),(b)
05/15/2030	0.000%	5,950,000	5,105,695
iRhythm Technologies, Inc.
09/01/2029	1.500%	10,880,000	11,902,720
LivaNova PLC
03/15/2029	2.500%	7,000,000	9,271,500
Merit Medical Systems, Inc.(a)
02/01/2029	3.000%	13,500,000	16,267,500
Oscar Health, Inc.(a)
09/01/2030	2.250%	5,000,000	7,424,000
Total			60,111,902
Healthcare REIT 1.5%
Healthcare Realty Holdings LP(a)
01/15/2032	3.000%	9,000,000	8,982,000
Welltower OP LLC(a)
07/15/2029	3.125%	9,000,000	16,762,083
Total			25,744,083
Independent Energy 0.5%
Ormat Technologies, Inc.(a)
03/15/2031	1.500%	7,900,000	8,053,063
Integrated Energy 0.3%
Sable Offshore Corp.
07/01/2031	6.500%	4,000,000	5,720,400
Leisure 2.3%
IMAX Corp.(a)
11/15/2030	0.750%	6,000,000	8,076,000
Live Nation Entertainment, Inc.
01/15/2030	2.875%	27,000,000	31,225,500
Total			39,301,500
Media and Entertainment 0.4%
Liberty Media Corp./Formula One(a)
08/15/2032	2.375%	7,900,000	7,824,950
Metals and Mining 1.9%
Centrus Energy Corp.(b)
08/15/2032	0.000%	11,000,000	11,377,300
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MP Materials Corp.(a)
03/01/2030	3.000%	4,000,000	10,361,200
Peabody Energy Corp.(a)
06/01/2031	0.500%	10,000,000	10,405,000
Total			32,143,500
Midstream 1.3%
Golar LNG Ltd.
12/15/2030	2.750%	6,920,000	7,940,700
Scorpio Tankers, Inc.(a)
04/15/2031	1.750%	5,920,000	6,268,497
UGI Corp.
06/01/2028	5.000%	6,000,000	8,539,800
Total			22,748,997
Oil Field Services 1.8%
Atlas Energy Solutions, Inc.(a)
04/15/2031	0.500%	7,920,000	9,028,008
Crescent Energy Co.(a)
03/15/2031	2.750%	12,000,000	13,860,000
Liberty Energy, Inc.(a),(b)
03/01/2031	0.000%	8,900,000	7,969,950
Total			30,857,958
Other Financial Institutions 2.3%
MARA Holdings, Inc.(b)
08/01/2032	0.000%	19,000,000	16,625,000
Terawulf, Inc.(a),(b)
05/01/2032	0.000%	21,000,000	22,505,700
Total			39,130,700
Other Industry 1.1%
Fluor Corp.
08/15/2029	1.125%	9,000,000	12,177,000
Willis Lease Finance Corp.
05/15/2031	2.500%	7,900,000	7,331,200
Total			19,508,200
Other REIT 1.4%
Digital Realty Trust LP(a)
11/15/2029	1.875%	15,000,000	16,012,500
Macerich Partnership LP (The)(a)
08/15/2031	2.250%	8,880,000	8,834,712
Total			24,847,212
Other Utility 0.3%
PureCycle Technologies, Inc.
07/01/2032	4.750%	5,930,000	5,319,210
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Convertible Securities Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 8.5%
Bridgebio Pharma, Inc.(a)
02/01/2033	0.750%	20,000,000	19,898,000
Cytokinetics, Inc.(a)
10/01/2031	1.750%	9,500,000	12,536,871
Guardant Health, Inc.(a),(b)
05/15/2033	0.000%	11,000,000	16,713,125
Halozyme Therapeutics, Inc.(a)
11/15/2032	0.875%	13,500,000	18,225,000
Jazz Investments I Ltd.(a)
09/15/2032	1.875%	17,000,000	17,068,000
Mirum Pharmaceuticals, Inc.(a),(b)
06/01/2032	0.000%	18,000,000	17,505,997
PTC Therapeutics, Inc.(a),(b)
06/15/2031	0.000%	13,850,000	13,431,730
Revolution Medicines, Inc.
05/01/2033	0.500%	8,000,000	10,455,000
Sarepta Therapeutics, Inc.(a)
09/01/2030	4.875%	8,920,000	7,793,850
Travere Therapeutics, Inc.
05/15/2032	0.500%	11,000,000	14,098,700
Total			147,726,273
Retail REIT 1.0%
Realty Income Corp.(a)
01/15/2029	3.500%	17,000,000	17,322,861
Retailers 0.3%
Alibaba Group Holding Ltd.
06/01/2031	0.500%	4,700,000	6,164,050
Technology 25.0%
Akamai Technologies, Inc.(a),(b)
05/15/2032	0.000%	9,000,000	7,911,000
Akamai Technologies, Inc.
05/15/2033	0.250%	14,500,000	19,720,000
Avnet, Inc.(a)
09/01/2030	1.750%	8,000,000	11,220,000
Celcuity, Inc.
08/01/2031	2.750%	3,000,000	5,938,500
Cloudflare, Inc.(b)
06/15/2030	0.000%	7,000,000	10,110,657
Cloudflare, Inc.(a),(b)
08/15/2031	0.000%	18,000,000	17,721,000
Cogent Biosciences, Inc.
11/15/2031	1.625%	6,000,000	6,876,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commvault Systems, Inc.(a),(b)
09/15/2030	0.000%	11,880,000	11,020,757
CoreWeave, Inc.(a)
12/01/2031	1.750%	16,000,000	16,152,000
10/01/2032	1.750%	15,000,000	13,962,000
CyberArk Software Ltd.(b)
06/15/2030	0.000%	7,000,000	12,771,500
Dynatrace LLC(a),(b)
09/01/2031	0.000%	16,800,000	18,107,696
Eos Energy Enterprises, Inc.(a)
12/01/2031	1.750%	12,000,000	7,092,000
Evolent Health, Inc.
12/01/2029	3.500%	7,000,000	5,069,400
IREN Ltd.(a),(b)
07/01/2031	0.000%	22,000,000	16,115,000
Ligand Pharmaceuticals, Inc.(a),(b)
09/15/2031	0.000%	12,500,000	13,195,312
Lumentum Holdings, Inc.(a)
03/15/2032	0.375%	4,500,000	22,216,050
MACOM Technology Solutions Holdings, Inc.(b)
12/15/2029	0.000%	5,500,000	9,295,000
Microchip Technology, Inc.(a),(b)
02/15/2030	0.000%	23,000,000	24,035,000
MKS, Inc.
06/01/2030	1.250%	4,000,000	7,196,000
Nebius Group NV(a)
02/15/2034	4.500%	16,450,000	15,951,565
ON Semiconductor Corp.
03/01/2029	0.500%	27,000,000	28,593,000
Onto Innovation, Inc.(a),(b)
06/01/2031	0.000%	12,000,000	13,019,809
Penguin Solutions, Inc.(a),(b)
08/01/2031	0.000%	11,850,000	10,179,150
Plug Power, Inc.(a)
12/01/2033	6.750%	4,500,000	5,255,100
Procore Technologies, Inc.(a),(b)
08/15/2031	0.000%	8,900,000	9,339,437
Semtech Corp.(a),(b)
10/15/2030	0.000%	6,000,000	9,575,156
SiTime Corp.(b)
06/15/2031	0.000%	10,850,000	10,622,150
Snowflake, Inc.(b)
10/01/2029	0.000%	7,500,000	16,470,750
Tempus AI, Inc.(a),(b)
05/15/2032	0.000%	11,000,000	13,098,638
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyler Technologies, Inc.(a)
07/15/2031	0.500%	12,000,000	13,428,000
Ultra Clean Holdings, Inc.(a),(b)
03/15/2031	0.000%	8,500,000	9,854,900
Viavi Solutions, Inc.(a)
03/01/2031	0.625%	3,460,000	9,523,650
Vishay Intertechnology, Inc.
09/15/2030	2.250%	9,000,000	11,601,000
Total			432,237,177
Transportation Services 1.1%
Hertz Corp. (The)(a),(c)
07/01/2030	6.750%	3,000,000	2,581,800
Knight-Swift Transportation Holdings, Inc.(a)
11/15/2031	1.000%	15,000,000	16,015,429
Total			18,597,229
Total Convertible Bonds (Cost $1,176,510,457)			1,280,335,188

Convertible Preferred Stocks 21.0%
Issuer		Shares	Value ($)
Communication Services 6.1%
Interactive Media & Services 6.1%
Alphabet, Inc.	6.250%	1,100,000	53,306,000
Alphabet, Inc.	6.250%	1,100,000	52,657,000
Total			105,963,000
Total Communication Services			105,963,000
Consumer Discretionary 0.3%
Household Durables 0.3%
Whirlpool Corp.	8.500%	130,000	4,443,400
Total Consumer Discretionary			4,443,400
Financials 4.4%
Banks 3.6%
Bank of America Corp.(d)	7.250%	23,648	30,364,269
Wells Fargo & Co.	7.500%	28,000	32,318,522
Total			62,682,791
Capital Markets 0.8%
KKR & Co., Inc.	6.250%	300,000	13,971,000
Total Financials			76,653,791
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 0.9%
Life Sciences Tools & Services 0.9%
Bruker Corp.	6.375%	35,000	14,772,100
Total Health Care			14,772,100
Industrials 3.0%
Aerospace & Defense 2.4%
Boeing Co. (The)	6.000%	520,000	33,690,800
VSE Corp.	5.750%	150,000	7,962,000
Total			41,652,800
Trading Companies & Distributors 0.6%
QXO, Inc.	5.500%	235,000	9,483,616
Total Industrials			51,136,416
Information Technology 2.6%
Electronic Equipment, Instruments & Components 0.4%
Novanta, Inc.	6.500%	120,000	7,438,800
Software 1.1%
Oracle Corp.	6.500%	400,000	18,464,000
Technology Hardware, Storage & Peripherals 1.1%
Hewlett Packard Enterprise Co.	7.625%	30,000	4,020,655
Super Micro Computer, Inc.	7.000%	250,000	15,734,611
Total			19,755,266
Total Information Technology			45,658,066
Materials 0.5%
Chemicals 0.5%
Albemarle Corp.	7.250%	160,000	8,793,600
Total Materials			8,793,600
Utilities 3.2%
Electric Utilities 3.2%
Duke Energy Corp.	7.750%	180,000	8,932,148
NextEra Energy, Inc.	7.375%	700,000	31,647,000
Southern Co. (The)	7.125%	330,000	15,730,953
Total			56,310,101
Total Utilities			56,310,101
Total Convertible Preferred Stocks (Cost $350,379,628)			363,730,474
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Convertible Securities Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(e),(f)	17,141,072	17,132,502
Total Money Market Funds (Cost $17,130,022)		17,132,502
Total Investments in Securities (Cost: $1,586,482,857)		1,709,809,214
Other Assets & Liabilities, Net		22,023,906
Net Assets		1,731,833,120
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $817,247,861, which represents 47.19% of total net assets.

(b)	Zero coupon bond.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Perpetual security with no specified maturity date.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	54,319,833	481,242,709	(518,424,150)	(5,890)	17,132,502	(13,065)	736,271	17,141,072
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Information Technology	40,452,250	—	—	40,452,250
Real Estate	8,158,800	—	—	8,158,800
Total Common Stocks	48,611,050	—	—	48,611,050
Convertible Bonds	—	1,280,335,188	—	1,280,335,188
Convertible Preferred Stocks
Communication Services	—	105,963,000	—	105,963,000
Consumer Discretionary	—	4,443,400	—	4,443,400
Financials	—	76,653,791	—	76,653,791
Health Care	—	14,772,100	—	14,772,100
Industrials	—	51,136,416	—	51,136,416
Information Technology	—	45,658,066	—	45,658,066
Materials	—	8,793,600	—	8,793,600
Utilities	—	56,310,101	—	56,310,101
Total Convertible Preferred Stocks	—	363,730,474	—	363,730,474
Money Market Funds	17,132,502	—	—	17,132,502
Total Investments in Securities	65,743,552	1,644,065,662	—	1,709,809,214
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Convertible Securities Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,569,352,835)	$1,692,676,712
Affiliated issuers (cost $17,130,022)	17,132,502
Receivable for:
Investments sold	19,248,559
Capital shares sold	1,599,284
Dividends	1,735,043
Interest	3,614,998
Expense reimbursement due from Investment Manager	4,520
Prepaid expenses	8,169
Other assets	3,972
Total assets	1,736,023,759
Liabilities
Due to custodian	16,720
Payable for:
Investments purchased	2,930,796
Capital shares redeemed	746,638
Management services fees	107,919
Distribution and/or service fees	8,490
Transfer agent fees	104,326
Compensation of chief compliance officer	132
Compensation of board members	2,813
Other expenses	41,359
Deferred compensation of board members	231,446
Total liabilities	4,190,639
Net assets applicable to outstanding capital stock	$1,731,833,120
Represented by
Paid in capital	1,361,096,668
Total distributable earnings (loss)	370,736,452
Total - representing net assets applicable to outstanding capital stock	$1,731,833,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
9

Statement of Assets and Liabilities (continued)
August 31, 2026 (Unaudited)
Class A
Net assets	$327,108,947
Shares outstanding	11,261,316
Net asset value per share	$29.05
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.82
Class C
Net assets	$21,284,837
Shares outstanding	737,425
Net asset value per share	$28.86
Institutional Class
Net assets	$743,049,617
Shares outstanding	25,508,215
Net asset value per share	$29.13
Institutional 2 Class
Net assets	$171,310,027
Shares outstanding	5,805,118
Net asset value per share	$29.51
Institutional 3 Class
Net assets	$459,590,182
Shares outstanding	15,355,620
Net asset value per share	$29.93
Class S
Net assets	$9,489,510
Shares outstanding	325,735
Net asset value per share	$29.13
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Convertible Securities Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,807,852
Dividends — affiliated issuers	736,271
Interest	10,758,555
Total income	23,302,678
Expenses:
Management services fees	6,572,557
Distribution and/or service fees
Class A	412,565
Class C	111,734
Transfer agent fees
Class A	145,570
Class C	9,859
Institutional Class	339,864
Institutional 2 Class	46,736
Institutional 3 Class	7,797
Class S	4,328
Custodian fees	6,584
Printing and postage fees	61,056
Registration fees	74,929
Accounting services fees	16,880
Legal fees	18,202
Compensation of chief compliance officer	133
Compensation of board members	12,994
Deferred compensation of board members	23,937
Other	14,769
Total expenses	7,880,494
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(358,263)
Total net expenses	7,522,231
Net investment income	15,780,447
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	245,915,090
Investments — affiliated issuers	(13,065)
Net realized gain	245,902,025
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(102,785,882)
Investments — affiliated issuers	(5,890)
Net change in unrealized appreciation (depreciation)	(102,791,772)
Net realized and unrealized gain	143,110,253
Net increase in net assets resulting from operations	$158,890,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
11

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$15,780,447	$22,864,466
Net realized gain	245,902,025	95,682,803
Net change in unrealized appreciation (depreciation)	(102,791,772)	209,369,447
Net increase in net assets resulting from operations	158,890,700	327,916,716
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,748,034)	(4,336,087)
Class C	(709,653)	(186,592)
Institutional Class	(28,631,848)	(11,509,791)
Institutional 2 Class	(6,346,480)	(2,909,954)
Institutional 3 Class	(15,623,234)	(4,098,469)
Class S	(360,490)	(170,309)
Total distributions to shareholders	(63,419,739)	(23,211,202)
Increase in net assets from capital stock activity	45,817,347	130,222,340
Total increase in net assets	141,288,308	434,927,854
Net assets at beginning of period	1,590,544,812	1,155,616,958
Net assets at end of period	$1,731,833,120	$1,590,544,812
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Convertible Securities Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	476,118	14,077,589	719,150	17,748,041
Distributions reinvested	262,875	7,989,698	124,921	2,927,275
Shares redeemed	(735,648)	(21,320,739)	(1,748,801)	(41,862,069)
Net increase (decrease)	3,345	746,548	(904,730)	(21,186,753)
Class C
Shares sold	28,730	827,239	48,297	1,160,360
Distributions reinvested	22,392	681,127	7,690	176,690
Shares redeemed	(115,666)	(3,322,374)	(331,275)	(7,805,457)
Net decrease	(64,544)	(1,814,008)	(275,288)	(6,468,407)
Institutional Class
Shares sold	3,019,793	88,420,117	5,502,033	136,614,674
Distributions reinvested	882,938	26,850,444	458,105	10,783,908
Shares redeemed	(4,454,478)	(129,894,616)	(8,021,395)	(194,687,211)
Net decrease	(551,747)	(14,624,055)	(2,061,257)	(47,288,629)
Institutional 2 Class
Shares sold	732,570	20,761,344	625,129	15,240,065
Distributions reinvested	198,684	6,116,134	115,579	2,754,280
Shares redeemed	(1,051,003)	(31,081,582)	(1,791,733)	(44,505,084)
Net decrease	(119,749)	(4,204,104)	(1,051,025)	(26,510,739)
Institutional 3 Class
Shares sold	3,310,692	99,647,664	14,389,673	363,071,640
Distributions reinvested	462,569	14,452,199	139,945	3,589,943
Shares redeemed	(1,595,167)	(48,019,133)	(5,081,759)	(132,083,176)
Net increase	2,178,094	66,080,730	9,447,859	234,578,407
Class S
Shares sold	1,520	44,942	3,149	76,172
Distributions reinvested	11,859	360,490	7,279	170,309
Shares redeemed	(26,033)	(773,196)	(133,412)	(3,148,020)
Net decrease	(12,654)	(367,764)	(122,984)	(2,901,539)
Total net increase	1,432,745	45,817,347	5,032,575	130,222,340
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$27.37	0.24	2.50	2.74	(0.23)	(0.83)	(1.06)
Year Ended 2/28/2026	$21.88	0.37	5.49	5.86	(0.37)	—	(0.37)
Year Ended 2/28/2025	$20.22	0.37	1.72	2.09	(0.43)	—	(0.43)
Year Ended 2/29/2024	$19.36	0.46	0.91	1.37	(0.51)	—	(0.51)
Year Ended 2/28/2023	$23.74	0.38	(2.93)	(2.55)	(0.39)	(1.44)	(1.83)
Year Ended 2/28/2022	$32.01	0.24	(2.84)	(2.60)	(0.22)	(5.45)	(5.67)
Class C
Six Months Ended 8/31/2026 (Unaudited)	$27.21	0.12	2.48	2.60	(0.12)	(0.83)	(0.95)
Year Ended 2/28/2026	$21.76	0.19	5.45	5.64	(0.19)	—	(0.19)
Year Ended 2/28/2025	$20.10	0.21	1.72	1.93	(0.27)	—	(0.27)
Year Ended 2/29/2024	$19.25	0.32	0.90	1.22	(0.37)	—	(0.37)
Year Ended 2/28/2023	$23.60	0.22	(2.89)	(2.67)	(0.24)	(1.44)	(1.68)
Year Ended 2/28/2022	$31.88	0.03	(2.85)	(2.82)	(0.01)	(5.45)	(5.46)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$27.45	0.27	2.50	2.77	(0.26)	(0.83)	(1.09)
Year Ended 2/28/2026	$21.94	0.43	5.51	5.94	(0.43)	—	(0.43)
Year Ended 2/28/2025	$20.27	0.43	1.72	2.15	(0.48)	—	(0.48)
Year Ended 2/29/2024	$19.41	0.51	0.91	1.42	(0.56)	—	(0.56)
Year Ended 2/28/2023	$23.79	0.43	(2.92)	(2.49)	(0.45)	(1.44)	(1.89)
Year Ended 2/28/2022	$32.08	0.31	(2.86)	(2.55)	(0.29)	(5.45)	(5.74)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$27.79	0.28	2.54	2.82	(0.27)	(0.83)	(1.10)
Year Ended 2/28/2026	$22.21	0.44	5.58	6.02	(0.44)	—	(0.44)
Year Ended 2/28/2025	$20.51	0.44	1.75	2.19	(0.49)	—	(0.49)
Year Ended 2/29/2024	$19.64	0.53	0.91	1.44	(0.57)	—	(0.57)
Year Ended 2/28/2023	$24.05	0.46	(2.97)	(2.51)	(0.46)	(1.44)	(1.90)
Year Ended 2/28/2022	$32.36	0.33	(2.88)	(2.55)	(0.31)	(5.45)	(5.76)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Convertible Securities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$29.05	9.84%	1.12%	1.08%	1.60%	106%	$327,109
Year Ended 2/28/2026	$27.37	27.07%	1.15%	1.08% (c)	1.53%	212%	$308,177
Year Ended 2/28/2025	$21.88	10.43%	1.16%	1.07% (c)	1.77%	108%	$266,166
Year Ended 2/29/2024	$20.22	7.25%	1.16%	1.09% (c)	2.38%	72%	$281,630
Year Ended 2/28/2023	$19.36	(10.29% )	1.14% (d)	1.12% (c),(d)	1.88%	59%	$311,254
Year Ended 2/28/2022	$23.74	(9.04% )	1.10% (d)	1.10% (c),(d)	0.83%	92%	$413,074
Class C
Six Months Ended 8/31/2026 (Unaudited)	$28.86	9.38%	1.87%	1.83%	0.85%	106%	$21,285
Year Ended 2/28/2026	$27.21	26.10%	1.90%	1.83% (c)	0.79%	212%	$21,822
Year Ended 2/28/2025	$21.76	9.67%	1.91%	1.82% (c)	1.02%	108%	$23,437
Year Ended 2/29/2024	$20.10	6.42%	1.91%	1.84% (c)	1.63%	72%	$33,250
Year Ended 2/28/2023	$19.25	(10.94% )	1.89% (d)	1.87% (c),(d)	1.10%	59%	$45,631
Year Ended 2/28/2022	$23.60	(9.76% )	1.85% (d)	1.85% (c),(d)	0.09%	92%	$77,910
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$29.13	9.94%	0.87%	0.83%	1.85%	106%	$743,050
Year Ended 2/28/2026	$27.45	27.40%	0.90%	0.83% (c)	1.78%	212%	$715,297
Year Ended 2/28/2025	$21.94	10.73%	0.91%	0.82% (c)	2.02%	108%	$616,999
Year Ended 2/29/2024	$20.27	7.50%	0.91%	0.84% (c)	2.63%	72%	$554,094
Year Ended 2/28/2023	$19.41	(10.04% )	0.89% (d)	0.87% (c),(d)	2.09%	59%	$642,404
Year Ended 2/28/2022	$23.79	(8.84% )	0.85% (d)	0.85% (c),(d)	1.09%	92%	$1,094,312
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$29.51	9.99%	0.84%	0.79%	1.90%	106%	$171,310
Year Ended 2/28/2026	$27.79	27.44%	0.86%	0.79%	1.82%	212%	$164,676
Year Ended 2/28/2025	$22.21	10.79%	0.87%	0.78%	2.06%	108%	$154,947
Year Ended 2/29/2024	$20.51	7.51%	0.86%	0.79%	2.69%	72%	$167,854
Year Ended 2/28/2023	$19.64	(10.00% )	0.85% (d)	0.82% (d)	2.22%	59%	$159,146
Year Ended 2/28/2022	$24.05	(8.77% )	0.80% (d)	0.79% (d)	1.14%	92%	$180,150
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$28.18	0.30	2.55	2.85	(0.27)	(0.83)	(1.10)
Year Ended 2/28/2026	$22.51	0.44	5.68	6.12	(0.45)	—	(0.45)
Year Ended 2/28/2025	$20.78	0.46	1.77	2.23	(0.50)	—	(0.50)
Year Ended 2/29/2024	$19.89	0.55	0.92	1.47	(0.58)	—	(0.58)
Year Ended 2/28/2023	$24.32	0.48	(3.00)	(2.52)	(0.47)	(1.44)	(1.91)
Year Ended 2/28/2022	$32.66	0.35	(2.92)	(2.57)	(0.32)	(5.45)	(5.77)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$27.45	0.27	2.50	2.77	(0.26)	(0.83)	(1.09)
Year Ended 2/28/2026	$21.94	0.43	5.51	5.94	(0.43)	—	(0.43)
Year Ended 2/28/2025(e)	$21.35	0.18	0.53	0.71	(0.12)	—	(0.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Convertible Securities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$29.93	9.98%	0.79%	0.75%	1.95%	106%	$459,590
Year Ended 2/28/2026	$28.18	27.53%	0.81%	0.74%	1.73%	212%	$371,283
Year Ended 2/28/2025	$22.51	10.85%	0.82%	0.73%	2.12%	108%	$83,945
Year Ended 2/29/2024	$20.78	7.57%	0.81%	0.74%	2.74%	72%	$231,868
Year Ended 2/28/2023	$19.89	(9.93% )	0.80% (d)	0.78% (d)	2.36%	59%	$116,903
Year Ended 2/28/2022	$24.32	(8.74% )	0.75% (d)	0.75% (d)	1.18%	92%	$101,658
Class S
Six Months Ended 8/31/2026 (Unaudited)	$29.13	9.94%	0.87%	0.83%	1.85%	106%	$9,490
Year Ended 2/28/2026	$27.45	27.40%	0.90%	0.83% (c)	1.80%	212%	$9,289
Year Ended 2/28/2025 (e)	$21.94	3.32%	0.94%	0.83%	2.01%	108%	$10,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
17

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
18
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Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Convertible Securities Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.76% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain
20
Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Convertible Securities Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	95,753
Class C	—	1.00 (b)	1

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	1.09	1.08
Class C	1.84	1.83
Institutional Class	0.84	0.83
Institutional 2 Class	0.80	0.79
Institutional 3 Class	0.75	0.75
Class S	0.84	0.83
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
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Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,586,483,000	155,817,000	(32,491,000)	123,326,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,750,561,871 and $1,770,971,077, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Columbia Convertible Securities Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 21.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
24
Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Convertible Securities Fund  | 2026
25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
26
Columbia Convertible Securities Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Convertible Securities Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
28
Columbia Convertible Securities Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Convertible Securities Fund  | 2026
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR134_(10/26)

Columbia Cornerstone Equity Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Cornerstone Equity Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 8.2%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	509,143	13,181,711
Interactive Media & Services 7.3%
Alphabet, Inc., Class C	217,223	72,858,766
Meta Platforms, Inc., Class A	63,461	36,321,269
Total		109,180,035
Total Communication Services		122,361,746
Consumer Discretionary 8.6%
Automobiles 1.4%
General Motors Co.	242,677	20,947,879
Broadline Retail 3.9%
Amazon.com, Inc.(a)	222,880	57,897,538
Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.	57,398	18,153,839
Jersey Mike’s Subs, Inc., Class A(a)	157,524	3,378,890
Royal Caribbean Cruises Ltd.	51,404	13,814,311
Total		35,347,040
Specialty Retail 0.9%
TJX Companies, Inc. (The)	95,944	12,847,861
Total Consumer Discretionary		127,040,318
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	239,872	25,155,377
Household Products 3.1%
Colgate-Palmolive Co.	237,810	21,360,094
Procter & Gamble Co. (The)	170,377	24,725,110
Total		46,085,204
Total Consumer Staples		71,240,581
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	119,369	24,606,726
Valero Energy Corp.	48,383	17,365,626
Total		41,972,352
Total Energy		41,972,352
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.4%
Banks 5.6%
Bank of America Corp.	417,822	25,879,895
Citigroup, Inc.	151,137	19,892,652
JPMorgan Chase & Co.	102,467	36,480,301
Total		82,252,848
Capital Markets 3.3%
Charles Schwab Corp. (The)	253,102	27,795,662
Goldman Sachs Group, Inc. (The)	20,597	21,130,462
Total		48,926,124
Financial Services 2.4%
MasterCard, Inc., Class A	60,952	35,919,623
Insurance 1.1%
Chubb Ltd.	49,804	16,863,634
Total Financials		183,962,229
Health Care 11.0%
Biotechnology 3.9%
AbbVie, Inc.	98,842	25,345,066
Insmed, Inc.(a)	88,134	10,736,484
Revolution Medicines, Inc.(a)	50,565	10,394,647
Vertex Pharmaceuticals, Inc.(a)	22,447	12,222,840
Total		58,699,037
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.(a)	26,031	9,810,043
Health Care Providers & Services 0.6%
Guardant Health, Inc.(a)	52,546	8,355,865
Life Sciences Tools & Services 1.8%
Danaher Corp.	75,351	16,091,959
Illumina, Inc.(a)	51,617	11,026,940
Total		27,118,899
Pharmaceuticals 4.0%
Eli Lilly & Co.	30,061	34,772,461
Merck & Co., Inc.	163,119	24,102,463
Total		58,874,924
Total Health Care		162,858,768
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.8%
Aerospace & Defense 2.7%
Arxis, Inc.(a)	227,297	11,767,166
General Dynamics Corp.	42,919	15,937,971
Karman Holdings, Inc.(a)	280,649	11,632,901
Total		39,338,038
Commercial Services & Supplies 2.4%
Cintas Corp.	99,256	20,028,868
Republic Services, Inc.	73,741	16,290,862
Total		36,319,730
Construction & Engineering 0.3%
MasTec, Inc.(a)	19,078	4,574,523
Electrical Equipment 2.0%
Eaton Corp. PLC	44,193	17,760,283
Vertiv Holdings Co.	47,376	12,257,119
Total		30,017,402
Ground Transportation 1.2%
CSX Corp.	354,034	17,882,257
Machinery 1.2%
Parker-Hannifin Corp.	17,594	17,232,267
Total Industrials		145,364,217
Information Technology 36.5%
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	105,713	16,760,796
IT Services 1.1%
Snowflake, Inc., Class A(a)	47,810	15,845,668
Semiconductors & Semiconductor Equipment 18.7%
Broadcom, Inc.	143,288	53,065,278
Cerebras Systems, Inc., Class A(a)	16,636	3,065,017
Lam Research Corp.	74,342	22,413,370
Microchip Technology, Inc.	234,350	17,213,007
Micron Technology, Inc.	45,556	43,675,904
NVIDIA Corp.	621,255	137,160,679
Total		276,593,255
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.6%
CrowdStrike Holdings, Inc., Class A(a)	105,604	24,394,524
Microsoft Corp.	148,987	75,579,615
Palo Alto Networks, Inc.(a)	70,382	26,895,074
ServiceNow, Inc.(a)	108,971	16,126,618
Total		142,995,831
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	279,749	88,638,471
Total Information Technology		540,834,021
Real Estate 1.7%
Specialized REITs 1.7%
Equinix, Inc.	23,936	25,054,290
Total Real Estate		25,054,290
Utilities 3.9%
Electric Utilities 1.2%
Entergy Corp.	174,026	18,500,704
Multi-Utilities 2.7%
Ameren Corp.	186,049	19,723,055
DTE Energy Co.	147,840	20,051,539
Total		39,774,594
Total Utilities		58,275,298
Total Common Stocks (Cost $717,843,240)		1,478,963,820

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	5,168,282	5,165,697
Total Money Market Funds (Cost $5,165,047)		5,165,697
Total Investments in Securities (Cost: $723,008,287)		1,484,129,517
Other Assets & Liabilities, Net		(628,329)
Net Assets		1,483,501,188
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Cornerstone Equity Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	1,784,685	1,921,838	(3,480,436)	(226,087)	—	—	535,912	—	—
Columbia Short-Term Cash Fund, 3.871%
	10,957,340	88,663,088	(94,453,219)	(1,512)	5,165,697	—	418	148,847	5,168,282
Total	12,742,025			(227,599)	5,165,697	—	536,330	148,847
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	122,361,746	—	—	122,361,746
Consumer Discretionary	127,040,318	—	—	127,040,318
Consumer Staples	71,240,581	—	—	71,240,581
Energy	41,972,352	—	—	41,972,352
Financials	183,962,229	—	—	183,962,229
Health Care	162,858,768	—	—	162,858,768
Industrials	145,364,217	—	—	145,364,217
Information Technology	540,834,021	—	—	540,834,021
Real Estate	25,054,290	—	—	25,054,290
Utilities	58,275,298	—	—	58,275,298
Total Common Stocks	1,478,963,820	—	—	1,478,963,820
Money Market Funds	5,165,697	—	—	5,165,697
Total Investments in Securities	1,484,129,517	—	—	1,484,129,517
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Cornerstone Equity Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $717,843,240)	$1,478,963,820
Affiliated issuers (cost $5,165,047)	5,165,697
Receivable for:
Capital shares sold	218,589
Dividends	958,403
Expense reimbursement due from Investment Manager	25,912
Prepaid expenses	6,799
Total assets	1,485,339,220
Liabilities
Payable for:
Capital shares redeemed	1,393,790
Management services fees	88,111
Distribution and/or service fees	6,170
Transfer agent fees	87,423
Compensation of chief compliance officer	118
Compensation of board members	3,138
Other expenses	48,170
Deferred compensation of board members	211,112
Total liabilities	1,838,032
Net assets applicable to outstanding capital stock	$1,483,501,188
Represented by
Paid in capital	531,234,687
Total distributable earnings (loss)	952,266,501
Total - representing net assets applicable to outstanding capital stock	$1,483,501,188
Class A
Net assets	$268,215,602
Shares outstanding	10,381,885
Net asset value per share	$25.83
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$27.41
Class C
Net assets	$7,844,827
Shares outstanding	357,481
Net asset value per share	$21.94
Institutional Class
Net assets	$311,741,404
Shares outstanding	12,191,480
Net asset value per share	$25.57
Institutional 2 Class
Net assets	$175,912,924
Shares outstanding	6,553,388
Net asset value per share	$26.84
Institutional 3 Class
Net assets	$669,404,636
Shares outstanding	26,786,899
Net asset value per share	$24.99
Class S
Net assets	$50,381,795
Shares outstanding	1,969,699
Net asset value per share	$25.58
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
7

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,821,378
Dividends — affiliated issuers	148,847
Total income	7,970,225
Expenses:
Management services fees	5,477,403
Distribution and/or service fees
Class A	344,038
Class C	37,871
Transfer agent fees
Class A	152,906
Class C	4,208
Institutional Class	179,782
Institutional 2 Class	54,683
Institutional 3 Class	11,187
Class S	26,963
Custodian fees	6,141
Printing and postage fees	20,140
Registration fees	68,858
Accounting services fees	16,880
Legal fees	16,917
Compensation of chief compliance officer	120
Compensation of board members	12,284
Deferred compensation of board members	20,963
Other	15,755
Total expenses	6,467,099
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,579,671)
Total net expenses	4,887,428
Net investment income	3,082,797
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	195,132,219
Investments — affiliated issuers	536,330
Option contracts written	468,759
Net realized gain	196,137,308
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,977,188)
Investments — affiliated issuers	(227,599)
Option contracts written	(152,369)
Net change in unrealized appreciation (depreciation)	(10,357,156)
Net realized and unrealized gain	185,780,152
Net increase in net assets resulting from operations	$188,862,949
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Cornerstone Equity Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$3,082,797	$7,552,474
Net realized gain	196,137,308	91,235,791
Net change in unrealized appreciation (depreciation)	(10,357,156)	87,613,068
Net increase in net assets resulting from operations	188,862,949	186,401,333
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,704,131)	(7,737,571)
Class C	(427,825)	(258,941)
Institutional Class	(16,149,731)	(12,045,371)
Institutional 2 Class	(8,310,066)	(8,266,851)
Institutional 3 Class	(34,673,161)	(21,647,243)
Class S	(2,469,630)	(1,447,068)
Total distributions to shareholders	(75,734,544)	(51,403,045)
Decrease in net assets from capital stock activity	(199,220,697)	(89,301,794)
Total increase (decrease) in net assets	(86,092,292)	45,696,494
Net assets at beginning of period	1,569,593,480	1,523,896,986
Net assets at end of period	$1,483,501,188	$1,569,593,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	351,592	8,800,260	580,242	13,042,129
Distributions reinvested	254,876	6,371,906	160,076	3,575,911
Shares redeemed	(1,373,713)	(34,716,668)	(1,658,752)	(37,288,489)
Net decrease	(767,245)	(19,544,502)	(918,434)	(20,670,449)
Class C
Shares sold	17,640	376,794	34,734	662,392
Distributions reinvested	19,976	424,687	13,349	255,937
Shares redeemed	(36,838)	(780,137)	(182,128)	(3,524,545)
Net increase (decrease)	778	21,344	(134,045)	(2,606,216)
Institutional Class
Shares sold	497,793	12,377,350	7,967,319	185,033,659
Distributions reinvested	595,846	14,735,266	500,794	11,222,046
Shares redeemed	(3,200,398)	(76,873,252)	(9,295,806)	(218,144,092)
Net decrease	(2,106,759)	(49,760,636)	(827,693)	(21,888,387)
Institutional 2 Class
Shares sold	409,769	10,476,079	1,751,297	40,917,619
Distributions reinvested	320,110	8,310,065	354,759	8,266,851
Shares redeemed	(5,533,591)	(142,395,605)	(1,930,501)	(45,041,359)
Net increase (decrease)	(4,803,712)	(123,609,461)	175,555	4,143,111
Institutional 3 Class
Shares sold	152,397	3,685,224	1,851,759	41,211,249
Distributions reinvested	1,368,453	33,061,812	922,903	20,117,577
Shares redeemed	(1,783,425)	(43,850,022)	(4,637,886)	(106,609,876)
Net decrease	(262,575)	(7,102,986)	(1,863,224)	(45,281,050)
Class S
Distributions reinvested	99,823	2,469,629	65,168	1,447,068
Shares redeemed	(68,893)	(1,694,085)	(195,464)	(4,445,871)
Net increase (decrease)	30,930	775,544	(130,296)	(2,998,803)
Total net decrease	(7,908,583)	(199,220,697)	(3,698,137)	(89,301,794)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Cornerstone Equity Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$23.98	0.02	3.13	3.15	(0.03)	(1.27)	(1.30)
Year Ended 2/28/2026	$22.06	0.05	2.54	2.59	(0.04)	(0.63)	(0.67)
Year Ended 2/28/2025	$20.13	0.05	3.20	3.25	(0.08)	(1.24)	(1.32)
Year Ended 2/29/2024	$15.99	0.13	4.88	5.01	(0.14)	(0.73)	(0.87)
Year Ended 2/28/2023	$18.81	0.13	(2.03)	(1.90)	(0.12)	(0.80)	(0.92)
Year Ended 2/28/2022	$17.28	0.11	2.88	2.99	(0.15)	(1.31)	(1.46)
Class C
Six Months Ended 8/31/2026 (Unaudited)	$20.59	(0.07)	2.69	2.62	(0.00)	(1.27)	(1.27)
Year Ended 2/28/2026	$19.14	(0.10)	2.18	2.08	—	(0.63)	(0.63)
Year Ended 2/28/2025	$17.70	(0.09)	2.80	2.71	(0.03)	(1.24)	(1.27)
Year Ended 2/29/2024	$14.17	(0.01)	4.30	4.29	(0.03)	(0.73)	(0.76)
Year Ended 2/28/2023	$16.78	0.01	(1.82)	(1.81)	(0.00)	(0.80)	(0.80)
Year Ended 2/28/2022	$15.58	(0.04)	2.60	2.56	(0.05)	(1.31)	(1.36)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$23.72	0.05	3.11	3.16	(0.04)	(1.27)	(1.31)
Year Ended 2/28/2026	$21.83	0.10	2.52	2.62	(0.10)	(0.63)	(0.73)
Year Ended 2/28/2025	$19.92	0.11	3.17	3.28	(0.13)	(1.24)	(1.37)
Year Ended 2/29/2024	$15.83	0.17	4.83	5.00	(0.18)	(0.73)	(0.91)
Year Ended 2/28/2023	$18.63	0.17	(2.01)	(1.84)	(0.16)	(0.80)	(0.96)
Year Ended 2/28/2022	$17.13	0.15	2.85	3.00	(0.19)	(1.31)	(1.50)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$24.84	0.06	3.25	3.31	(0.04)	(1.27)	(1.31)
Year Ended 2/28/2026	$22.82	0.12	2.64	2.76	(0.11)	(0.63)	(0.74)
Year Ended 2/28/2025	$20.77	0.13	3.30	3.43	(0.14)	(1.24)	(1.38)
Year Ended 2/29/2024	$16.47	0.19	5.03	5.22	(0.19)	(0.73)	(0.92)
Year Ended 2/28/2023	$19.35	0.19	(2.10)	(1.91)	(0.17)	(0.80)	(0.97)
Year Ended 2/28/2022	$17.73	0.17	2.97	3.14	(0.21)	(1.31)	(1.52)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Cornerstone Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$25.83	13.30%	1.10%	0.90%	0.15%	40%	$268,216
Year Ended 2/28/2026	$23.98	11.99%	1.10%	0.90% (c)	0.22%	71%	$267,323
Year Ended 2/28/2025	$22.06	16.25%	1.10%	0.87% (c)	0.25%	56%	$266,216
Year Ended 2/29/2024	$20.13	31.98%	1.12%	0.83% (c)	0.71%	61%	$243,348
Year Ended 2/28/2023	$15.99	(9.89% )	1.12% (d)	0.80% (c),(d)	0.81%	55%	$194,560
Year Ended 2/28/2022	$18.81	17.04%	1.12% (d)	0.79% (c),(d)	0.54%	58%	$235,276
Class C
Six Months Ended 8/31/2026 (Unaudited)	$21.94	12.90%	1.85%	1.65%	(0.60% )	40%	$7,845
Year Ended 2/28/2026	$20.59	11.11%	1.85%	1.65% (c)	(0.52% )	71%	$7,346
Year Ended 2/28/2025	$19.14	15.44%	1.85%	1.62% (c)	(0.50% )	56%	$9,392
Year Ended 2/29/2024	$17.70	30.91%	1.87%	1.58% (c)	(0.04% )	61%	$9,290
Year Ended 2/28/2023	$14.17	(10.54% )	1.88% (d)	1.55% (c),(d)	0.06%	55%	$8,243
Year Ended 2/28/2022	$16.78	16.13%	1.87% (d)	1.54% (c),(d)	(0.21% )	58%	$8,739
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$25.57	13.49%	0.85%	0.65%	0.40%	40%	$311,741
Year Ended 2/28/2026	$23.72	12.24%	0.85%	0.65% (c)	0.46%	71%	$339,199
Year Ended 2/28/2025	$21.83	16.59%	0.85%	0.62% (c)	0.50%	56%	$330,205
Year Ended 2/29/2024	$19.92	32.29%	0.87%	0.58% (c)	0.96%	61%	$328,278
Year Ended 2/28/2023	$15.83	(9.65% )	0.88% (d)	0.55% (c),(d)	1.07%	55%	$261,568
Year Ended 2/28/2022	$18.63	17.28%	0.87% (d)	0.54% (c),(d)	0.79%	58%	$214,100
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$26.84	13.49%	0.79%	0.59%	0.48%	40%	$175,913
Year Ended 2/28/2026	$24.84	12.34%	0.79%	0.59%	0.53%	71%	$282,084
Year Ended 2/28/2025	$22.82	16.64%	0.80%	0.57%	0.56%	56%	$255,174
Year Ended 2/29/2024	$20.77	32.38%	0.81%	0.51%	1.03%	61%	$213,892
Year Ended 2/28/2023	$16.47	(9.64% )	0.81% (d)	0.48% (d)	1.12%	55%	$184,917
Year Ended 2/28/2022	$19.35	17.45%	0.80% (d)	0.47% (d)	0.85%	58%	$198,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$23.20	0.06	3.04	3.10	(0.04)	(1.27)	(1.31)
Year Ended 2/28/2026	$21.37	0.13	2.45	2.58	(0.12)	(0.63)	(0.75)
Year Ended 2/28/2025	$19.52	0.13	3.11	3.24	(0.15)	(1.24)	(1.39)
Year Ended 2/29/2024	$15.53	0.19	4.73	4.92	(0.20)	(0.73)	(0.93)
Year Ended 2/28/2023	$18.30	0.19	(1.98)	(1.79)	(0.18)	(0.80)	(0.98)
Year Ended 2/28/2022	$16.85	0.17	2.81	2.98	(0.22)	(1.31)	(1.53)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$23.73	0.05	3.11	3.16	(0.04)	(1.27)	(1.31)
Year Ended 2/28/2026	$21.84	0.11	2.51	2.62	(0.10)	(0.63)	(0.73)
Year Ended 2/28/2025(e)	$21.60	0.04	0.91	0.95	(0.07)	(0.64)	(0.71)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Cornerstone Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$24.99	13.55%	0.75%	0.54%	0.50%	40%	$669,405
Year Ended 2/28/2026	$23.20	12.34%	0.74%	0.54%	0.58%	71%	$627,634
Year Ended 2/28/2025	$21.37	16.74%	0.74%	0.52%	0.61%	56%	$617,732
Year Ended 2/29/2024	$19.52	32.41%	0.76%	0.46%	1.07%	61%	$623,513
Year Ended 2/28/2023	$15.53	(9.54% )	0.76% (d)	0.43% (d)	1.17%	55%	$559,371
Year Ended 2/28/2022	$18.30	17.40%	0.75% (d)	0.42% (d)	0.92%	58%	$700,548
Class S
Six Months Ended 8/31/2026 (Unaudited)	$25.58	13.48%	0.85%	0.65%	0.40%	40%	$50,382
Year Ended 2/28/2026	$23.73	12.23%	0.85%	0.65% (c)	0.47%	71%	$46,007
Year Ended 2/28/2025 (e)	$21.84	4.29%	0.87%	0.64% (c)	0.49%	56%	$45,178
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
15

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Cornerstone Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the
Columbia Cornerstone Equity Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends
18
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At August 31, 2026, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	468,759

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(152,369)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average value ($)
Option contracts written	(15,770)
Columbia Cornerstone Equity Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
20
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.72% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Cornerstone Equity Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
22
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	11,794
Class C	—	1.00 (b)	173

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	0.90	0.90
Class C	1.65	1.65
Institutional Class	0.65	0.65
Institutional 2 Class	0.58	0.60
Institutional 3 Class	0.53	0.55
Class S	0.65	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
723,008,000	778,092,000	(16,970,000)	761,122,000
Columbia Cornerstone Equity Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $597,400,681 and $862,078,777, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings
24
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 47.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Cornerstone Equity Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Cornerstone Equity Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Cornerstone Equity Fund (formerly known as Columbia Select Large Cap Equity Fund) (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Cornerstone Equity Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
28
Columbia Cornerstone Equity Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Cornerstone Equity Fund  | 2026
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Cornerstone Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR172_(10/26)

Columbia Large Cap Enhanced Core Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Enhanced Core Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 9.0%
Interactive Media & Services 8.4%
Alphabet, Inc., Class A	85,842	29,130,483
Meta Platforms, Inc., Class A	21,952	12,564,007
Total		41,694,490
Media 0.6%
Fox Corp., Class A	47,953	3,229,635
Total Communication Services		44,924,125
Consumer Discretionary 8.8%
Automobiles 1.9%
General Motors Co.	43,986	3,796,872
Tesla, Inc.(a)	16,013	5,891,983
Total		9,688,855
Broadline Retail 3.3%
Amazon.com, Inc.(a)	62,530	16,243,418
Hotels, Restaurants & Leisure 1.3%
Expedia Group, Inc.	12,080	3,830,810
Las Vegas Sands Corp.	28,211	1,235,924
MGM Resorts International(a)	28,315	1,171,108
Total		6,237,842
Household Durables 0.5%
D.R. Horton, Inc.	16,685	2,411,984
Specialty Retail 0.9%
Ross Stores, Inc.	13,199	3,016,499
TJX Companies, Inc. (The)	10,243	1,371,640
Total		4,388,139
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	6,494	2,252,768
Tapestry, Inc.	18,076	2,230,398
Total		4,483,166
Total Consumer Discretionary		43,453,404
Consumer Staples 4.4%
Beverages 0.6%
Molson Coors Beverage Co., Class B	78,672	3,127,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.1%
Kroger Co. (The)	53,325	3,068,320
Target Corp.	9,184	1,477,522
Walmart, Inc.	8,170	856,788
Total		5,402,630
Food Products 0.7%
Kraft Heinz Co. (The)	124,509	3,196,146
Household Products 1.2%
Colgate-Palmolive Co.	13,341	1,198,289
Procter & Gamble Co. (The)	32,975	4,785,332
Total		5,983,621
Tobacco 0.8%
Altria Group, Inc.	58,471	4,004,094
Total Consumer Staples		21,714,490
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	32,695	6,739,747
ExxonMobil Holdings Corp.	44,170	7,109,162
Valero Energy Corp.	11,707	4,201,876
Total		18,050,785
Total Energy		18,050,785
Financials 12.1%
Banks 3.0%
Bank of America Corp.	43,938	2,721,520
Citigroup, Inc.	35,277	4,643,159
JPMorgan Chase & Co.	10,815	3,850,356
U.S. Bancorp	64,035	3,943,275
Total		15,158,310
Capital Markets 3.9%
Cboe Global Markets, Inc.	6,294	1,889,459
Charles Schwab Corp. (The)	42,970	4,718,965
CME Group, Inc.	5,234	1,494,307
Franklin Templeton, Inc.	44,518	1,520,290
Goldman Sachs Group, Inc. (The)	5,246	5,381,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	4,455	950,341
T. Rowe Price Group, Inc.	31,754	3,533,585
Total		19,488,818
Consumer Finance 0.8%
Synchrony Financial	49,661	3,827,870
Financial Services 2.5%
Berkshire Hathaway, Inc., Class B(a)	7,685	3,873,471
MasterCard, Inc., Class A	11,607	6,840,121
Visa, Inc., Class A	4,299	1,630,912
Total		12,344,504
Insurance 1.9%
Allstate Corp. (The)	15,754	4,061,381
MetLife, Inc.	40,213	3,827,071
Progressive Corp. (The)	6,185	1,348,825
Total		9,237,277
Total Financials		60,056,779
Health Care 9.0%
Biotechnology 2.2%
AbbVie, Inc.	17,791	4,561,968
Amgen, Inc.	5,958	2,561,225
Regeneron Pharmaceuticals, Inc.	1,073	857,413
Vertex Pharmaceuticals, Inc.(a)	5,836	3,177,819
Total		11,158,425
Health Care Equipment & Supplies 0.3%
Zimmer Biomet Holdings, Inc.	12,958	1,296,318
Health Care Providers & Services 1.3%
Centene Corp.(a)	50,490	3,248,527
CVS Health Corp.	35,512	3,334,932
Total		6,583,459
Life Sciences Tools & Services 1.6%
Charles River Laboratories International, Inc.(a)	11,060	3,187,935
IQVIA Holdings, Inc.(a)	11,199	2,925,067
Revvity, Inc.	12,296	1,582,126
Total		7,695,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	68,773	4,594,724
Eli Lilly & Co.	3,612	4,178,109
Johnson & Johnson	4,562	1,212,808
Pfizer, Inc.	155,664	4,430,197
Viatris, Inc.	203,240	3,355,492
Total		17,771,330
Total Health Care		44,504,660
Industrials 8.3%
Aerospace & Defense 1.6%
General Dynamics Corp.	10,967	4,072,595
Lockheed Martin Corp.	6,889	3,866,314
Total		7,938,909
Air Freight & Logistics 0.7%
FedEx Corp.	11,233	3,677,684
Building Products 1.0%
AO Smith Corp.	55,461	3,279,409
Masco Corp.	21,042	1,518,391
Total		4,797,800
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	1,056	1,632,175
Ground Transportation 0.3%
Uber Technologies, Inc.(a)	21,153	1,600,224
Industrial Conglomerates 0.8%
3M Co.	21,781	3,742,629
Machinery 2.5%
Cummins, Inc.	5,380	3,036,472
Nordson Corp.	12,299	3,956,834
Snap-On, Inc.	8,899	3,437,773
Stanley Black & Decker, Inc.	20,348	1,960,937
Total		12,392,016
Professional Services 1.1%
Automatic Data Processing, Inc.	15,739	4,503,872
Broadridge Financial Solutions, Inc.	5,936	1,082,608
Total		5,586,480
Total Industrials		41,367,917
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 37.6%
Communications Equipment 2.6%
Arista Networks, Inc.(a)	18,307	3,582,497
Ciena Corp.(a)	8,672	3,319,642
Cisco Systems, Inc.	44,981	4,969,951
F5, Inc.(a)	2,927	1,191,669
Total		13,063,759
Electronic Equipment, Instruments & Components 0.7%
Keysight Technologies, Inc.(a)	10,983	3,544,214
IT Services 0.3%
Gartner, Inc.(a)	6,815	1,350,120
Semiconductors & Semiconductor Equipment 16.1%
Advanced Micro Devices, Inc.(a)	8,132	3,827,895
Applied Materials, Inc.	7,831	3,589,652
Broadcom, Inc.	36,699	13,591,108
Intel Corp.(a)	10,197	912,733
Lam Research Corp.	18,431	5,556,762
Micron Technology, Inc.	8,616	8,260,418
NVIDIA Corp.	192,681	42,540,111
Teradyne, Inc.	4,679	1,636,855
Total		79,915,534
Software 9.4%
Adobe, Inc.(a)	17,558	5,140,807
Fortinet, Inc.(a)	23,187	3,963,354
Microsoft Corp.(b)	54,599	27,697,526
Palantir Technologies, Inc., Class A(a)	30,797	5,739,945
ServiceNow, Inc.(a)	28,416	4,205,284
Total		46,746,916
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	119,231	37,778,342
Sandisk Corp.(a)	2,183	3,420,106
Seagate Technology Holdings PLC	1,310	1,085,178
Total		42,283,626
Total Information Technology		186,904,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.2%
Chemicals 1.0%
CF Industries Holdings, Inc.	28,920	3,760,468
PPG Industries, Inc.	9,679	1,085,693
Total		4,846,161
Construction Materials 0.2%
CRH PLC	12,254	1,155,430
Metals & Mining 1.0%
Newmont Corp.	37,791	4,763,933
Total Materials		10,765,524
Real Estate 1.9%
Hotel & Resort REITs 0.6%
Host Hotels & Resorts, Inc.	131,691	2,887,984
Specialized REITs 1.3%
American Tower Corp.	22,186	3,898,080
Equinix, Inc.	2,756	2,884,760
Total		6,782,840
Total Real Estate		9,670,824
Utilities 2.1%
Electric Utilities 1.5%
Edison International	40,655	2,194,557
Exelon Corp.	72,841	3,184,609
PG&E Corp.	171,283	2,272,925
Total		7,652,091
Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	183,483	2,704,539
Total Utilities		10,356,630
Total Common Stocks (Cost $255,419,422)		491,769,307

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(c),(d)	4,683,293	4,680,951
Total Money Market Funds (Cost $4,680,014)		4,680,951
Total Investments in Securities (Cost: $260,099,436)		496,450,258
Other Assets & Liabilities, Net		226,556
Net Assets		496,676,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
At August 31, 2026, securities and/or cash totaling $2,498,403 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	15	09/2026	USD	5,774,250	128,455	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	6,354,355	72,276,065	(73,949,766)	297	4,680,951	(5,105)	134,954	4,683,293
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	44,924,125	—	—	44,924,125
Consumer Discretionary	43,453,404	—	—	43,453,404
Consumer Staples	21,714,490	—	—	21,714,490
Energy	18,050,785	—	—	18,050,785
Financials	60,056,779	—	—	60,056,779
Health Care	44,504,660	—	—	44,504,660
Industrials	41,367,917	—	—	41,367,917
Information Technology	186,904,169	—	—	186,904,169
Materials	10,765,524	—	—	10,765,524
Real Estate	9,670,824	—	—	9,670,824
Utilities	10,356,630	—	—	10,356,630
Total Common Stocks	491,769,307	—	—	491,769,307
Money Market Funds	4,680,951	—	—	4,680,951
Total Investments in Securities	496,450,258	—	—	496,450,258
Investments in Derivatives
Asset
Futures Contracts	128,455	—	—	128,455
Total	496,578,713	—	—	496,578,713
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
7

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $255,419,422)	$491,769,307
Affiliated issuers (cost $4,680,014)	4,680,951
Receivable for:
Capital shares sold	109,400
Dividends	517,418
Foreign tax reclaims	1,245
Expense reimbursement due from Investment Manager	15,674
Prepaid expenses	4,231
Other assets	1,775
Total assets	497,100,001
Liabilities
Payable for:
Capital shares redeemed	127,845
Variation margin for futures contracts	17,250
Management services fees	30,797
Distribution and/or service fees	5,175
Transfer agent fees	55,348
Compensation of chief compliance officer	36
Compensation of board members	1,664
Other expenses	31,802
Deferred compensation of board members	153,270
Total liabilities	423,187
Net assets applicable to outstanding capital stock	$496,676,814
Represented by
Paid in capital	232,669,587
Total distributable earnings (loss)	264,007,227
Total - representing net assets applicable to outstanding capital stock	$496,676,814
Class A
Net assets	$75,179,415
Shares outstanding	2,488,714
Net asset value per share	$30.21
Institutional Class
Net assets	$81,938,187
Shares outstanding	2,717,870
Net asset value per share	$30.15
Institutional 3 Class
Net assets	$241,334,710
Shares outstanding	7,989,575
Net asset value per share	$30.21
Class R
Net assets	$87,654,821
Shares outstanding	2,922,867
Net asset value per share	$29.99
Class S
Net assets	$10,569,681
Shares outstanding	350,509
Net asset value per share	$30.16
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Enhanced Core Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,167,878
Dividends — affiliated issuers	134,954
Total income	3,302,832
Expenses:
Management services fees	1,805,824
Distribution and/or service fees
Class A	92,424
Class R	155,156
Transfer agent fees
Class A	63,648
Institutional Class	67,980
Institutional 3 Class	4,972
Class R	53,796
Class S	9,966
Custodian fees	4,719
Printing and postage fees	9,902
Registration fees	45,457
Accounting services fees	16,880
Legal fees	10,291
Interest on collateral	239
Compensation of chief compliance officer	36
Compensation of board members	7,296
Deferred compensation of board members	14,494
Other	8,068
Total expenses	2,371,148
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(939,937)
Total net expenses	1,431,211
Net investment income	1,871,621
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,674,318
Investments — affiliated issuers	(5,105)
Futures contracts	756,476
Net realized gain	29,425,689
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	29,178,858
Investments — affiliated issuers	297
Futures contracts	118,600
Net change in unrealized appreciation (depreciation)	29,297,755
Net realized and unrealized gain	58,723,444
Net increase in net assets resulting from operations	$60,595,065
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$1,871,621	$4,162,887
Net realized gain	29,425,689	73,860,876
Net change in unrealized appreciation (depreciation)	29,297,755	4,821,571
Net increase in net assets resulting from operations	60,595,065	82,845,334
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,143,224)	(8,674,781)
Institutional Class	(4,549,348)	(9,708,283)
Institutional 3 Class	(15,424,886)	(33,355,156)
Class R	(2,815,024)	(5,836,866)
Class S	(664,823)	(1,493,833)
Total distributions to shareholders	(27,597,305)	(59,068,919)
Increase (decrease) in net assets from capital stock activity	23,086,701	(41,724,878)
Total increase (decrease) in net assets	56,084,461	(17,948,463)
Net assets at beginning of period	440,592,353	458,540,816
Net assets at end of period	$496,676,814	$440,592,353
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Large Cap Enhanced Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	89,188	2,573,562	210,934	5,812,350
Distributions reinvested	105,823	3,044,535	227,500	6,397,171
Shares redeemed	(223,408)	(6,554,588)	(450,875)	(12,816,614)
Net decrease	(28,397)	(936,491)	(12,441)	(607,093)
Institutional Class
Shares sold	205,192	6,080,912	324,594	9,269,842
Distributions reinvested	125,477	3,599,926	276,774	7,761,526
Shares redeemed	(263,909)	(7,695,196)	(873,339)	(24,442,523)
Net increase (decrease)	66,760	1,985,642	(271,971)	(7,411,155)
Institutional 3 Class
Shares sold	3,093,728	89,819,862	4,426,574	112,613,185
Distributions reinvested	404,198	11,616,641	886,121	24,799,634
Shares redeemed	(3,778,183)	(111,701,050)	(6,019,653)	(171,085,877)
Net decrease	(280,257)	(10,264,547)	(706,958)	(33,673,058)
Class R
Shares sold	1,513,681	43,490,724	278,293	7,816,642
Distributions reinvested	97,557	2,787,214	206,046	5,763,433
Shares redeemed	(419,581)	(12,144,702)	(431,738)	(12,093,389)
Net increase	1,191,657	34,133,236	52,601	1,486,686
Class S
Shares sold	—	—	1	29
Distributions reinvested	23,164	664,823	53,315	1,493,833
Shares redeemed	(85,202)	(2,495,962)	(109,163)	(3,014,120)
Net decrease	(62,038)	(1,831,139)	(55,847)	(1,520,258)
Total net increase (decrease)	887,725	23,086,701	(994,616)	(41,724,878)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$28.33	0.08	3.50	3.58	(0.01)	(1.69)	(1.70)
Year Ended 2/28/2026	$27.71	0.17	4.09	4.26	(0.21)	(3.43)	(3.64)
Year Ended 2/28/2025	$26.90	0.20	4.27	4.47	(0.22)	(3.44)	(3.66)
Year Ended 2/29/2024	$21.79	0.21	6.06	6.27	(0.23)	(0.93)	(1.16)
Year Ended 2/28/2023	$25.71	0.20	(2.31)	(2.11)	(0.18)	(1.63)	(1.81)
Year Ended 2/28/2022	$27.58	0.25	5.49	5.74	(0.26)	(7.35)	(7.61)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$28.26	0.12	3.48	3.60	(0.02)	(1.69)	(1.71)
Year Ended 2/28/2026	$27.64	0.24	4.09	4.33	(0.28)	(3.43)	(3.71)
Year Ended 2/28/2025	$26.83	0.27	4.27	4.54	(0.29)	(3.44)	(3.73)
Year Ended 2/29/2024	$21.73	0.27	6.05	6.32	(0.29)	(0.93)	(1.22)
Year Ended 2/28/2023	$25.66	0.26	(2.32)	(2.06)	(0.24)	(1.63)	(1.87)
Year Ended 2/28/2022	$27.53	0.32	5.49	5.81	(0.33)	(7.35)	(7.68)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$28.29	0.14	3.50	3.64	(0.03)	(1.69)	(1.72)
Year Ended 2/28/2026	$27.67	0.29	4.09	4.38	(0.33)	(3.43)	(3.76)
Year Ended 2/28/2025	$26.86	0.32	4.26	4.58	(0.33)	(3.44)	(3.77)
Year Ended 2/29/2024	$21.75	0.32	6.05	6.37	(0.33)	(0.93)	(1.26)
Year Ended 2/28/2023	$25.68	0.30	(2.31)	(2.01)	(0.29)	(1.63)	(1.92)
Year Ended 2/28/2022	$27.54	0.37	5.51	5.88	(0.39)	(7.35)	(7.74)
Class R
Six Months Ended 8/31/2026 (Unaudited)	$28.16	0.04	3.48	3.52	(0.00)	(1.69)	(1.69)
Year Ended 2/28/2026	$27.57	0.10	4.06	4.16	(0.14)	(3.43)	(3.57)
Year Ended 2/28/2025	$26.78	0.13	4.25	4.38	(0.15)	(3.44)	(3.59)
Year Ended 2/29/2024	$21.70	0.15	6.03	6.18	(0.17)	(0.93)	(1.10)
Year Ended 2/28/2023	$25.61	0.14	(2.29)	(2.15)	(0.13)	(1.63)	(1.76)
Year Ended 2/28/2022	$27.50	0.17	5.47	5.64	(0.18)	(7.35)	(7.53)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Enhanced Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$30.21	12.95%	1.22% (c)	0.83% (c)	0.55%	49%	$75,179
Year Ended 2/28/2026	$28.33	15.77%	1.23% (c)	0.83% (c),(d)	0.60%	72%	$71,316
Year Ended 2/28/2025	$27.71	16.75%	1.21% (c)	0.82% (c),(d)	0.72%	85%	$70,102
Year Ended 2/29/2024	$26.90	29.42%	1.23% (c)	0.82% (c),(d)	0.89%	90%	$62,679
Year Ended 2/28/2023	$21.79	(7.84% )	1.24% (c)	0.83% (c),(d)	0.89%	92%	$50,648
Year Ended 2/28/2022	$25.71	20.15%	1.23% (c)	0.84% (c),(d)	0.83%	67%	$61,024
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$30.15	13.06%	0.97% (c)	0.58% (c)	0.80%	49%	$81,938
Year Ended 2/28/2026	$28.26	16.08%	0.98% (c)	0.58% (c),(d)	0.86%	72%	$74,908
Year Ended 2/28/2025	$27.64	17.06%	0.96% (c)	0.57% (c),(d)	0.97%	85%	$80,800
Year Ended 2/29/2024	$26.83	29.76%	0.98% (c)	0.57% (c),(d)	1.14%	90%	$76,790
Year Ended 2/28/2023	$21.73	(7.66% )	0.99% (c)	0.58% (c),(d)	1.14%	92%	$66,112
Year Ended 2/28/2022	$25.66	20.49%	0.98% (c)	0.59% (c),(d)	1.08%	67%	$88,028
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$30.21	13.19%	0.80% (c)	0.41% (c)	0.96%	49%	$241,335
Year Ended 2/28/2026	$28.29	16.24%	0.81% (c)	0.42% (c)	1.02%	72%	$233,956
Year Ended 2/28/2025	$27.67	17.21%	0.80% (c)	0.42% (c)	1.15%	85%	$248,411
Year Ended 2/29/2024	$26.86	29.99%	0.81% (c)	0.40% (c)	1.33%	90%	$200,488
Year Ended 2/28/2023	$21.75	(7.47% )	0.81% (c)	0.40% (c)	1.32%	92%	$172,478
Year Ended 2/28/2022	$25.68	20.73%	0.80% (c)	0.40% (c)	1.25%	67%	$193,329
Class R
Six Months Ended 8/31/2026 (Unaudited)	$29.99	12.80%	1.48% (c)	1.08% (c)	0.27%	49%	$87,655
Year Ended 2/28/2026	$28.16	15.47%	1.48% (c)	1.08% (c),(d)	0.35%	72%	$48,753
Year Ended 2/28/2025	$27.57	16.48%	1.46% (c)	1.07% (c),(d)	0.47%	85%	$46,278
Year Ended 2/29/2024	$26.78	29.10%	1.48% (c)	1.07% (c),(d)	0.64%	90%	$45,195
Year Ended 2/28/2023	$21.70	(8.08% )	1.49% (c)	1.08% (c),(d)	0.64%	92%	$42,420
Year Ended 2/28/2022	$25.61	19.85%	1.48% (c)	1.09% (c),(d)	0.57%	67%	$51,549
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 8/31/2026 (Unaudited)	$28.26	0.12	3.49	3.61	(0.02)	(1.69)	(1.71)
Year Ended 2/28/2026	$27.65	0.24	4.08	4.32	(0.28)	(3.43)	(3.71)
Year Ended 2/28/2025(e)	$28.92	0.11	1.14	1.25	(0.25)	(2.27)	(2.52)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Large Cap Enhanced Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$30.16	13.10%	0.97% (c)	0.58% (c)	0.81%	49%	$10,570
Year Ended 2/28/2026	$28.26	16.04%	0.98% (c)	0.58% (c),(d)	0.86%	72%	$11,659
Year Ended 2/28/2025 (e)	$27.65	4.02%	0.98% (c)	0.58% (c)	0.99%	85%	$12,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
15

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Large Cap Enhanced Core Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
18
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	128,455 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	756,476

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	118,600
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	7,732,939
Columbia Large Cap Enhanced Core Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
20
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Large Cap Enhanced Core Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Institutional Class	0.17
Institutional 3 Class	0.00
Class R	0.17
Class S	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	0.83	0.83
Institutional Class	0.58	0.58
Institutional 3 Class	0.41	0.42
Class R	1.08	1.08
Class S	0.58	0.58
22
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
260,099,000	242,447,000	(5,967,000)	236,480,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $229,369,356 and $229,485,013, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Large Cap Enhanced Core Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
24
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 20.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Enhanced Core Fund  | 2026
25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
26
Columbia Large Cap Enhanced Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Large Cap Enhanced Core Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
28
Columbia Large Cap Enhanced Core Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Large Cap Enhanced Core Fund  | 2026
29

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Enhanced Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR173_(10/26)

Columbia Large Cap Index Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Index Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.4%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	313,268	8,110,509
Comcast Corp., Class A	160,629	4,275,944
Verizon Communications, Inc.	188,256	9,416,565
Total		21,803,018
Entertainment 1.0%
Live Nation Entertainment, Inc.(a)	7,134	1,283,335
Netflix, Inc.(a)	189,844	15,386,856
Take-Two Interactive Software, Inc.(a)	7,848	1,724,206
TKO Group Holdings, Inc.	2,839	518,430
Walt Disney Co. (The)	78,292	8,420,304
Warner Bros Discovery, Inc.(a)	111,739	3,187,914
Total		30,521,045
Interactive Media & Services 7.3%
Alphabet, Inc., Class A	264,364	89,711,923
Alphabet, Inc., Class C	213,090	71,472,517
Meta Platforms, Inc., Class A	99,009	56,666,811
Reddit, Inc., Class A(a)	5,886	870,010
Total		218,721,261
Media 0.3%
AppLovin Corp.(a)	12,130	3,785,288
Charter Communications, Inc., Class A(a)	5,159	786,438
EchoStar Corp., Class A(a)	6,144	531,088
Fox Corp., Class A	8,994	605,746
Fox Corp., Class B	6,269	377,519
News Corp., Class A	16,451	505,210
News Corp., Class B	5,432	186,915
Omnicom Group, Inc.	12,850	1,124,760
Paramount Skydance Corp., Class B	14,221	155,151
Trade Desk, Inc. (The), Class A(a)	19,251	264,124
Total		8,322,239
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	20,980	3,785,631
Total Communication Services		283,153,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Automobile Components 0.0%
Aptiv PLC(a)	9,541	427,055
Automobiles 1.7%
Ford Motor Co.	176,456	2,459,797
General Motors Co.	40,652	3,509,081
Tesla, Inc.(a)	126,928	46,703,157
Total		52,672,035
Broadline Retail 3.9%
Amazon.com, Inc.(a)	441,337	114,646,113
eBay, Inc.	20,018	2,073,064
Total		116,719,177
Distributors 0.0%
Genuine Parts Co.	6,205	841,832
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A(a)	18,842	3,452,231
Booking Holdings, Inc.	34,935	6,955,209
Carnival Corp., Ltd.	58,000	1,385,620
Chipotle Mexican Grill, Inc.(a)	57,832	2,199,351
Darden Restaurants, Inc.	5,164	1,106,439
Domino’s Pizza, Inc.	1,380	472,043
DoorDash, Inc., Class A(a)	17,062	3,953,948
Expedia Group, Inc.	5,162	1,636,973
Hilton Worldwide Holdings, Inc.	10,264	3,246,298
Las Vegas Sands Corp.	13,443	588,938
Marriott International, Inc., Class A	9,867	3,372,146
McDonald’s Corp.	32,033	8,441,977
MGM Resorts International(a)	8,651	357,805
Norwegian Cruise Line Holdings Ltd.(a)	20,699	334,082
Royal Caribbean Cruises Ltd.	11,245	3,021,981
Starbucks Corp.	51,384	5,459,550
Wynn Resorts Ltd.	3,781	345,130
Yum! Brands, Inc.	12,426	1,905,030
Total		48,234,751
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
D.R. Horton, Inc.	11,890	1,718,818
Garmin Ltd.	7,391	2,099,857
Lennar Corp., Class A	9,704	816,204
NVR, Inc.(a)	122	770,458
PulteGroup, Inc.	8,588	1,084,836
Total		6,490,173
Leisure Products 0.0%
Hasbro, Inc.	6,060	570,246
Specialty Retail 1.4%
AutoZone, Inc.(a)	743	2,222,491
Best Buy Co., Inc.	8,834	708,045
Carvana Co.(a)	32,294	2,372,317
Home Depot, Inc. (The)	44,906	14,721,534
Lowe’s Companies, Inc.	25,251	5,168,880
O’Reilly Automotive, Inc.(a)	37,363	3,317,835
Ross Stores, Inc.	14,524	3,319,315
TJX Companies, Inc. (The)	49,856	6,676,217
Tractor Supply Co.	23,645	825,211
Ulta Beauty, Inc.(a)	1,964	1,054,864
Williams-Sonoma, Inc.	5,308	1,211,551
Total		41,598,260
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.(a)	6,400	557,312
lululemon athletica, Inc.(a)	4,721	567,747
NIKE, Inc., Class B	54,080	2,112,365
Ralph Lauren Corp.	1,743	604,647
Tapestry, Inc.	9,109	1,123,959
Total		4,966,030
Total Consumer Discretionary		272,519,559
Consumer Staples 4.4%
Beverages 1.0%
Brown-Forman Corp., Class B	7,591	201,693
Coca-Cola Co. (The)	174,580	15,480,009
Constellation Brands, Inc., Class A	6,288	821,338
Keurig Dr. Pepper, Inc.	61,341	1,954,324
Molson Coors Beverage Co., Class B	7,233	287,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	64,377	2,956,192
PepsiCo, Inc.	61,621	8,647,891
Total		30,349,031
Consumer Staples Distribution & Retail 1.6%
Casey’s General Stores, Inc.	1,666	1,253,182
Costco Wholesale Corp.	20,002	18,879,688
Dollar General Corp.	9,929	1,258,501
Dollar Tree, Inc.(a)	8,165	1,033,607
Kroger Co. (The)	25,574	1,471,528
Sysco Corp.	21,559	1,748,003
Target Corp.	20,477	3,294,340
Walmart, Inc.	197,655	20,728,080
Total		49,666,929
Food Products 0.4%
Archer-Daniels-Midland Co.	21,729	1,766,350
Bunge Global SA	6,123	711,554
General Mills, Inc.	24,061	991,313
Hershey Co. (The)	6,683	1,177,612
Hormel Foods Corp.	13,149	287,306
JM Smucker Co. (The)	4,808	630,617
Kraft Heinz Co. (The)	38,492	988,090
McCormick & Co., Inc.	11,451	620,873
Mondelez International, Inc., Class A	57,874	3,592,239
Tyson Foods, Inc., Class A	12,719	701,326
Total		11,467,280
Household Products 0.7%
Church & Dwight Co., Inc.	10,683	1,065,950
Clorox Co. (The)	5,452	532,551
Colgate-Palmolive Co.	36,077	3,240,436
Kimberly-Clark Corp.	14,966	1,615,580
Procter & Gamble Co. (The)	104,985	15,235,423
Total		21,689,940
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	11,149	1,140,543
Kenvue, Inc.	86,564	1,634,328
Total		2,774,871
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	75,287	5,155,654
Philip Morris International, Inc.	70,268	13,161,196
Total		18,316,850
Total Consumer Staples		134,264,901
Energy 3.4%
Energy Equipment & Services 0.3%
Baker Hughes Co.	44,728	2,842,464
Halliburton Co.	37,664	1,387,918
SLB Ltd.	67,405	4,051,041
Total		8,281,423
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	15,936	687,638
Chevron Corp.	84,404	17,399,041
ConocoPhillips Co.	54,927	7,277,278
Devon Energy Corp.	51,981	2,521,598
Diamondback Energy, Inc.	8,751	1,754,401
EOG Resources, Inc.	24,014	3,481,069
EQT Corp.	28,200	1,527,876
Expand Energy Corp.	10,786	1,058,754
ExxonMobil Holdings Corp.	186,875	30,077,531
Kinder Morgan, Inc.	88,270	2,845,825
Marathon Petroleum Corp.	13,163	4,914,011
Occidental Petroleum Corp.	32,736	1,970,053
ONEOK, Inc.	28,405	2,727,164
Phillips 66	18,076	4,457,180
Targa Resources Corp.	9,677	2,841,651
Texas Pacific Land Corp.	2,612	977,776
Valero Energy Corp.	13,387	4,804,862
Williams Companies, Inc. (The)	55,139	4,138,182
Total		95,461,890
Total Energy		103,743,313
Financials 12.2%
Banks 3.5%
Bank of America Corp.	294,355	18,232,349
Citigroup, Inc.	76,896	10,121,052
Citizens Financial Group, Inc.	19,066	1,313,075
Fifth Third Bancorp	40,861	2,197,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Huntington Bancshares, Inc.	91,393	1,524,892
JPMorgan Chase & Co.	120,807	43,009,708
KeyCorp	41,550	897,895
M&T Bank Corp.	6,602	1,544,472
PNC Financial Services Group, Inc. (The)	18,105	4,338,501
Regions Financial Corp.	38,475	1,149,633
Truist Financial Corp.	56,172	2,785,008
U.S. Bancorp	69,986	4,309,738
Wells Fargo & Co.	137,969	11,919,142
Total		103,342,561
Capital Markets 3.2%
Ameriprise Financial, Inc.(b)	4,053	2,241,755
Ares Management Corp., Class A	9,510	1,361,547
Bank of New York Mellon Corp. (The)	30,945	4,990,810
Blackrock, Inc.	6,509	7,521,866
Blackstone, Inc.	33,493	4,797,537
Cboe Global Markets, Inc.	4,718	1,416,344
Charles Schwab Corp. (The)	73,705	8,094,283
CME Group, Inc.	16,337	4,664,214
Coinbase Global, Inc., Class A(a)	10,028	1,886,467
FactSet Research Systems, Inc.	1,642	514,849
Franklin Templeton, Inc.	13,822	472,021
Goldman Sachs Group, Inc. (The)	13,300	13,644,470
Interactive Brokers Group, Inc., Class A	20,085	1,954,070
Intercontinental Exchange, Inc.	25,496	4,097,207
Invesco Ltd.	19,986	655,141
KKR & Co., Inc., Class A	31,170	3,419,972
Moody’s Corp.	6,774	3,418,431
Morgan Stanley	54,045	11,528,879
MSCI, Inc.	3,282	1,872,840
Nasdaq, Inc.	20,143	1,986,301
Northern Trust Corp.	8,343	1,548,127
Raymond James Financial, Inc.	7,820	1,393,289
Robinhood Markets, Inc., Class A(a)	35,671	3,738,678
S&P Global, Inc.	13,670	5,957,935
State Street Corp.	12,478	2,388,040
T. Rowe Price Group, Inc.	9,660	1,074,965
Total		96,640,038
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	23,995	7,922,429
Capital One Financial Corp.	28,056	6,018,293
Synchrony Financial	15,165	1,168,918
Total		15,109,640
Financial Services 3.4%
Apollo Global Management, Inc.	20,794	2,840,044
Berkshire Hathaway, Inc., Class B(a)	82,656	41,661,104
Block, Inc., Class A(a)	24,129	1,979,061
Corpay, Inc.(a)	2,947	1,191,472
Fidelity National Information Services, Inc.	23,304	950,104
Fiserv, Inc.(a)	24,042	1,281,679
Global Payments, Inc.	10,483	954,477
Jack Henry & Associates, Inc.	3,203	537,816
MasterCard, Inc., Class A	36,378	21,437,919
PayPal Holdings, Inc.	39,770	2,094,487
Visa, Inc., Class A	74,828	28,387,498
Total		103,315,661
Insurance 1.6%
Aflac, Inc.	20,653	2,392,650
Allstate Corp. (The)	11,606	2,992,027
American International Group, Inc.	23,904	1,825,309
Aon PLC, Class A	9,629	3,095,916
Arch Capital Group Ltd.(a)	15,689	1,538,620
Arthur J Gallagher & Co.	11,582	3,036,221
Assurant, Inc.	2,234	629,675
Brown & Brown, Inc.	13,142	948,458
Chubb Ltd.	16,263	5,506,652
Cincinnati Financial Corp.	6,974	1,184,883
Erie Indemnity Co., Class A	1,145	292,616
Everest Group Ltd.	1,784	668,376
Globe Life, Inc.	3,501	604,518
Hartford Insurance Group, Inc. (The)	12,359	1,697,879
Loews Corp.	7,607	823,762
Marsh & McLennan Companies, Inc.	21,722	4,122,836
MetLife, Inc.	24,368	2,319,102
Principal Financial Group, Inc.	8,862	976,238
Progressive Corp. (The)	26,345	5,745,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential Financial, Inc.	15,645	1,839,852
Travelers Companies, Inc. (The)	9,587	3,508,171
Willis Towers Watson PLC	4,258	1,441,546
WR Berkley Corp.	13,259	895,778
Total		48,086,403
Total Financials		366,494,303
Health Care 9.2%
Biotechnology 1.8%
AbbVie, Inc.	79,656	20,425,392
Amgen, Inc.	24,333	10,460,270
Biogen, Inc.(a)	6,656	1,442,022
Gilead Sciences, Inc.	55,976	8,191,528
Incyte Corp.(a)	7,566	932,283
Moderna, Inc.(a)	15,921	2,234,353
Regeneron Pharmaceuticals, Inc.	4,505	3,599,855
Vertex Pharmaceuticals, Inc.(a)	11,443	6,230,942
Total		53,516,645
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	78,530	8,666,571
Align Technology, Inc.(a)	3,003	479,849
Baxter International, Inc.	23,285	605,410
Becton Dickinson & Co.	12,423	2,336,890
Boston Scientific Corp.(a)	67,012	3,236,680
Cooper Cos, Inc. (The)(a)	8,797	616,582
DexCom, Inc.(a)	17,397	1,584,171
Edwards Lifesciences Corp.(a)	25,960	2,355,870
GE HealthCare Technologies, Inc.	20,509	1,460,856
IDEXX Laboratories, Inc.(a)	3,556	1,979,590
Insulet Corp.(a)	3,123	464,265
Intuitive Surgical, Inc.(a)	15,967	6,017,324
Medtronic PLC	57,884	5,247,184
ResMed, Inc.	6,540	1,570,254
Solventum Corp.(a)	6,636	604,274
STERIS PLC	4,422	1,028,734
Stryker Corp.	15,555	5,036,709
Zimmer Biomet Holdings, Inc.	8,722	872,549
Total		44,163,762
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	10,559	2,477,353
Cencora, Inc.	8,772	2,838,619
Centene Corp.(a)	21,150	1,360,791
Cigna Group (The)	11,926	3,292,530
CVS Health Corp.	57,525	5,402,173
DaVita, Inc.(a)	1,447	254,686
Elevance Health, Inc.	9,791	3,843,359
HCA Healthcare, Inc.	7,001	2,901,564
Henry Schein, Inc.(a)	4,366	392,067
Humana, Inc.	5,413	2,074,424
Labcorp Holdings, Inc.	3,697	1,229,844
McKesson Corp.	5,419	4,797,549
Quest Diagnostics, Inc.	4,991	1,199,337
UnitedHealth Group, Inc.	40,944	15,944,003
Universal Health Services, Inc., Class B	2,402	409,133
Total		48,417,432
Health Care Technology 0.0%
Veeva Systems Inc., Class A(a)	6,769	1,933,836
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	12,741	1,956,508
Bio-Techne Corp.	7,059	510,436
Charles River Laboratories International, Inc.(a)	2,172	626,057
Danaher Corp.	28,400	6,065,104
IQVIA Holdings, Inc.(a)	7,525	1,965,455
Mettler-Toledo International, Inc.(a)	911	1,280,083
Revvity, Inc.	5,030	647,210
Thermo Fisher Scientific, Inc.	16,755	10,339,511
Waters Corp.(a)	4,427	1,835,567
West Pharmaceutical Services, Inc.	3,185	1,086,435
Total		26,312,366
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	92,067	6,150,996
Eli Lilly & Co.	35,665	41,254,775
Johnson & Johnson	108,530	28,852,701
Merck & Co., Inc.	111,352	16,453,372
Pfizer, Inc.	256,961	7,313,110
Common Stocks (continued)
Issuer	Shares	Value ($)
Viatris, Inc.	52,504	866,841
Zoetis, Inc.	18,901	1,457,267
Total		102,349,062
Total Health Care		276,693,103
Industrials 8.2%
Aerospace & Defense 2.1%
Axon Enterprise, Inc.(a)	3,634	2,058,879
Boeing Co. (The)(a)	35,541	7,384,709
General Dynamics Corp.	11,444	4,249,730
General Electric Co.	47,039	15,791,463
Honeywell Aerospace, Inc.(a)	14,284	2,258,443
Howmet Aerospace, Inc.	18,039	4,418,653
Huntington Ingalls Industries, Inc.	1,777	517,462
L3Harris Technologies, Inc.	8,399	2,236,234
Lockheed Martin Corp.	9,148	5,134,132
Northrop Grumman Corp.	6,019	3,248,454
RTX Corp.	60,715	12,612,327
Textron, Inc.	7,840	631,591
TransDigm Group, Inc.	2,522	2,955,128
Total		63,497,205
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	5,314	795,293
Expeditors International of Washington, Inc.	5,897	1,118,366
FedEx Corp.	9,897	3,240,278
United Parcel Service, Inc., Class B	33,660	3,508,382
Total		8,662,319
Building Products 0.4%
Allegion PLC	3,874	601,439
AO Smith Corp.	5,048	298,488
Builders FirstSource, Inc.(a)	4,849	321,974
Carrier Global Corp.	35,200	2,049,344
Johnson Controls International PLC	27,507	3,802,568
Lennox International, Inc.	1,428	546,410
Masco Corp.	9,095	656,295
Trane Technologies PLC	9,966	4,428,890
Total		12,705,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.4%
Cintas Corp.	15,332	3,093,844
Copart, Inc.(a)	39,956	1,318,148
Republic Services, Inc.	9,016	1,991,815
Rollins, Inc.	13,241	477,603
Veralto Corp.	11,073	1,091,466
Waste Management, Inc.	16,658	3,646,769
Total		11,619,645
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	1,584	2,448,262
EMCOR Group, Inc.	2,004	1,472,018
Quanta Services, Inc.	6,765	4,106,964
Total		8,027,244
Electrical Equipment 1.1%
AMETEK, Inc.	10,334	2,430,247
Eaton Corp. PLC	17,507	7,035,713
Emerson Electric Co.	25,252	3,849,415
GE Vernova, Inc.	12,115	10,885,691
Generac Holdings, Inc.(a)	2,654	491,999
Hubbell, Inc.	2,382	1,079,046
Rockwell Automation, Inc.	5,017	2,129,365
Vertiv Holdings Co.	17,318	4,480,513
Total		32,381,989
Ground Transportation 0.8%
CSX Corp.	83,774	4,231,425
FedEx Freight Holding Co., Inc.(a)	4,901	655,460
JB Hunt Transport Services, Inc.	3,359	891,714
Norfolk Southern Corp.	10,127	3,471,434
Old Dominion Freight Line, Inc.	8,251	1,649,870
Uber Technologies, Inc.(a)	91,775	6,942,779
Union Pacific Corp.	26,769	8,048,635
Total		25,891,317
Industrial Conglomerates 0.3%
3M Co.	23,515	4,040,582
DuPont de Nemours, Inc.	6,160	829,074
Honeywell International, Inc.	14,284	3,050,063
Total		7,919,719
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	20,766	16,560,262
Cummins, Inc.	6,221	3,511,132
Deere & Co.	11,325	7,416,856
Dover Corp.	6,071	1,179,170
Fortive Corp.	13,745	808,756
IDEX Corp.	3,337	762,972
Illinois Tool Works, Inc.	11,804	3,250,467
Ingersoll Rand, Inc.	16,056	1,237,115
Nordson Corp.	2,389	768,589
Otis Worldwide Corp.	17,300	1,230,549
PACCAR, Inc.	23,728	2,945,357
Parker-Hannifin Corp.	5,685	5,568,116
Pentair PLC	7,286	440,512
Snap-On, Inc.	2,335	902,034
Stanley Black & Decker, Inc.	7,009	675,457
Westinghouse Air Brake Technologies Corp.	7,650	2,187,364
Xylem, Inc.	10,716	1,179,939
Total		50,624,647
Passenger Airlines 0.1%
Delta Air Lines, Inc.	29,460	2,297,880
Southwest Airlines Co.	22,037	849,085
United Airlines Holdings, Inc.(a)	14,633	1,580,218
Total		4,727,183
Professional Services 0.4%
Automatic Data Processing, Inc.	18,022	5,157,176
Broadridge Financial Solutions, Inc.	5,214	950,929
Equifax, Inc.	5,368	1,015,411
Jacobs Solutions, Inc.	5,324	793,542
Leidos Holdings, Inc.	5,671	795,131
Mobility Global, Inc.	0	0
Paychex, Inc.	14,538	1,851,269
Verisk Analytics, Inc.	5,907	1,144,658
Total		11,708,116
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	51,759	2,552,236
Ferguson Enterprises, Inc.	8,744	1,963,116
United Rentals, Inc.	2,824	2,931,312
W.W. Grainger, Inc.	1,958	2,563,981
Total		10,010,645
Total Industrials		247,775,437
Information Technology 37.5%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	46,552	9,109,761
Ciena Corp.(a)	6,375	2,440,350
Cisco Systems, Inc.	178,081	19,676,169
F5, Inc.(a)	2,544	1,035,739
Lumentum Holdings, Inc.(a)	3,508	3,208,978
Motorola Solutions, Inc.	7,484	3,631,985
Total		39,102,982
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	55,465	8,793,976
CDW Corp.	5,760	873,101
Coherent Corp.(a)	8,820	2,450,461
Corning, Inc.	35,310	5,251,656
Flex Ltd.(a)	16,577	1,811,037
Jabil, Inc.	4,757	1,452,122
Keysight Technologies, Inc.(a)	7,732	2,495,116
TE Connectivity PLC	13,160	2,701,090
Teledyne Technologies, Inc.(a)	2,089	1,280,453
Zebra Technologies Corp., Class A(a)	2,148	759,425
Total		27,868,437
IT Services 0.7%
Accenture PLC, Class A	27,680	5,252,557
Akamai Technologies, Inc.(a)	6,555	712,004
Cognizant Technology Solutions Corp., Class A	21,364	1,379,687
Gartner, Inc.(a)	3,019	598,094
GoDaddy, Inc., Class A(a)	5,970	584,344
International Business Machines Corp.	42,375	9,910,241
VeriSign, Inc.	3,692	1,064,330
Total		19,501,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 17.1%
Advanced Micro Devices, Inc.(a)	73,516	34,605,452
Analog Devices, Inc.	22,011	7,971,064
Applied Materials, Inc.	35,780	16,401,194
Broadcom, Inc.	213,463	79,053,887
First Solar, Inc.(a)	4,845	978,206
Intel Corp.(a)	222,687	19,932,713
KLA Corp.	58,894	10,332,952
Lam Research Corp.	56,382	16,998,609
Marvell Technology, Inc.	39,474	8,355,067
Microchip Technology, Inc.	24,397	1,791,960
Micron Technology, Inc.	50,844	48,745,668
Monolithic Power Systems, Inc.	2,215	2,808,111
NVIDIA Corp.	1,091,985	241,088,448
NXP Semiconductors NV	11,383	2,557,077
ON Semiconductor Corp.(a)	17,669	1,309,096
Qnity Electronics, Inc.	9,438	1,127,180
QUALCOMM, Inc.	47,520	8,101,210
Skyworks Solutions, Inc.	6,781	454,395
Teradyne, Inc.	7,058	2,469,100
Texas Instruments, Inc.	41,032	10,705,659
Total		515,787,048
Software 9.2%
Adobe, Inc.(a)	18,223	5,335,512
Autodesk, Inc.(a)	9,519	2,460,947
Cadence Design Systems, Inc.(a)	12,435	4,212,729
CrowdStrike Holdings, Inc., Class A(a)	45,903	10,603,593
Datadog, Inc., Class A(a)	14,915	3,535,452
Fair Isaac Corp.(a)	1,046	1,199,982
Fortinet, Inc.(a)	28,077	4,799,202
Gen Digital, Inc.	24,849	770,319
Intuit, Inc.	12,468	4,479,753
Microsoft Corp.(c)	334,912	169,897,509
Oracle Corp.	76,503	11,408,127
Palantir Technologies, Inc., Class A(a)	103,519	19,293,871
Palo Alto Networks, Inc.(a)	36,564	13,972,201
PTC, Inc.(a)	5,208	811,094
Roper Technologies, Inc.	4,550	1,932,112
Salesforce, Inc.	36,882	9,498,590
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	46,497	6,881,091
Synopsys, Inc.(a)	8,637	3,796,739
Trimble, Inc.(a)	10,510	629,969
Tyler Technologies, Inc.(a)	1,901	707,590
Workday, Inc., Class A(a)	9,184	1,813,381
Total		278,039,763
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	662,181	209,812,050
Dell Technologies, Inc.	13,042	5,947,282
Hewlett Packard Enterprise Co.	59,822	3,125,101
HP, Inc.	41,233	1,237,815
NetApp, Inc.	8,898	1,648,710
Sandisk Corp.(a)	6,677	10,460,856
Seagate Technology Holdings PLC	10,109	8,374,093
Super Micro Computer, Inc.(a)	25,373	945,906
Western Digital Corp.	15,540	7,001,547
Total		248,553,360
Total Information Technology		1,128,852,847
Materials 1.8%
Chemicals 0.9%
Air Products & Chemicals, Inc.	10,040	3,106,979
Albemarle Corp.	5,317	717,636
CF Industries Holdings, Inc.	6,926	900,588
Corteva, Inc.	30,154	2,551,933
Dow, Inc.	32,495	991,747
Ecolab, Inc.	11,420	3,234,144
International Flavors & Fragrances, Inc.	11,510	993,658
Linde PLC	20,845	10,205,295
LyondellBasell Industries NV, Class A	11,642	757,661
Mosaic Co. (The)	14,330	345,640
PPG Industries, Inc.	10,049	1,127,196
Sherwin-Williams Co. (The)	10,341	3,503,634
Total		28,436,111
Construction Materials 0.2%
CRH PLC	30,126	2,840,580
Martin Marietta Materials, Inc.	2,707	1,404,121
Vulcan Materials Co.	5,850	1,577,043
Total		5,821,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor Plc	20,845	956,577
Avery Dennison Corp.	3,449	600,505
Ball Corp.	12,004	755,892
International Paper Co.	23,873	905,503
Packaging Corp. of America	3,992	933,889
Smurfit WestRock PLC	23,646	1,108,997
Total		5,261,363
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	64,813	4,908,937
Newmont Corp.	48,131	6,067,394
Nucor Corp.	10,268	2,563,304
Steel Dynamics, Inc.	6,112	1,421,773
Total		14,961,408
Total Materials		54,480,626
Real Estate 1.8%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,544	411,210
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	7,071	362,672
Healthpeak Properties, Inc.	31,083	647,148
Ventas, Inc.	21,919	1,998,355
Welltower, Inc.	31,826	7,518,574
Total		10,526,749
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	28,716	629,742
Industrial REITs 0.2%
Prologis, Inc.	42,744	5,980,741
Office REITs 0.0%
BXP, Inc.	6,687	454,649
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	13,202	1,924,983
CoStar Group, Inc.(a)	18,411	590,441
Total		2,515,424
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
Camden Property Trust	4,532	479,486
Essex Property Trust, Inc.	2,897	819,735
Invitation Homes, Inc.	24,640	718,010
Mid-America Apartment Communities, Inc.	5,247	676,076
UDR, Inc.	13,330	492,543
Vivmark Residential	32,864	2,140,761
Total		5,326,611
Retail REITs 0.2%
Kimco Realty Corp.	30,405	720,903
Realty Income Corp.	42,042	2,576,334
Regency Centers Corp.	7,429	555,466
Simon Property Group, Inc.	14,620	3,104,118
Total		6,956,821
Specialized REITs 0.7%
American Tower Corp.	21,005	3,690,579
Crown Castle, Inc.	19,677	1,498,207
Digital Realty Trust, Inc.	15,680	2,910,051
Equinix, Inc.	4,446	4,653,717
Extra Space Storage, Inc.	9,525	1,343,978
Iron Mountain, Inc.	13,414	1,547,305
Public Storage	7,562	2,321,458
SBA Communications Corp.	4,782	906,954
VICI Properties, Inc.	49,271	1,263,801
Weyerhaeuser Co.	32,508	759,712
Total		20,895,762
Total Real Estate		53,697,709
Utilities 2.0%
Electric Utilities 1.3%
Alliant Energy Corp.	11,644	791,559
American Electric Power Co., Inc.	24,531	3,003,330
Constellation Energy Corp.	14,413	3,960,260
Duke Energy Corp.	35,149	4,214,717
Edison International	17,348	936,445
Entergy Corp.	20,644	2,194,664
Evergy, Inc.	10,393	842,041
Eversource Energy	16,956	1,189,294
Exelon Corp.	46,131	2,016,847
Common Stocks (continued)
Issuer	Shares	Value ($)
FirstEnergy Corp.	23,471	1,076,380
NextEra Energy, Inc.	94,018	7,741,442
NRG Energy, Inc.	9,512	1,047,461
PG&E Corp.	99,288	1,317,552
Pinnacle West Capital Corp.	5,464	533,505
PPL Corp.	33,920	1,157,690
Southern Co. (The)	50,825	4,472,600
Xcel Energy, Inc.	28,145	2,130,295
Total		38,626,082
Gas Utilities 0.1%
Atmos Energy Corp.	7,526	1,250,294
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	32,153	473,935
Vistra Corp.	14,290	1,963,018
Total		2,436,953
Multi-Utilities 0.5%
Ameren Corp.	12,477	1,322,687
CenterPoint Energy, Inc.	29,493	1,167,923
CMS Energy Corp.	13,928	947,940
Consolidated Edison, Inc.	16,615	1,778,137
Dominion Energy, Inc.	39,650	2,617,296
DTE Energy Co.	9,379	1,272,074
NiSource, Inc.	21,616	884,527
Public Service Enterprise Group, Inc.	22,467	1,647,505
Sempra	29,472	2,407,862
WEC Energy Group, Inc.	14,685	1,559,106
Total		15,605,057
Water Utilities 0.0%
American Water Works Co., Inc.	8,804	1,216,977
Total Utilities		59,135,363
Total Common Stocks (Cost $502,672,449)		2,980,810,355

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Warrants 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Hologic, Inc., CVR(a),(d) 12/31/2222	10,748	108
Total Health Care		108
Total Warrants (Cost $108)		108

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(e)	32,028,431	32,012,417
Total Money Market Funds (Cost $32,009,756)		32,012,417
Total Investments in Securities (Cost: $534,682,313)		3,012,822,880
Other Assets & Liabilities, Net		929,437
Net Assets		3,013,752,317
At August 31, 2026, securities and/or cash totaling $9,236,229 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	91	09/2026	USD	35,030,450	780,237	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,209,564	36,786	(50,225)	45,630	2,241,755	293,574	14,232	4,053
Columbia Short-Term Cash Fund, 3.871%
	40,655,905	224,842,535	(233,482,870)	(3,153)	32,012,417	829	694,702	32,028,431
Total	42,865,469			42,477	34,254,172	294,403	708,934

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	283,153,194	—	—	283,153,194
Consumer Discretionary	272,519,559	—	—	272,519,559
Consumer Staples	134,264,901	—	—	134,264,901
Energy	103,743,313	—	—	103,743,313
Financials	366,494,303	—	—	366,494,303
Health Care	276,693,103	—	—	276,693,103
Industrials	247,775,437	—	—	247,775,437
Information Technology	1,128,852,847	—	—	1,128,852,847
Materials	54,480,626	—	—	54,480,626
Real Estate	53,697,709	—	—	53,697,709
Utilities	59,135,363	—	—	59,135,363
Total Common Stocks	2,980,810,355	—	—	2,980,810,355
Warrants
Health Care	—	—	108	108
Total Warrants	—	—	108	108
Money Market Funds	32,012,417	—	—	32,012,417
Total Investments in Securities	3,012,822,772	—	108	3,012,822,880
Investments in Derivatives
Asset
Futures Contracts	780,237	—	—	780,237
Total	3,013,603,009	—	108	3,013,603,117
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
13

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Large Cap Index Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $502,588,374)	$2,978,568,708
Affiliated issuers (cost $32,093,939)	34,254,172
Receivable for:
Capital shares sold	208,050
Dividends	2,579,748
Foreign tax reclaims	8,261
Variation margin for futures contracts	1,020
Expense reimbursement due from Investment Manager	293
Total assets	3,015,620,252
Liabilities
Payable for:
Capital shares redeemed	1,250,476
Variation margin for futures contracts	118,450
Management services fees	49,788
Distribution and/or service fees	9,858
Compensation of board members	4,521
Deferred compensation of board members	434,842
Total liabilities	1,867,935
Net assets applicable to outstanding capital stock	$3,013,752,317
Represented by
Paid in capital	253,992,702
Total distributable earnings (loss)	2,759,759,615
Total - representing net assets applicable to outstanding capital stock	$3,013,752,317
Class A
Net assets	$477,770,462
Shares outstanding	8,258,864
Net asset value per share	$57.85
Institutional Class
Net assets	$2,125,969,441
Shares outstanding	36,146,858
Net asset value per share	$58.81
Institutional 2 Class
Net assets	$183,591,267
Shares outstanding	3,007,190
Net asset value per share	$61.05
Institutional 3 Class
Net assets	$226,421,147
Shares outstanding	4,007,031
Net asset value per share	$56.51
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
15

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$16,802,456
Dividends — affiliated issuers	708,934
Foreign taxes withheld	(3,632)
Total income	17,507,758
Expenses:
Management services fees	3,013,071
Distribution and/or service fees
Class A	601,479
Interest on collateral	1,585
Interest on interfund lending	12,253
Compensation of board members	19,082
Deferred compensation of board members	47,810
Other	271
Total expenses	3,695,551
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(67,163)
Total net expenses	3,628,388
Net investment income	13,879,370
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	281,080,497
Investments — affiliated issuers	294,403
Foreign currency translations	54
Futures contracts	3,562,420
Net realized gain	284,937,374
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	42,198,600
Investments — affiliated issuers	42,477
Futures contracts	736,486
Net change in unrealized appreciation (depreciation)	42,977,563
Net realized and unrealized gain	327,914,937
Net increase in net assets resulting from operations	$341,794,307
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Large Cap Index Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$13,879,370	$32,181,631
Net realized gain	284,937,374	535,488,553
Net change in unrealized appreciation (depreciation)	42,977,563	(76,148,836)
Net increase in net assets resulting from operations	341,794,307	491,521,348
Distributions to shareholders
Net investment income and net realized gains
Class A	(17,851,475)	(114,949,265)
Institutional Class	(77,872,061)	(525,834,818)
Institutional 2 Class	(6,376,357)	(41,854,004)
Institutional 3 Class	(9,909,414)	(65,314,708)
Total distributions to shareholders	(112,009,307)	(747,952,795)
Increase (decrease) in net assets from capital stock activity	(233,541,893)	97,262,246
Total decrease in net assets	(3,756,893)	(159,169,201)
Net assets at beginning of period	3,017,509,210	3,176,678,411
Net assets at end of period	$3,013,752,317	$3,017,509,210

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	862,872	48,008,074	1,444,761	80,809,158
Distributions reinvested	288,445	16,207,759	1,930,605	103,107,247
Shares redeemed	(1,506,226)	(85,047,542)	(2,735,643)	(152,854,113)
Net increase (decrease)	(354,909)	(20,831,709)	639,723	31,062,292
Institutional Class
Shares sold	1,997,967	109,201,664	6,332,116	359,610,124
Distributions reinvested	1,286,331	73,449,482	9,164,251	496,335,996
Shares redeemed	(6,831,544)	(374,274,543)	(13,692,428)	(789,971,479)
Net increase (decrease)	(3,547,246)	(191,623,397)	1,803,939	65,974,641
Institutional 2 Class
Shares sold	196,102	11,523,365	454,257	26,785,805
Distributions reinvested	106,570	6,316,381	740,272	41,479,770
Shares redeemed	(289,895)	(17,133,338)	(1,193,319)	(70,334,133)
Net increase (decrease)	12,777	706,408	1,210	(2,068,558)
Institutional 3 Class
Shares sold	1,339,088	72,387,445	1,772,623	92,254,590
Distributions reinvested	76,662	4,205,670	498,491	26,032,987
Shares redeemed	(1,786,485)	(98,386,310)	(2,070,716)	(115,993,706)
Net increase (decrease)	(370,735)	(21,793,195)	200,398	2,293,871
Total net increase (decrease)	(4,260,113)	(233,541,893)	2,645,270	97,262,246
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$53.56	0.20	6.24	6.44	(0.06)	(2.09)	(2.15)
Year Ended 2/28/2026	$59.35	0.47	8.26	8.73	(0.54)	(13.98)	(14.52)
Year Ended 2/28/2025	$54.61	0.54	9.21	9.75	(0.61)	(4.40)	(5.01)
Year Ended 2/29/2024	$45.89	0.60	12.54	13.14	(0.61)	(3.81)	(4.42)
Year Ended 2/28/2023	$56.34	0.60	(5.27)	(4.67)	(0.63)	(5.15)	(5.78)
Year Ended 2/28/2022	$57.11	0.58	8.97	9.55	(0.62)	(9.70)	(10.32)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$54.37	0.28	6.33	6.61	(0.08)	(2.09)	(2.17)
Year Ended 2/28/2026	$60.04	0.62	8.38	9.00	(0.69)	(13.98)	(14.67)
Year Ended 2/28/2025	$55.18	0.69	9.33	10.02	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$46.32	0.73	12.68	13.41	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$56.82	0.73	(5.32)	(4.59)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$57.52	0.74	9.04	9.78	(0.78)	(9.70)	(10.48)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$56.37	0.29	6.56	6.85	(0.08)	(2.09)	(2.17)
Year Ended 2/28/2026	$61.75	0.64	8.65	9.29	(0.69)	(13.98)	(14.67)
Year Ended 2/28/2025	$56.63	0.71	9.57	10.28	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$47.43	0.75	13.00	13.75	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$58.02	0.74	(5.42)	(4.68)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$58.55	0.75	9.20	9.95	(0.78)	(9.70)	(10.48)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$52.32	0.26	6.10	6.36	(0.08)	(2.09)	(2.17)
Year Ended 2/28/2026	$58.29	0.60	8.10	8.70	(0.69)	(13.98)	(14.67)
Year Ended 2/28/2025	$53.70	0.69	9.06	9.75	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$45.18	0.72	12.35	13.07	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$55.59	0.70	(5.20)	(4.50)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$56.45	0.68	8.94	9.62	(0.78)	(9.70)	(10.48)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Large Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$57.85	12.15%	0.46% (c),(d)	0.45% (c),(d)	0.71%	3%	$477,770
Year Ended 2/28/2026	$53.56	16.43%	0.45% (c)	0.45% (c),(e)	0.83%	5%	$461,364
Year Ended 2/28/2025	$59.35	17.84%	0.45% (c)	0.45% (c),(e)	0.92%	6%	$473,296
Year Ended 2/29/2024	$54.61	29.86%	0.45% (c)	0.45% (c),(e)	1.21%	7%	$491,954
Year Ended 2/28/2023	$45.89	(8.02% )	0.45% (c),(d)	0.45% (c),(d),(e)	1.21%	9%	$434,670
Year Ended 2/28/2022	$56.34	15.86%	0.45% (c)	0.45% (c),(e)	0.92%	2%	$529,310
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$58.81	12.29%	0.21% (c),(d)	0.20% (c),(d)	0.96%	3%	$2,125,969
Year Ended 2/28/2026	$54.37	16.72%	0.20% (c)	0.20% (c),(e)	1.08%	5%	$2,158,332
Year Ended 2/28/2025	$60.04	18.14%	0.20% (c)	0.20% (c),(e)	1.17%	6%	$2,275,057
Year Ended 2/29/2024	$55.18	30.19%	0.20% (c)	0.20% (c),(e)	1.46%	7%	$2,387,952
Year Ended 2/28/2023	$46.32	(7.80% )	0.20% (c),(d)	0.20% (c),(d),(e)	1.46%	9%	$1,961,320
Year Ended 2/28/2022	$56.82	16.15%	0.20% (c)	0.20% (c),(e)	1.17%	2%	$2,497,279
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$61.05	12.28%	0.21% (c),(d)	0.20% (c),(d)	0.96%	3%	$183,591
Year Ended 2/28/2026	$56.37	16.73%	0.20% (c)	0.20% (c)	1.09%	5%	$168,782
Year Ended 2/28/2025	$61.75	18.13%	0.20% (c)	0.20% (c)	1.17%	6%	$184,836
Year Ended 2/29/2024	$56.63	30.20%	0.20% (c)	0.20% (c)	1.46%	7%	$244,016
Year Ended 2/28/2023	$47.43	(7.79% )	0.20% (c),(d)	0.20% (c),(d)	1.43%	9%	$194,895
Year Ended 2/28/2022	$58.02	16.15%	0.20% (c)	0.20% (c)	1.17%	2%	$379,872
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$56.51	12.29%	0.21% (c),(d)	0.20% (c),(d)	0.95%	3%	$226,421
Year Ended 2/28/2026	$52.32	16.71%	0.20% (c)	0.20% (c)	1.09%	5%	$229,031
Year Ended 2/28/2025	$58.29	18.14%	0.20% (c)	0.20% (c)	1.19%	6%	$243,489
Year Ended 2/29/2024	$53.70	30.20%	0.20% (c)	0.20% (c)	1.47%	7%	$231,191
Year Ended 2/28/2023	$45.18	(7.81% )	0.20% (c),(d)	0.20% (c),(d)	1.49%	9%	$224,666
Year Ended 2/28/2022	$55.59	16.17%	0.20% (c)	0.20% (c)	1.10%	2%	$72,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
19

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Large Cap Index Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
22
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	780,237 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,562,420

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	736,486
Columbia Large Cap Index Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	40,574,699
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
24
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Columbia Large Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2027 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
26
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
534,682,000	2,508,470,000	(29,549,000)	2,478,921,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $99,191,387 and $415,816,728, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	105,400,000	4.19	1
Columbia Large Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 41.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
28
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Index Fund  | 2026
29

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
30
Columbia Large Cap Index Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund, and (iv) index tracking error data of the Fund. The Board observed that the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Large Cap Index Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32
Columbia Large Cap Index Fund  | 2026

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Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_(10/26)

Columbia Large Cap Growth Opportunity Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Growth Opportunity Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 0.3%
Space Exploration Technologies Corp., Class A(a)	24,985	3,590,095
Entertainment 0.9%
TKO Group Holdings, Inc.	64,999	11,869,467
Interactive Media & Services 9.7%
Alphabet, Inc., Class A	232,482	78,892,767
Meta Platforms, Inc., Class A	84,038	48,098,309
Total		126,991,076
Total Communication Services		142,450,638
Consumer Discretionary 8.0%
Automobiles 0.9%
Tesla, Inc.(a)	33,811	12,440,757
Broadline Retail 2.5%
Amazon.com, Inc.(a)	123,693	32,131,731
Hotels, Restaurants & Leisure 3.7%
Expedia Group, Inc.	48,441	15,361,610
Hilton Worldwide Holdings, Inc.	65,907	20,845,066
Jersey Mike’s Subs, Inc., Class A(a)	144,458	3,098,624
Royal Caribbean Cruises Ltd.	33,905	9,111,630
Total		48,416,930
Specialty Retail 0.9%
TJX Companies, Inc. (The)	86,030	11,520,277
Total Consumer Discretionary		104,509,695
Consumer Staples 1.9%
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	26,492	25,005,534
Total Consumer Staples		25,005,534
Financials 5.7%
Banks 1.7%
Bank of America Corp.	210,894	13,062,774
Citigroup, Inc.	74,170	9,762,256
Total		22,825,030
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	8,469	8,688,347
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.3%
Visa, Inc., Class A	115,141	43,681,041
Total Financials		75,194,418
Health Care 9.3%
Biotechnology 3.5%
Argenx SE, ADR(a)	7,116	7,341,293
Insmed, Inc.(a)	116,743	14,221,632
Madrigal Pharmaceuticals, Inc.(a)	14,146	7,639,264
Revolution Medicines, Inc.(a)	44,113	9,068,309
Vertex Pharmaceuticals, Inc.(a)	14,759	8,036,571
Total		46,307,069
Health Care Equipment & Supplies 0.8%
Intuitive Surgical, Inc.(a)	25,746	9,702,638
Health Care Providers & Services 0.5%
Guardant Health, Inc.(a)	43,288	6,883,658
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	50,850	10,863,085
Pharmaceuticals 3.7%
Eli Lilly & Co.	41,914	48,483,181
Total Health Care		122,239,631
Industrials 10.2%
Aerospace & Defense 2.7%
Arxis, Inc.(a)	201,742	10,444,184
General Dynamics Corp.	40,426	15,012,195
Karman Holdings, Inc.(a)	230,991	9,574,577
Total		35,030,956
Commercial Services & Supplies 0.8%
Cintas Corp.	50,727	10,236,201
Construction & Engineering 0.6%
MasTec, Inc.(a)	35,104	8,417,237
Electrical Equipment 3.7%
Bloom Energy Corp., Class A(a)	59,506	12,276,088
Eaton Corp. PLC	28,792	11,570,929
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Generac Holdings, Inc.(a)	45,519	8,438,312
Vertiv Holdings Co.	60,868	15,747,769
Total		48,033,098
Ground Transportation 1.0%
CSX Corp.	263,434	13,306,051
Machinery 0.7%
Symbotic, Inc.(a)	247,178	9,805,551
Trading Companies & Distributors 0.7%
United Rentals, Inc.	8,351	8,668,338
Total Industrials		133,497,432
Information Technology 52.4%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	129,176	25,278,451
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	127,171	20,162,962
IT Services 1.8%
Snowflake, Inc., Class A(a)	69,527	23,043,334
Semiconductors & Semiconductor Equipment 25.8%
Advanced Micro Devices, Inc.(a)	71,075	33,456,424
Broadcom, Inc.	183,865	68,092,564
Micron Technology, Inc.	41,720	39,998,216
NVIDIA Corp.	895,142	197,629,451
Total		339,176,655
Software 13.5%
CrowdStrike Holdings, Inc., Class A(a)	150,773	34,828,563
Microsoft Corp.	145,554	73,838,089
Palantir Technologies, Inc., Class A(a)	37,756	7,036,963
Palo Alto Networks, Inc.(a)	92,558	35,369,189
ServiceNow, Inc.(a)	171,660	25,403,963
Total		176,476,767
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	245,999	77,944,783
Sandisk Corp.(a)	5,107	8,001,137
Western Digital Corp.	39,286	17,700,307
Total		103,646,227
Total Information Technology		687,784,396
Real Estate 1.4%
Specialized REITs 1.4%
Equinix, Inc.	18,041	18,883,876
Total Real Estate		18,883,876
Total Common Stocks (Cost $741,679,130)		1,309,565,620

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	3,781,482	3,779,591
Total Money Market Funds (Cost $3,778,835)		3,779,591
Total Investments in Securities (Cost: $745,457,965)		1,313,345,211
Other Assets & Liabilities, Net		(1,223,890)
Net Assets		1,312,121,321
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Large Cap Growth Opportunity Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	6,731,753	94,231,310	(97,183,377)	(95)	3,779,591	(1,972)	125,529	3,781,482
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	142,450,638	—	—	142,450,638
Consumer Discretionary	104,509,695	—	—	104,509,695
Consumer Staples	25,005,534	—	—	25,005,534
Financials	75,194,418	—	—	75,194,418
Health Care	122,239,631	—	—	122,239,631
Industrials	133,497,432	—	—	133,497,432
Information Technology	687,784,396	—	—	687,784,396
Real Estate	18,883,876	—	—	18,883,876
Total Common Stocks	1,309,565,620	—	—	1,309,565,620
Money Market Funds	3,779,591	—	—	3,779,591
Total Investments in Securities	1,313,345,211	—	—	1,313,345,211
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Growth Opportunity Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $741,679,130)	$1,309,565,620
Affiliated issuers (cost $3,778,835)	3,779,591
Receivable for:
Capital shares sold	15,847
Dividends	550,305
Expense reimbursement due from Investment Manager	11,105
Prepaid expenses	5,366
Total assets	1,313,927,834
Liabilities
Payable for:
Capital shares redeemed	838,786
Management services fees	78,482
Distribution and/or service fees	19,885
Transfer agent fees	134,359
Compensation of chief compliance officer	101
Merger fees	122,724
Compensation of board members	2,638
Other expenses	43,352
Deferred compensation of board members	566,186
Total liabilities	1,806,513
Net assets applicable to outstanding capital stock	$1,312,121,321
Represented by
Paid in capital	665,555,445
Total distributable earnings (loss)	646,565,876
Total - representing net assets applicable to outstanding capital stock	$1,312,121,321
Class A
Net assets	$939,961,399
Shares outstanding	48,614,562
Net asset value per share	$19.33
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.51
Institutional Class
Net assets	$283,558,086
Shares outstanding	11,756,328
Net asset value per share	$24.12
Institutional 2 Class
Net assets	$33,021,358
Shares outstanding	1,241,005
Net asset value per share	$26.61
Institutional 3 Class
Net assets	$2,366,836
Shares outstanding	96,202
Net asset value per share	$24.60
Class R
Net assets	$13,365,967
Shares outstanding	693,942
Net asset value per share	$19.26
Class S
Net assets	$39,847,675
Shares outstanding	1,651,953
Net asset value per share	$24.12
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
7

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,222,784
Dividends — affiliated issuers	125,529
Total income	3,348,313
Expenses:
Management services fees	4,710,375
Distribution and/or service fees
Class A	1,158,723
Class R	35,239
Transfer agent fees
Class A	489,106
Institutional Class	147,054
Institutional 2 Class	8,283
Institutional 3 Class	59
Class R	7,433
Class S	20,713
Custodian fees	6,071
Printing and postage fees	25,553
Registration fees	39,620
Accounting services fees	17,207
Legal fees	15,301
Compensation of chief compliance officer	102
Compensation of board members	11,066
Deferred compensation of board members	49,198
Other	136,651
Total expenses	6,877,754
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(518,170)
Total net expenses	6,359,584
Net investment loss	(3,011,271)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	84,816,895
Investments — affiliated issuers	(1,972)
Net realized gain	84,814,923
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	109,663,081
Investments — affiliated issuers	(95)
Net change in unrealized appreciation (depreciation)	109,662,986
Net realized and unrealized gain	194,477,909
Net increase in net assets resulting from operations	$191,466,638
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Growth Opportunity Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment loss	$(3,011,271)	$(5,991,942)
Net realized gain	84,814,923	88,424,026
Net change in unrealized appreciation (depreciation)	109,662,986	48,503,037
Net increase in net assets resulting from operations	191,466,638	130,935,121
Distributions to shareholders
Net investment income and net realized gains
Class A	(39,809,945)	(58,753,074)
Institutional Class	(9,717,523)	(14,493,010)
Institutional 2 Class	(1,001,961)	(1,350,908)
Institutional 3 Class	(65,625)	(77,319)
Class R	(614,855)	(993,328)
Class S	(1,370,797)	(2,081,631)
Total distributions to shareholders	(52,580,706)	(77,749,270)
Decrease in net assets from capital stock activity	(36,390,587)	(106,958,165)
Total increase (decrease) in net assets	102,495,345	(53,772,314)
Net assets at beginning of period	1,209,625,976	1,263,398,290
Net assets at end of period	$1,312,121,321	$1,209,625,976
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	699,129	13,052,745	1,286,335	22,108,986
Distributions reinvested	1,481,004	27,813,261	2,364,961	40,955,464
Shares redeemed	(3,557,904)	(66,471,013)	(7,763,846)	(133,648,983)
Net decrease	(1,377,771)	(25,605,007)	(4,112,550)	(70,584,533)
Institutional Class
Shares sold	434,530	10,065,833	712,861	14,879,283
Distributions reinvested	334,458	7,833,009	548,752	11,682,661
Shares redeemed	(1,181,854)	(27,135,410)	(2,632,805)	(55,268,280)
Net decrease	(412,866)	(9,236,568)	(1,371,192)	(28,706,336)
Institutional 2 Class
Shares sold	75,708	1,988,228	212,760	5,120,938
Distributions reinvested	38,791	1,001,960	57,614	1,350,908
Shares redeemed	(89,762)	(2,332,070)	(215,682)	(5,109,124)
Net increase	24,737	658,118	54,692	1,362,722
Institutional 3 Class
Shares sold	17,004	413,635	46,452	1,029,557
Distributions reinvested	1,888	45,079	3,493	75,393
Shares redeemed	(7,447)	(183,438)	(26,357)	(596,464)
Net increase	11,445	275,276	23,588	508,486
Class R
Shares sold	30,401	572,760	80,635	1,394,513
Distributions reinvested	32,845	614,855	57,411	993,328
Shares redeemed	(141,065)	(2,619,290)	(314,799)	(5,395,145)
Net decrease	(77,819)	(1,431,675)	(176,753)	(3,007,304)
Class S
Shares sold	6,263	142,261	5,462	122,142
Distributions reinvested	58,531	1,370,797	97,941	2,081,631
Shares redeemed	(113,203)	(2,563,789)	(413,156)	(8,734,973)
Net decrease	(48,409)	(1,050,731)	(309,753)	(6,531,200)
Total net decrease	(1,880,683)	(36,390,587)	(5,891,968)	(106,958,165)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Large Cap Growth Opportunity Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$17.37	(0.05)	2.84	2.79	(0.83)	(0.83)
Year Ended 2/28/2026	$16.71	(0.09)	1.90	1.81	(1.15)	(1.15)
Year Ended 2/28/2025	$15.16	(0.09)	2.25	2.16	(0.61)	(0.61)
Year Ended 2/29/2024	$11.39	(0.01)	3.78	3.77	—	—
Year Ended 2/28/2023	$16.74	(0.02)	(2.75)	(2.77)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.37	(0.09)	1.57	1.48	(8.11)	(8.11)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$21.45	(0.03)	3.53	3.50	(0.83)	(0.83)
Year Ended 2/28/2026	$20.35	(0.06)	2.31	2.25	(1.15)	(1.15)
Year Ended 2/28/2025	$18.30	(0.06)	2.72	2.66	(0.61)	(0.61)
Year Ended 2/29/2024	$13.71	0.03	4.56	4.59	—	—
Year Ended 2/28/2023	$19.45	0.02	(3.18)	(3.16)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.05	(0.03)	1.65	1.62	(8.22)	(8.22)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$23.59	(0.03)	3.88	3.85	(0.83)	(0.83)
Year Ended 2/28/2026	$22.25	(0.05)	2.54	2.49	(1.15)	(1.15)
Year Ended 2/28/2025	$19.94	(0.05)	2.97	2.92	(0.61)	(0.61)
Year Ended 2/29/2024	$14.94	0.04	4.96	5.00	—	—
Year Ended 2/28/2023	$20.90	0.03	(3.41)	(3.38)	(2.58)	(2.58)
Year Ended 2/28/2022	$27.46	(0.02)	1.70	1.68	(8.24)	(8.24)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$21.86	(0.02)	3.59	3.57	(0.83)	(0.83)
Year Ended 2/28/2026	$20.69	(0.04)	2.36	2.32	(1.15)	(1.15)
Year Ended 2/28/2025	$18.58	(0.04)	2.76	2.72	(0.61)	(0.61)
Year Ended 2/29/2024	$13.90	0.04	4.64	4.68	—	—
Year Ended 2/28/2023	$19.67	0.04	(3.23)	(3.19)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.27	(0.01)	1.67	1.66	(8.26)	(8.26)
Class R
Six Months Ended 8/31/2026 (Unaudited)	$17.32	(0.07)	2.84	2.77	(0.83)	(0.83)
Year Ended 2/28/2026	$16.71	(0.14)	1.90	1.76	(1.15)	(1.15)
Year Ended 2/28/2025	$15.20	(0.13)	2.25	2.12	(0.61)	(0.61)
Year Ended 2/29/2024	$11.45	(0.04)	3.79	3.75	—	—
Year Ended 2/28/2023	$16.85	(0.05)	(2.77)	(2.82)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.44	(0.15)	1.57	1.42	(8.01)	(8.01)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Growth Opportunity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$19.33	16.20%	1.12% (c)	1.04% (c)	(0.52% )	26%	$939,961
Year Ended 2/28/2026	$17.37	10.97%	1.12%	1.05% (d)	(0.54% )	53%	$868,154
Year Ended 2/28/2025	$16.71	14.32%	1.11%	1.05% (d)	(0.54% )	35%	$904,058
Year Ended 2/29/2024	$15.16	33.10%	1.13% (e)	1.05% (d),(e)	(0.09% )	100%	$907,931
Year Ended 2/28/2023	$11.39	(15.76% )	1.12% (e)	1.05% (d),(e)	(0.13% )	74%	$766,362
Year Ended 2/28/2022	$16.74	2.77%	1.08% (e)	1.04% (d),(e)	(0.38% )	93%	$1,094,509
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$24.12	16.43%	0.87% (c)	0.79% (c)	(0.27% )	26%	$283,558
Year Ended 2/28/2026	$21.45	11.17%	0.87%	0.80% (d)	(0.29% )	53%	$261,081
Year Ended 2/28/2025	$20.35	14.60%	0.86%	0.80% (d)	(0.30% )	35%	$275,482
Year Ended 2/29/2024	$18.30	33.48%	0.88% (e)	0.80% (d),(e)	0.16%	100%	$307,125
Year Ended 2/28/2023	$13.71	(15.55% )	0.86% (e)	0.80% (d),(e)	0.12%	74%	$282,203
Year Ended 2/28/2022	$19.45	2.99%	0.83% (e)	0.79% (d),(e)	(0.14% )	93%	$468,670
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$26.61	16.43%	0.82% (c)	0.73% (c)	(0.21% )	26%	$33,021
Year Ended 2/28/2026	$23.59	11.30%	0.81%	0.74%	(0.24% )	53%	$28,686
Year Ended 2/28/2025	$22.25	14.70%	0.81%	0.74%	(0.24% )	35%	$25,843
Year Ended 2/29/2024	$19.94	33.47%	0.82% (e)	0.74% (e)	0.22%	100%	$23,803
Year Ended 2/28/2023	$14.94	(15.51% )	0.81% (e)	0.74% (e)	0.18%	74%	$20,199
Year Ended 2/28/2022	$20.90	3.09%	0.77% (e)	0.74% (e)	(0.08% )	93%	$31,012
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$24.60	16.44%	0.77% (c)	0.69% (c)	(0.17% )	26%	$2,367
Year Ended 2/28/2026	$21.86	11.33%	0.77%	0.70%	(0.18% )	53%	$1,853
Year Ended 2/28/2025	$20.69	14.70%	0.77%	0.70%	(0.19% )	35%	$1,266
Year Ended 2/29/2024	$18.58	33.67%	0.78% (e)	0.70% (e)	0.26%	100%	$1,094
Year Ended 2/28/2023	$13.90	(15.52% )	0.77% (e)	0.70% (e)	0.24%	74%	$993
Year Ended 2/28/2022	$19.67	3.14%	0.73% (e)	0.69% (e)	(0.03% )	93%	$1,406
Class R
Six Months Ended 8/31/2026 (Unaudited)	$19.26	16.13%	1.37% (c)	1.29% (c)	(0.78% )	26%	$13,366
Year Ended 2/28/2026	$17.32	10.66%	1.37%	1.30% (d)	(0.79% )	53%	$13,369
Year Ended 2/28/2025	$16.71	14.01%	1.36%	1.30% (d)	(0.79% )	35%	$15,851
Year Ended 2/29/2024	$15.20	32.75%	1.38% (e)	1.30% (d),(e)	(0.34% )	100%	$16,883
Year Ended 2/28/2023	$11.45	(15.98% )	1.37% (e)	1.30% (d),(e)	(0.38% )	74%	$14,256
Year Ended 2/28/2022	$16.85	2.50%	1.33% (e)	1.29% (d),(e)	(0.64% )	93%	$20,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 8/31/2026 (Unaudited)	$21.46	(0.03)	3.52	3.49	(0.83)	(0.83)
Year Ended 2/28/2026	$20.35	(0.06)	2.32	2.26	(1.15)	(1.15)
Year Ended 2/28/2025(f)	$19.56	(0.02)	1.01	0.99	(0.20)	(0.20)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include reorganization fee expense. For the periods indicated below, if reorganization fee expense had been excluded, expenses would have been lower by:

	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class S
08/31/2026	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Large Cap Growth Opportunity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$24.12	16.38%	0.87% (c)	0.79% (c)	(0.27% )	26%	$39,848
Year Ended 2/28/2026	$21.46	11.22%	0.87%	0.80% (d)	(0.29% )	53%	$36,483
Year Ended 2/28/2025 (f)	$20.35	5.01%	0.88%	0.80%	(0.29% )	35%	$40,899
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
15

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Large Cap Growth Opportunity Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.73% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
18
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Columbia Large Cap Growth Opportunity Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	26,753

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	1.01	1.05
Institutional Class	0.76	0.80
Institutional 2 Class	0.70	0.74
Institutional 3 Class	0.66	0.70
Class R	1.26	1.30
Class S	0.76	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
745,458,000	600,544,000	(32,657,000)	567,887,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
20
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2026 as arising on March 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
1,003,089	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $325,266,477 and $413,799,520, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a
Columbia Large Cap Growth Opportunity Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 25.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
At a meeting held on June 18, 2026, the Board of Trustees of Columbia Funds Series Trust approved an Agreement and Plan of Reorganization (the Agreement) pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). Pursuant to applicable law (including the Investment Company Act of 1940), the Reorganization does not require shareholder approval. The Reorganization is expected to close on or about November 23, 2026, and is expected to be a tax-free reorganization for U.S. federal income tax purposes. Under the Agreement, the expenses of the Reorganization are borne by the Fund, to the extent that such expenses do not exceed the anticipated reduction in expenses that shareholders of the Fund will realize in the first year following the Reorganization. Any amounts in excess of this limit will be borne by the
22
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Investment Manager. The Fund’s reorganization expenses are estimated to be approximately $122,724 and these expenses will be borne in full by the Fund. If the Reorganization does not occur, the Investment Manager will bear all expenses associated with the Reorganization and reimburse the Fund for reorganization expenses borne.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Growth Opportunity Fund  | 2026
23

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
24
Columbia Large Cap Growth Opportunity Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Large Cap Growth Opportunity Fund  | 2026
25

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26
Columbia Large Cap Growth Opportunity Fund  | 2026

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Columbia Large Cap Growth Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
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SAR186_(10/26)

Columbia Mid Cap Index Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mid Cap Index Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 0.7%
Roku, Inc.(a)	89,115	13,984,817
Warner Music Group Corp., Class A	99,333	2,802,184
Total		16,787,001
Interactive Media & Services 0.3%
Pinterest, Inc., Class A(a)	327,239	7,104,359
Media 0.6%
New York Times Co. (The), Class A	109,419	7,360,616
Nexstar Media Group, Inc., Class A	19,500	3,551,535
Sirius XM Holdings, Inc.	128,048	3,607,112
Total		14,519,263
Total Communication Services		38,410,623
Consumer Discretionary 9.8%
Automobile Components 1.0%
Autoliv, Inc.	46,784	5,670,689
BorgWarner, Inc.	139,329	8,939,349
Gentex Corp.	144,653	3,235,887
Lear Corp.	34,028	4,253,160
Visteon Corp.	18,133	1,846,302
Total		23,945,387
Automobiles 0.2%
Harley-Davidson, Inc.	71,506	1,973,566
Thor Industries, Inc.	35,727	2,715,252
Total		4,688,818
Broadline Retail 0.3%
Macy’s, Inc.	179,151	3,934,156
Ollie’s Bargain Outlet Holdings, Inc.(a)	41,205	3,107,681
Total		7,041,837
Diversified Consumer Services 0.9%
Duolingo, Inc.(a)	27,332	4,054,976
Graham Holdings Co., Class B	2,271	2,563,709
Grand Canyon Education, Inc.(a)	17,811	2,638,343
H&R Block, Inc.	86,105	4,447,323
Service Corp. International	93,720	7,651,301
Total		21,355,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.3%
Aramark	178,617	10,057,923
Boyd Gaming Corp.	37,363	2,898,995
Cava Group, Inc.(a)	68,005	4,471,329
Choice Hotels International, Inc.	13,788	1,425,128
Churchill Downs, Inc.	44,976	3,934,500
Dutch Bros, Inc., Class A(a)	86,668	4,234,598
Hilton Grand Vacations, Inc.(a)	40,791	1,729,946
Hyatt Hotels Corp., Class A	27,870	4,653,454
Planet Fitness, Inc., Class A(a)	53,749	2,773,448
Texas Roadhouse, Inc.	44,649	8,733,344
Travel + Leisure Co.	42,402	2,915,562
Vail Resorts, Inc.	24,205	3,313,907
Wingstop, Inc.	18,499	2,025,271
Wyndham Hotels & Resorts, Inc.	50,850	3,745,611
Total		56,913,016
Household Durables 1.3%
KB Home	42,555	2,268,181
SharkNinja, Inc.(a)	48,065	9,252,032
Somnigroup International, Inc.	156,308	10,120,943
Toll Brothers, Inc.	64,332	9,228,425
Whirlpool Corp.	44,033	1,798,308
Total		32,667,889
Leisure Products 0.4%
Brunswick Corp.	44,135	3,349,847
Mattel, Inc.(a)	197,396	2,951,070
Polaris, Inc.	36,709	2,369,199
YETI Holdings, Inc.(a)	51,460	2,112,433
Total		10,782,549
Specialty Retail 2.9%
Abercrombie & Fitch Co., Class A(a)	30,390	4,348,201
AutoNation, Inc.(a)	17,047	3,430,709
Bath & Body Works, Inc.	136,794	2,633,285
Burlington Stores, Inc.(a)	42,679	11,086,297
Chewy, Inc., Class A(a)	163,160	3,883,208
Dick’s Sporting Goods, Inc.	44,749	6,045,590
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Five Below, Inc.(a)	37,560	9,271,310
Floor & Decor Holdings, Inc., Class A(a)	73,425	3,691,075
GameStop Corp., Class A(a)	280,203	5,150,131
Gap, Inc. (The)	151,381	3,377,310
Lithia Motors, Inc., Class A	15,491	5,690,154
Murphy U.S.A., Inc.	11,418	5,884,723
Penske Automotive Group, Inc.	12,505	2,708,458
Restoration Hardware Holdings, Inc.(a)	10,528	1,570,251
Valvoline, Inc.(a)	86,632	2,777,422
Total		71,548,124
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.(a)	80,943	1,072,495
Columbia Sportswear Co.	16,327	937,170
Crocs, Inc.(a)	33,753	4,063,186
PVH Corp.	31,297	2,320,985
VF Corp.	223,250	3,000,480
Total		11,394,316
Total Consumer Discretionary		240,337,588
Consumer Staples 3.3%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	5,079	903,097
Celsius Holdings, Inc.(a)	107,663	3,386,002
Coca-Cola Bottling Co. Consolidated	38,390	7,507,932
Total		11,797,031
Consumer Staples Distribution & Retail 1.9%
Albertsons Companies, Inc., Class A	241,866	2,987,045
BJ’s Wholesale Club Holdings, Inc.(a)	86,738	7,862,800
Maplebear, Inc.(a)	111,755	5,645,863
Performance Food Group, Inc.(a)	106,707	10,582,133
Sprouts Farmers Market, Inc.(a)	63,882	5,240,879
U.S. Foods Holding Corp.(a)	149,591	15,683,120
Total		48,001,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.7%
Darling Ingredients, Inc.(a)	107,955	7,154,178
Ingredion, Inc.	42,834	4,431,606
Marzetti Co. (The)	13,784	1,552,768
Pilgrim’s Pride Corp.(a)	29,091	912,875
Post Holdings, Inc.(a)	27,092	2,258,389
Total		16,309,816
Personal Care Products 0.2%
elf Beauty, Inc.(a)	40,112	4,374,213
Total Consumer Staples		80,482,900
Energy 5.1%
Energy Equipment & Services 1.4%
NOV, Inc.	243,784	5,190,161
TechnipFMC PLC	270,827	21,165,130
Valaris Ltd.(a)	43,748	3,778,515
Weatherford International PLC	48,857	4,776,749
Total		34,910,555
Oil, Gas & Consumable Fuels 3.7%
Antero Midstream Corp.	225,851	5,063,579
Antero Resources Corp.(a)	199,940	7,693,691
Chord Energy Corp.	38,242	5,625,781
CNX Resources Corp.(a)	96,103	3,496,227
DT Midstream, Inc.	69,295	9,079,031
HF Sinclair Corp.	104,083	10,575,874
Matador Resources Co.	79,290	4,599,613
Murphy Oil Corp.	91,532	3,333,595
Ovintiv, Inc.	187,072	12,281,277
PBF Energy, Inc., Class A	57,058	4,164,663
Permian Resources Corp.	534,625	12,451,416
Range Resources Corp.	160,052	6,613,349
Viper Energy, Inc., Class A	131,926	5,908,966
Total		90,887,062
Total Energy		125,797,617
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.8%
Banks 5.5%
Associated Banc-Corp.	110,968	3,396,730
Bank OZK	69,704	3,421,072
Columbia Banking System, Inc.	196,642	5,828,469
Commerce Bancshares, Inc.	92,091	5,314,572
Cullen/Frost Bankers, Inc.	42,656	6,862,071
East West Bancorp, Inc.	93,058	11,805,338
First Financial Bankshares, Inc.	88,568	2,943,115
First Horizon Corp.	322,394	7,840,622
Flagstar Bank	203,854	2,713,297
FNB Corp.	241,797	4,407,959
Glacier Bancorp, Inc.	87,519	4,053,005
Hancock Whitney Corp.	55,128	4,106,485
Home Bancshares, Inc.	127,237	3,748,402
International Bancshares Corp.	36,747	2,578,169
Old National Bancorp	233,583	5,975,053
Pinnacle Financial Partners, Inc.	102,163	10,213,235
Prosperity Bancshares, Inc.	80,029	5,726,875
SouthState Bank Corp.	66,343	6,958,717
Texas Capital Bancshares, Inc.	29,665	2,882,845
UMB Financial Corp.	48,514	6,871,038
United Bankshares, Inc.	93,383	4,401,141
Valley National Bancorp	323,709	4,415,391
Western Alliance Bancorp	69,555	5,434,332
Wintrust Financial Corp.	45,816	6,888,894
Zions Bancorp NA	99,915	6,663,331
Total		135,450,158
Capital Markets 2.4%
Affiliated Managers Group, Inc.	17,941	6,605,697
Carlyle Group, Inc. (The)	176,055	8,519,301
Evercore, Inc., Class A	26,276	7,526,234
Federated Hermes, Inc., Class B	49,194	3,131,198
Hamilton Lane, Inc., Class A	27,757	3,020,517
Houlihan Lokey, Inc., Class A	36,830	4,909,071
Jefferies Financial Group, Inc.	111,092	5,847,883
Morningstar, Inc.	14,982	3,280,159
Common Stocks (continued)
Issuer	Shares	Value ($)
SEI Investments Co.	62,091	6,890,859
Stifel Financial Corp.	104,201	8,417,357
Total		58,148,276
Consumer Finance 0.7%
Ally Financial, Inc.	189,473	7,997,655
FirstCash Holdings, Inc.	26,204	5,619,972
SLM Corp.	128,106	3,326,913
Total		16,944,540
Financial Services 2.0%
Corebridge Financial, Inc.	164,430	5,350,552
Equitable Holdings, Inc.	191,228	9,586,260
Essent Group Ltd.	62,597	4,229,053
Euronet Worldwide, Inc.(a)	24,053	1,671,924
MGIC Investment Corp.	143,659	4,403,148
Shift4 Payments, Inc., Class A(a)	39,875	1,685,915
Toast, Inc., Class A(a)	318,959	10,873,312
Voya Financial, Inc.	61,587	6,239,995
WEX, Inc.(a)	23,549	4,487,969
Total		48,528,128
Insurance 3.6%
American Financial Group, Inc.	46,844	6,677,612
Brighthouse Financial, Inc.(a)	38,843	2,059,456
CNO Financial Group, Inc.	63,410	3,474,234
Fidelity National Financial, Inc.	171,862	7,982,990
First American Financial Corp.	69,218	5,116,595
Hanover Insurance Group, Inc. (The)	23,766	5,373,730
Kinsale Capital Group, Inc.	14,883	5,564,754
Old Republic International Corp.	152,204	6,351,473
Primerica, Inc.	21,182	6,093,002
Reinsurance Group of America, Inc.	44,501	10,949,026
RenaissanceRe Holdings Ltd.	28,960	9,488,454
RLI Corp.	62,451	3,963,765
Ryan Specialty Holdings, Inc., Class A	77,391	3,264,352
Selective Insurance Group, Inc.	40,668	3,712,582
Unum Group	99,849	9,307,924
Total		89,379,949
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management, Inc.	497,755	11,408,544
Starwood Property Trust, Inc.	236,728	3,716,630
Total		15,125,174
Total Financials		363,576,225
Health Care 10.3%
Biotechnology 3.4%
Arrowhead Pharmaceuticals, Inc.(a)	95,680	7,883,075
BioMarin Pharmaceutical, Inc.(a)	131,292	8,564,177
Cytokinetics, Inc.(a)	92,226	6,539,746
Exelixis, Inc.(a)	170,738	9,329,124
Halozyme Therapeutics, Inc.(a)	80,570	8,579,899
Krystal Biotech, Inc.(a)	17,822	6,404,514
Neurocrine Biosciences, Inc.(a)	68,301	10,520,403
Roivant Sciences Ltd.(a)	306,278	10,609,470
United Therapeutics Corp.(a)	28,833	14,715,787
Total		83,146,195
Health Care Equipment & Supplies 1.2%
Dentsply Sirona, Inc.	136,077	1,519,980
Envista Holdings Corp.(a)	110,537	2,999,974
Globus Medical, Inc., Class A(a)	76,972	6,263,212
Haemonetics Corp.(a)	31,567	3,253,611
Lantheus Holdings, Inc.(a)	44,225	4,464,956
LivaNova PLC(a)	37,315	2,978,110
Penumbra, Inc.(a)	26,716	8,631,939
Total		30,111,782
Health Care Providers & Services 2.5%
BrightSpring Health Services, Inc.(a)	107,441	6,274,555
Chemed Corp.	9,017	4,677,208
Encompass Health Corp.	67,383	8,100,111
Ensign Group, Inc. (The)	39,370	6,781,876
HealthEquity, Inc.(a)	57,384	5,539,851
Hims & Hers Health, Inc., Class A(a)	143,955	4,258,189
Molina Healthcare, Inc.(a)	35,390	7,034,470
Option Care Health, Inc.(a)	106,665	2,501,294
Tenet Healthcare Corp.(a)	58,510	15,558,394
Total		60,725,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Doximity, Inc., Class A(a)	90,895	2,427,806
Life Sciences Tools & Services 2.3%
Avantor, Inc.(a)	463,777	6,743,317
Bio-Rad Laboratories, Inc., Class A(a)	12,235	4,724,178
Bruker Corp.	75,484	4,378,827
Illumina, Inc.(a)	102,774	21,955,610
Medpace Holdings, Inc.(a)	15,326	9,103,491
Repligen Corp.(a)	36,017	6,518,357
Sotera Health Co.(a)	180,146	3,404,759
Total		56,828,539
Pharmaceuticals 0.8%
Elanco Animal Health, Inc.(a)	339,262	8,115,147
Jazz Pharmaceuticals PLC(a)	42,620	10,683,982
Total		18,799,129
Total Health Care		252,039,399
Industrials 23.6%
Aerospace & Defense 4.0%
Aerovironment, Inc.(a)	21,904	3,249,458
ATI, Inc.(a)	92,700	18,929,340
BWX Technologies, Inc.	62,231	9,477,159
Carpenter Technology Corp.	33,750	16,079,175
Curtiss-Wright Corp.	25,093	14,617,425
Hexcel Corp.	51,235	4,747,947
Kratos Defense & Security Solutions, Inc.(a)	127,377	6,493,680
Moog, Inc., Class A	19,318	7,176,637
StandardAero, Inc.(a)	128,692	3,151,667
Woodward, Inc.	40,473	13,753,535
Total		97,676,023
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	78,150	3,730,099
Building Products 1.8%
AAON, Inc.	46,182	3,508,446
Advanced Drainage Systems, Inc.	48,680	6,607,336
Carlisle Companies, Inc.	27,424	9,504,610
Fortune Brands Innovations, Inc.	81,032	3,592,149
Louisiana-Pacific Corp.	43,186	3,045,045
Owens Corning	54,700	7,556,805
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simpson Manufacturing Co., Inc.	27,944	5,102,854
Trex Company, Inc.(a)	70,576	3,216,854
UFP Industries, Inc.	38,365	3,242,610
Total		45,376,709
Commercial Services & Supplies 1.4%
Brink’s Co. (The)	27,973	3,047,099
Clean Harbors, Inc.(a)	33,743	10,637,481
MSA Safety, Inc.	24,649	4,603,693
RB Global, Inc.	126,548	10,703,430
Tetra Tech, Inc.	176,288	6,371,048
Total		35,362,751
Construction & Engineering 2.3%
AECOM	87,302	5,886,774
API Group Corp.(a)	261,909	10,279,928
Dycom Industries, Inc.(a)	20,391	5,938,063
Fluor Corp.(a)	94,874	5,171,582
IES Holdings, Inc.(a)	11,910	3,608,730
MasTec, Inc.(a)	41,854	10,035,752
Sterling Infrastructure, Inc.(a)	20,844	9,798,139
Valmont Industries, Inc.	13,187	6,193,407
Total		56,912,375
Electrical Equipment 2.1%
Acuity, Inc.	20,456	6,787,096
EnerSys	25,032	4,602,383
Nextpower, Inc., Class A(a)	100,856	8,273,218
nVent Electric PLC	109,852	16,560,189
Regal Rexnord Corp.	45,219	7,164,951
Sensata Technologies Holding	98,788	4,053,272
Vicor Corp.(a)	15,872	2,978,857
Total		50,419,966
Ground Transportation 1.7%
Avis Budget Group, Inc.(a)	11,518	1,698,790
Knight-Swift Transportation Holdings, Inc.	110,378	7,561,997
Landstar System, Inc.	23,046	4,162,799
Ryder System, Inc.	26,282	6,424,898
Saia, Inc.(a)	18,117	6,433,890
XPO, Inc.(a)	79,753	15,471,284
Total		41,753,658
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.5%
AGCO Corp.	40,825	4,830,006
Allison Transmission Holdings, Inc.	56,336	7,081,999
CNH Industrial NV	598,008	7,074,435
Crane Co.	33,341	6,837,239
Donaldson Co., Inc.	78,669	7,150,225
Esab Corp.	38,874	2,930,322
Flowserve Corp.	86,816	6,866,277
Graco, Inc.	112,737	8,729,226
ITT, Inc.	60,727	12,163,011
Lincoln Electric Holdings, Inc.	37,215	10,465,974
Middleby Corp. (The)(a)	28,256	3,131,895
Mueller Industries, Inc.	150,216	9,374,980
Oshkosh Corp.	42,353	6,527,021
RBC Bearings, Inc.(a)	21,427	10,590,509
SPX Technologies, Inc.(a)	34,008	6,691,074
Terex Corp.	77,573	4,926,661
Timken Co. (The)	42,957	5,174,171
Toro Co. (The)	65,844	6,440,202
Watts Water Technologies, Inc., Class A	18,663	6,825,992
Total		133,811,219
Marine Transportation 0.2%
Kirby Corp.(a)	36,341	5,155,334
Passenger Airlines 0.4%
Alaska Air Group, Inc.(a)	75,691	3,128,309
American Airlines Group, Inc.(a)	449,260	6,033,562
Total		9,161,871
Professional Services 2.4%
Booz Allen Hamilton Holding Corp.	81,916	6,196,945
CACI International, Inc., Class A(a)	15,006	9,348,888
ExlService Holdings, Inc.(a)	103,781	3,951,980
Exponent, Inc.	32,953	2,339,993
FTI Consulting, Inc.(a)	20,086	3,024,349
Genpact Ltd.	107,081	4,066,936
KBR, Inc.	86,125	3,229,688
MAXIMUS, Inc.	35,689	2,061,754
Parsons Corp.(a)	36,334	1,767,286
Paylocity Holding Corp.(a)	29,460	4,720,081
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Science Applications International Corp.	29,278	3,754,025
TransUnion	130,964	11,120,153
UL Solutions, Inc., Class A	52,853	3,938,606
Total		59,520,684
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	25,106	8,133,842
Core & Main, Inc., Class A(a)	127,800	5,490,288
GATX Corp.	24,114	4,218,262
MSC Industrial Direct Co., Inc., Class A	31,100	3,697,168
Watsco, Inc.	23,777	7,366,590
WESCO International, Inc.	33,084	11,261,794
Total		40,167,944
Total Industrials		579,048,633
Information Technology 14.5%
Communications Equipment 0.5%
InterDigital, Inc.	17,556	5,881,787
Viavi Solutions, Inc.(a)	158,887	5,766,009
Total		11,647,796
Electronic Equipment, Instruments & Components 3.5%
Advanced Energy Industries, Inc.	25,833	7,152,124
Arrow Electronics, Inc.(a)	34,734	7,100,672
Avnet, Inc.	55,717	4,990,015
Belden, Inc.	26,454	3,027,925
Cognex Corp.	113,044	6,891,162
Crane NXT Co.	33,615	1,643,773
Fabrinet(a)	24,338	10,049,890
IPG Photonics Corp.(a)	17,299	1,316,108
Littelfuse, Inc.	17,178	7,080,428
Novanta, Inc.(a)	24,190	3,537,062
Sanmina Corp.(a)	36,408	7,162,182
TD SYNNEX Corp.	50,785	12,840,987
TTM Technologies, Inc.(a)	70,542	8,388,855
Vontier Corp.	95,642	3,080,629
Total		84,261,812
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.1%
DigitalOcean Holdings, Inc.(a)	55,295	6,120,604
Kyndryl Holdings, Inc.(a)	153,140	2,059,733
Okta, Inc.(a)	113,886	19,706,833
Twilio, Inc., Class A(a)	103,096	24,292,510
Total		52,179,680
Semiconductors & Semiconductor Equipment 4.1%
Allegro MicroSystems, Inc.(a)	84,328	3,056,890
Amkor Technology, Inc.	77,452	3,663,480
Cirrus Logic, Inc.(a)	34,648	3,794,303
Entegris, Inc.	103,589	14,014,556
Lattice Semiconductor Corp.(a)	93,066	10,734,232
MACOM Technology Solutions Holdings, Inc.(a)	44,570	11,758,903
MKS, Inc.	45,881	11,756,547
Onto Innovation, Inc.(a)	33,790	9,029,026
Rambus, Inc.(a)	73,454	6,367,727
Semtech Corp.(a)	63,250	8,409,720
Silicon Laboratories, Inc.(a)	22,404	4,907,596
SiTime Corp.(a)	15,062	8,516,356
Synaptics, Inc.(a)	26,246	2,538,513
Universal Display Corp.	29,534	2,456,343
Total		101,004,192
Software 3.5%
Appfolio, Inc., Class A(a)	16,322	3,822,776
Bentley Systems, Inc., Class B	101,255	3,721,121
BILL Holdings, Inc.(a)	60,211	2,964,188
CommVault Systems, Inc.(a)	28,021	3,853,448
DocuSign, Inc.(a)	131,976	8,746,049
Dolby Laboratories, Inc., Class A	40,991	2,523,406
Dropbox, Inc., Class A(a)	101,735	3,580,055
Dynatrace, Inc.(a)	200,150	10,926,188
Guidewire Software, Inc.(a)	57,505	11,774,149
Manhattan Associates, Inc.(a)	40,189	8,969,783
Nutanix, Inc., Class A(a)	180,151	12,352,954
Pegasystems, Inc.	61,299	2,256,416
Qualys, Inc.(a)	23,922	4,452,841
UiPath, Inc., Class A(a)	290,107	5,416,298
Total		85,359,672
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.8%
Everpure, Inc., Class A(a)	214,341	19,922,996
Total Information Technology		354,376,148
Materials 5.9%
Chemicals 1.6%
Ashland, Inc.	31,103	2,280,783
Avient Corp.	62,296	2,744,762
Axalta Coating Systems Ltd.(a)	145,377	5,294,630
Cabot Corp.	35,065	2,900,226
NewMarket Corp.	5,186	4,655,472
Olin Corp.	77,368	1,346,203
RPM International, Inc.	86,693	9,024,741
Scotts Miracle-Gro Co. (The), Class A	30,431	1,819,774
Solstice Advanced Materials, Inc.	107,871	6,837,943
Westlake Corp.	22,628	1,698,684
Total		38,603,218
Construction Materials 0.3%
Eagle Materials, Inc.	21,351	4,147,645
Knife River Corp.(a)	38,551	2,417,148
Total		6,564,793
Containers & Packaging 1.0%
AptarGroup, Inc.	43,351	5,705,859
Crown Holdings, Inc.	75,056	8,735,768
Graphic Packaging Holding Co.	200,988	2,251,066
Greif, Inc., Class A	16,830	1,392,682
Silgan Holdings, Inc.	59,582	2,475,036
Sonoco Products Co.	67,160	3,703,874
Total		24,264,285
Metals & Mining 3.0%
Alcoa Corp.	179,253	8,953,687
Cleveland-Cliffs, Inc.(a)	387,467	4,475,244
Coeur Mining, Inc.	702,714	14,602,397
Commercial Metals Co.	75,322	5,081,975
Hecla Mining Co.	455,596	9,052,693
MP Materials Corp.(a)	91,903	5,031,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance, Inc.	34,676	13,317,318
Royal Gold, Inc.	55,342	14,470,273
Total		74,985,276
Total Materials		144,417,572
Real Estate 6.9%
Diversified REITs 0.4%
WP Carey, Inc.	151,301	10,585,018
Health Care REITs 1.3%
American Healthcare REIT, Inc.	130,911	7,227,596
CareTrust REIT, Inc.	160,471	6,250,346
Healthcare Realty Trust, Inc.	235,381	4,481,654
Omega Healthcare Investors, Inc.	202,289	9,248,653
Sabra Health Care REIT, Inc.	171,306	3,492,929
Total		30,701,178
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	136,780	2,092,734
Industrial REITs 0.9%
EastGroup Properties, Inc.	36,457	7,273,171
First Industrial Realty Trust, Inc.	90,051	5,572,356
Rexford Industrial Realty, Inc.	152,125	5,634,710
STAG Industrial, Inc.	129,880	4,838,030
Total		23,318,267
Office REITs 0.5%
COPT Defense Properties	76,666	2,759,976
Cousins Properties, Inc.	111,768	3,240,154
Kilroy Realty Corp.	72,666	2,637,776
Vornado Realty Trust	107,327	4,011,883
Total		12,649,789
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	31,514	11,530,027
Residential REITs 1.1%
American Homes 4 Rent, Class A	215,170	7,165,161
Equity LifeStyle Properties, Inc.	131,737	8,358,713
Independence Realty Trust, Inc.	159,818	2,585,855
Sun Communities, Inc.	78,685	9,553,933
Total		27,663,662
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.9%
Agree Realty Corp.	81,456	5,885,196
Brixmor Property Group, Inc.	208,426	6,021,427
Kite Realty Group Trust	137,938	3,558,801
NNN REIT, Inc.	129,230	5,841,196
Total		21,306,620
Specialized REITs 1.2%
CubeSmart	153,797	6,108,817
EPR Properties	51,970	3,051,159
Gaming and Leisure Properties, Inc.	192,385	8,093,637
Lamar Advertising Co., Class A	59,134	8,811,557
Rayonier, Inc.	187,946	3,852,893
Total		29,918,063
Total Real Estate		169,765,358
Utilities 3.0%
Electric Utilities 0.8%
IDACORP, Inc.	37,637	5,124,654
OGE Energy Corp.	140,184	6,396,596
Portland General Electric Co.	78,612	3,840,982
TXNM Energy, Inc.	67,680	3,899,045
Total		19,261,277
Gas Utilities 1.0%
National Fuel Gas Co.	64,555	5,361,938
New Jersey Resources Corp.	68,553	3,656,617
ONE Gas, Inc.	42,633	3,379,518
Southwest Gas Holdings, Inc.	43,754	3,864,791
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	40,157	3,286,449
UGI Corp.	145,632	5,599,550
Total		25,148,863
Independent Power and Renewable Electricity Producers 0.6%
Ormat Technologies, Inc.	41,743	4,257,786
Talen Energy Corp.(a)	30,836	9,120,056
Total		13,377,842
Multi-Utilities 0.3%
Black Hills Corp.	51,712	3,706,716
Northwestern Energy Group, Inc.	41,781	2,889,574
Total		6,596,290
Water Utilities 0.3%
Essential Utilities, Inc.	192,664	7,931,977
Total Utilities		72,316,249
Total Common Stocks (Cost $1,461,818,585)		2,420,568,312

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	29,940,931	29,925,961
Total Money Market Funds (Cost $29,924,564)		29,925,961
Total Investments in Securities (Cost: $1,491,743,149)		2,450,494,273
Other Assets & Liabilities, Net		399,886
Net Assets		2,450,894,159
At August 31, 2026, securities and/or cash totaling $2,339,560 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	92	09/2026	USD	34,657,320	—	(268,346)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	31,766,510	220,956,809	(222,793,909)	(3,449)	29,925,961	(4,833)	548,299	29,940,931
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,410,623	—	—	38,410,623
Consumer Discretionary	240,337,588	—	—	240,337,588
Consumer Staples	80,482,900	—	—	80,482,900
Energy	125,797,617	—	—	125,797,617
Financials	363,576,225	—	—	363,576,225
Health Care	252,039,399	—	—	252,039,399
Industrials	579,048,633	—	—	579,048,633
Information Technology	354,376,148	—	—	354,376,148
Materials	144,417,572	—	—	144,417,572
Real Estate	169,765,358	—	—	169,765,358
Utilities	72,316,249	—	—	72,316,249
Total Common Stocks	2,420,568,312	—	—	2,420,568,312
Money Market Funds	29,925,961	—	—	29,925,961
Total Investments in Securities	2,450,494,273	—	—	2,450,494,273
Investments in Derivatives
Liability
Futures Contracts	(268,346)	—	—	(268,346)
Total	2,450,225,927	—	—	2,450,225,927
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Mid Cap Index Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,461,818,585)	$2,420,568,312
Affiliated issuers (cost $29,924,564)	29,925,961
Margin deposits on:
Futures contracts	2,339,560
Receivable for:
Capital shares sold	1,229,789
Dividends	1,413,072
Foreign tax reclaims	7,602
Expense reimbursement due from Investment Manager	20,362
Prepaid expenses	10,039
Total assets	2,455,514,697
Liabilities
Payable for:
Capital shares redeemed	3,644,733
Variation margin for futures contracts	169,280
Management services fees	40,535
Distribution and/or service fees	9,849
Transfer agent fees	251,689
Compensation of chief compliance officer	197
Compensation of board members	3,923
Other expenses	81,883
Deferred compensation of board members	418,449
Total liabilities	4,620,538
Net assets applicable to outstanding capital stock	$2,450,894,159
Represented by
Paid in capital	1,279,197,597
Total distributable earnings (loss)	1,171,696,562
Total - representing net assets applicable to outstanding capital stock	$2,450,894,159
Class A
Net assets	$476,912,940
Shares outstanding	30,362,545
Net asset value per share	$15.71
Institutional Class
Net assets	$1,140,035,101
Shares outstanding	73,205,581
Net asset value per share	$15.57
Institutional 2 Class
Net assets	$497,547,169
Shares outstanding	30,519,543
Net asset value per share	$16.30
Institutional 3 Class
Net assets	$336,398,949
Shares outstanding	22,483,755
Net asset value per share	$14.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
13

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$16,790,534
Dividends — affiliated issuers	548,299
Foreign taxes withheld	(20,877)
Total income	17,317,956
Expenses:
Management services fees	2,532,442
Distribution and/or service fees
Class A	621,875
Transfer agent fees
Class A	291,318
Institutional Class	685,379
Institutional 2 Class	152,095
Institutional 3 Class	8,079
Custodian fees	20,900
Printing and postage fees	31,477
Registration fees	42,982
Licensing fees and expenses	12,653
Accounting services fees	16,880
Legal fees	23,520
Interest on collateral	105
Compensation of chief compliance officer	199
Compensation of board members	16,983
Deferred compensation of board members	46,715
Other	20,795
Total expenses	4,524,397
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,369,975)
Total net expenses	3,154,422
Net investment income	14,163,534
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	203,464,284
Investments — affiliated issuers	(4,833)
Futures contracts	4,630,192
Net realized gain	208,089,643
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(82,076,769)
Investments — affiliated issuers	(3,449)
Futures contracts	(1,558,375)
Net change in unrealized appreciation (depreciation)	(83,638,593)
Net realized and unrealized gain	124,451,050
Net increase in net assets resulting from operations	$138,614,584
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Mid Cap Index Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$14,163,534	$30,827,170
Net realized gain	208,089,643	242,743,325
Net change in unrealized appreciation (depreciation)	(83,638,593)	124,322,876
Net increase in net assets resulting from operations	138,614,584	397,893,371
Distributions to shareholders
Net investment income and net realized gains
Class A	(20,911,148)	(44,837,374)
Institutional Class	(50,558,291)	(98,464,709)
Institutional 2 Class	(21,349,483)	(44,735,870)
Institutional 3 Class	(15,596,029)	(31,486,537)
Total distributions to shareholders	(108,414,951)	(219,524,490)
Decrease in net assets from capital stock activity	(158,244,940)	(106,384,058)
Total increase (decrease) in net assets	(128,045,307)	71,984,823
Net assets at beginning of period	2,578,939,466	2,506,954,643
Net assets at end of period	$2,450,894,159	$2,578,939,466

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,324,681	51,869,296	6,850,916	98,337,554
Distributions reinvested	946,669	15,023,629	2,176,418	30,857,840
Shares redeemed	(6,923,543)	(107,744,100)	(14,411,279)	(209,783,207)
Net decrease	(2,652,193)	(40,851,175)	(5,383,945)	(80,587,813)
Institutional Class
Shares sold	4,436,728	68,200,095	12,554,864	178,297,408
Distributions reinvested	3,084,079	48,512,571	6,714,460	94,364,940
Shares redeemed	(11,244,701)	(172,670,621)	(17,169,411)	(249,188,638)
Net increase (decrease)	(3,723,894)	(55,957,955)	2,099,913	23,473,710
Institutional 2 Class
Shares sold	2,571,650	41,804,676	9,359,348	137,745,014
Distributions reinvested	883,684	14,554,267	2,074,377	30,405,472
Shares redeemed	(5,960,549)	(96,763,954)	(14,888,693)	(225,288,414)
Net decrease	(2,505,215)	(40,405,011)	(3,454,968)	(57,137,928)
Institutional 3 Class
Shares sold	1,056,636	15,876,913	5,040,911	70,790,190
Distributions reinvested	379,808	5,738,905	795,366	10,788,959
Shares redeemed	(2,906,538)	(42,646,617)	(5,311,843)	(73,711,176)
Net increase (decrease)	(1,470,094)	(21,030,799)	524,434	7,867,973
Total net decrease	(10,351,396)	(158,244,940)	(6,214,566)	(106,384,058)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$15.51	0.07	0.82	0.89	(0.02)	(0.67)	(0.69)
Year Ended 2/28/2026	$14.52	0.15	2.13	2.28	(0.16)	(1.13)	(1.29)
Year Ended 2/28/2025	$14.86	0.16	1.11	1.27	(0.18)	(1.43)	(1.61)
Year Ended 2/29/2024	$14.29	0.17	1.49	1.66	(0.16)	(0.93)	(1.09)
Year Ended 2/28/2023	$16.13	0.16	(0.50)	(0.34)	(0.16)	(1.34)	(1.50)
Year Ended 2/28/2022	$17.72	0.14 (f)	1.30	1.44	(0.13)	(2.90)	(3.03)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$15.37	0.09	0.81	0.90	(0.03)	(0.67)	(0.70)
Year Ended 2/28/2026	$14.40	0.19	2.11	2.30	(0.20)	(1.13)	(1.33)
Year Ended 2/28/2025	$14.75	0.19	1.11	1.30	(0.22)	(1.43)	(1.65)
Year Ended 2/29/2024	$14.19	0.20	1.49	1.69	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$16.03	0.19	(0.49)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.63	0.19 (f)	1.29	1.48	(0.18)	(2.90)	(3.08)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$16.06	0.10	0.84	0.94	(0.03)	(0.67)	(0.70)
Year Ended 2/28/2026	$14.98	0.19	2.22	2.41	(0.20)	(1.13)	(1.33)
Year Ended 2/28/2025	$15.29	0.20	1.14	1.34	(0.22)	(1.43)	(1.65)
Year Ended 2/29/2024	$14.67	0.21	1.54	1.75	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$16.52	0.20	(0.51)	(0.31)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$18.08	0.19 (f)	1.33	1.52	(0.18)	(2.90)	(3.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Mid Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$15.71	5.70%	0.59% (c)	0.45% (c)	0.92%	9%	$476,913
Year Ended 2/28/2026	$15.51	16.71%	0.59% (c)	0.45% (c),(d)	1.05%	16%	$512,030
Year Ended 2/28/2025	$14.52	8.23%	0.58% (c),(e)	0.45% (c),(d),(e)	1.04%	16%	$557,409
Year Ended 2/29/2024	$14.86	12.58%	0.59% (c)	0.45% (c),(d)	1.19%	19%	$617,822
Year Ended 2/28/2023	$14.29	(1.05% )	0.58% (c),(e)	0.45% (c),(d),(e)	1.10%	12%	$653,592
Year Ended 2/28/2022	$16.13	7.48%	0.58% (c),(e)	0.45% (c),(d),(e)	0.78%	16%	$768,487
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$15.57	5.79%	0.34% (c)	0.20% (c)	1.17%	9%	$1,140,035
Year Ended 2/28/2026	$15.37	17.00%	0.34% (c)	0.20% (c),(d)	1.30%	16%	$1,182,301
Year Ended 2/28/2025	$14.40	8.48%	0.33% (c),(e)	0.20% (c),(d),(e)	1.28%	16%	$1,077,209
Year Ended 2/29/2024	$14.75	12.88%	0.34% (c)	0.20% (c),(d)	1.45%	19%	$1,054,017
Year Ended 2/28/2023	$14.19	(0.80% )	0.33% (c),(e)	0.20% (c),(d),(e)	1.35%	12%	$1,017,847
Year Ended 2/28/2022	$16.03	7.72%	0.33% (c),(e)	0.20% (c),(d),(e)	1.03%	16%	$1,534,550
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$16.30	5.79%	0.28% (c)	0.20% (c)	1.17%	9%	$497,547
Year Ended 2/28/2026	$16.06	17.07%	0.27% (c)	0.20% (c)	1.30%	16%	$530,307
Year Ended 2/28/2025	$14.98	8.44%	0.28% (c),(e)	0.20% (c),(e)	1.29%	16%	$546,625
Year Ended 2/29/2024	$15.29	12.86%	0.28% (c)	0.20% (c)	1.44%	19%	$582,545
Year Ended 2/28/2023	$14.67	(0.84% )	0.28% (c),(e)	0.20% (c),(e)	1.35%	12%	$560,860
Year Ended 2/28/2022	$16.52	7.75%	0.27% (c),(e)	0.20% (c),(e)	1.03%	16%	$634,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$14.79	0.09	0.78	0.87	(0.03)	(0.67)	(0.70)
Year Ended 2/28/2026	$13.90	0.18	2.04	2.22	(0.20)	(1.13)	(1.33)
Year Ended 2/28/2025	$14.29	0.19	1.07	1.26	(0.22)	(1.43)	(1.65)
Year Ended 2/29/2024	$13.79	0.19	1.44	1.63	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$15.63	0.18	(0.48)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.25	0.18 (f)	1.28	1.46	(0.18)	(2.90)	(3.08)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class
02/28/2022	$0.01	$0.01	$0.01	$0.01
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Mid Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$14.96	5.82%	0.22% (c)	0.20% (c)	1.17%	9%	$336,399
Year Ended 2/28/2026	$14.79	17.04%	0.22% (c)	0.20% (c)	1.30%	16%	$354,301
Year Ended 2/28/2025	$13.90	8.47%	0.22% (c),(e)	0.20% (c),(e)	1.29%	16%	$325,712
Year Ended 2/29/2024	$14.29	12.81%	0.22% (c)	0.20% (c)	1.44%	19%	$373,603
Year Ended 2/28/2023	$13.79	(0.82% )	0.23% (c),(e)	0.20% (c),(e)	1.36%	12%	$350,859
Year Ended 2/28/2022	$15.63	7.78%	0.22% (c),(e)	0.20% (c),(e)	1.04%	16%	$69,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
19

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
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Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
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21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
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Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	268,346 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,630,192

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,558,375)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	34,894,822
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23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
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Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Mid Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2027 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
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Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,491,743,000	1,068,632,000	(110,149,000)	958,483,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $212,192,941 and $457,758,713, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Columbia Mid Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 22.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 24.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28
Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Mid Cap Index Fund  | 2026
29

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
30
Columbia Mid Cap Index Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund, and (iv) index tracking error data of the Fund. The Board observed that the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Mid Cap Index Fund  | 2026
31

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32
Columbia Mid Cap Index Fund  | 2026

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[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR196_(10/26)

Columbia Select Mid Cap Value Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Mid Cap Value Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 3.7%
Entertainment 1.6%
Take-Two Interactive Software, Inc.(a)	243,216	53,434,555
Media 2.1%
Nexstar Media Group, Inc., Class A	388,126	70,689,389
Total Communication Services		124,123,944
Consumer Discretionary 8.4%
Hotels, Restaurants & Leisure 1.9%
Hyatt Hotels Corp., Class A	383,653	64,058,541
Household Durables 1.9%
D.R. Horton, Inc.	440,519	63,681,427
Leisure Products 2.0%
Hasbro, Inc.	716,183	67,392,820
Specialty Retail 2.6%
Burlington Stores, Inc.(a)	132,971	34,540,547
O’Reilly Automotive, Inc.(a)	592,170	52,584,696
Total		87,125,243
Total Consumer Discretionary		282,258,031
Consumer Staples 5.7%
Consumer Staples Distribution & Retail 3.6%
Dollar Tree, Inc.(a)	329,491	41,710,266
U.S. Foods Holding Corp.(a)	753,010	78,945,568
Total		120,655,834
Food Products 2.1%
Tyson Foods, Inc., Class A	1,265,090	69,757,063
Total Consumer Staples		190,412,897
Energy 6.9%
Oil, Gas & Consumable Fuels 6.9%
Devon Energy Corp.	1,893,038	91,831,274
Marathon Petroleum Corp.	374,744	139,899,430
Total		231,730,704
Total Energy		231,730,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.5%
Banks 4.8%
Popular, Inc.	510,826	85,915,825
Regions Financial Corp.	2,457,376	73,426,395
Total		159,342,220
Capital Markets 2.0%
Carlyle Group, Inc. (The)	1,381,769	66,863,802
Consumer Finance 2.3%
Capital One Financial Corp.	363,407	77,954,436
Financial Services 4.1%
Global Payments, Inc.	612,268	55,747,001
Voya Financial, Inc.	810,599	82,129,891
Total		137,876,892
Insurance 4.3%
Hanover Insurance Group, Inc. (The)	291,697	65,955,609
Kemper Corp.	619,937	17,469,824
Reinsurance Group of America, Inc.	241,121	59,325,411
Total		142,750,844
Total Financials		584,788,194
Health Care 9.2%
Health Care Equipment & Supplies 2.0%
Zimmer Biomet Holdings, Inc.	657,850	65,811,314
Health Care Providers & Services 5.3%
Centene Corp.(a)	619,923	39,885,846
Humana, Inc.	144,988	55,563,751
Quest Diagnostics, Inc.	336,547	80,872,244
Total		176,321,841
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	418,286	64,231,998
Total Health Care		306,365,153
Industrials 14.9%
Aerospace & Defense 1.6%
ATI, Inc.(a)	268,716	54,871,807
Building Products 1.7%
Trane Technologies PLC	126,506	56,219,266
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.5%
AMETEK, Inc.	356,350	83,802,830
Machinery 4.8%
Ingersoll Rand, Inc.	1,004,981	77,433,786
ITT, Inc.	419,995	84,120,799
Total		161,554,585
Passenger Airlines 2.0%
Southwest Airlines Co.	1,728,933	66,615,788
Professional Services 2.3%
CACI International, Inc., Class A(a)	123,821	77,141,721
Total Industrials		500,205,997
Information Technology 11.7%
Communications Equipment 2.3%
Motorola Solutions, Inc.	158,761	77,046,713
Electronic Equipment, Instruments & Components 2.6%
CDW Corp.	380,000	57,600,400
Corning, Inc.	187,423	27,875,423
Total		85,475,823
Semiconductors & Semiconductor Equipment 3.2%
ON Semiconductor Corp.(a)	935,166	69,286,449
Teradyne, Inc.	106,822	37,369,540
Total		106,655,989
Software 3.6%
Dynatrace, Inc.(a)	1,070,000	58,411,300
Tyler Technologies, Inc.(a)	170,000	63,277,400
Total		121,688,700
Total Information Technology		390,867,225
Materials 5.5%
Chemicals 1.1%
Chemours Co. (The)	2,281,585	35,501,463
Containers & Packaging 2.2%
Smurfit WestRock PLC	1,583,495	74,265,915
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.2%
Freeport-McMoRan, Inc.	967,849	73,304,883
Total Materials		183,072,261
Real Estate 7.4%
Health Care REITs 2.4%
Welltower, Inc.	332,913	78,647,367
Industrial REITs 1.8%
First Industrial Realty Trust, Inc.	998,456	61,784,457
Specialized REITs 3.2%
Gaming and Leisure Properties, Inc.	1,328,607	55,894,497
Lamar Advertising Co., Class A	340,884	50,795,125
Total		106,689,622
Total Real Estate		247,121,446
Utilities 6.2%
Electric Utilities 3.9%
Entergy Corp.	788,008	83,773,130
PG&E Corp.	3,441,213	45,664,897
Total		129,438,027
Multi-Utilities 2.3%
Ameren Corp.	744,840	78,960,488
Total Utilities		208,398,515
Total Common Stocks (Cost $1,798,476,890)		3,249,344,367

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(b),(c)	89,556,817	89,512,038
Total Money Market Funds (Cost $89,509,703)		89,512,038
Total Investments in Securities (Cost: $1,887,986,593)		3,338,856,405
Other Assets & Liabilities, Net		5,081,869
Net Assets		3,343,938,274
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Mid Cap Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	51,668,090	161,473,590	(123,621,886)	(7,756)	89,512,038	(7,838)	1,306,900	89,556,817
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	124,123,944	—	—	124,123,944
Consumer Discretionary	282,258,031	—	—	282,258,031
Consumer Staples	190,412,897	—	—	190,412,897
Energy	231,730,704	—	—	231,730,704
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	584,788,194	—	—	584,788,194
Health Care	306,365,153	—	—	306,365,153
Industrials	500,205,997	—	—	500,205,997
Information Technology	390,867,225	—	—	390,867,225
Materials	183,072,261	—	—	183,072,261
Real Estate	247,121,446	—	—	247,121,446
Utilities	208,398,515	—	—	208,398,515
Total Common Stocks	3,249,344,367	—	—	3,249,344,367
Money Market Funds	89,512,038	—	—	89,512,038
Total Investments in Securities	3,338,856,405	—	—	3,338,856,405
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Mid Cap Value Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,798,476,890)	$3,249,344,367
Affiliated issuers (cost $89,509,703)	89,512,038
Receivable for:
Capital shares sold	4,594,154
Dividends	3,863,987
Foreign tax reclaims	179,054
Prepaid expenses	11,428
Other assets	15,079
Total assets	3,347,520,107
Liabilities
Payable for:
Capital shares redeemed	2,334,269
Management services fees	198,044
Distribution and/or service fees	27,401
Transfer agent fees	343,033
Compensation of chief compliance officer	233
Compensation of board members	3,859
Other expenses	61,607
Deferred compensation of board members	613,387
Total liabilities	3,581,833
Net assets applicable to outstanding capital stock	$3,343,938,274
Represented by
Paid in capital	1,633,424,898
Total distributable earnings (loss)	1,710,513,376
Total - representing net assets applicable to outstanding capital stock	$3,343,938,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
7

Statement of Assets and Liabilities (continued)
August 31, 2026 (Unaudited)
Class A
Net assets	$1,217,262,065
Shares outstanding	67,602,145
Net asset value per share	$18.01
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.11
Class C
Net assets	$8,758,639
Shares outstanding	572,702
Net asset value per share	$15.29
Institutional Class
Net assets	$1,142,002,896
Shares outstanding	63,112,271
Net asset value per share	$18.09
Institutional 2 Class
Net assets	$91,370,422
Shares outstanding	4,785,864
Net asset value per share	$19.09
Institutional 3 Class
Net assets	$686,562,508
Shares outstanding	38,174,847
Net asset value per share	$17.98
Class R
Net assets	$33,668,737
Shares outstanding	1,883,587
Net asset value per share	$17.87
Class S
Net assets	$164,313,007
Shares outstanding	9,078,264
Net asset value per share	$18.10
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Mid Cap Value Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,499,339
Dividends — affiliated issuers	1,306,900
Interfund lending	104
Foreign taxes withheld	(95,780)
Total income	24,710,563
Expenses:
Management services fees	11,229,442
Distribution and/or service fees
Class A	1,463,635
Class C	41,635
Class R	78,757
Transfer agent fees
Class A	700,590
Class C	4,983
Institutional Class	625,118
Institutional 2 Class	25,390
Institutional 3 Class	11,990
Class R	18,854
Class S	95,760
Custodian fees	7,116
Printing and postage fees	63,600
Registration fees	48,477
Accounting services fees	16,880
Legal fees	26,619
Compensation of chief compliance officer	235
Compensation of board members	19,052
Deferred compensation of board members	72,192
Other	28,209
Total expenses	14,578,534
Net investment income	10,132,029
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	291,110,391
Investments — affiliated issuers	(7,838)
Net realized gain	291,102,553
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	41,220,371
Investments — affiliated issuers	(7,756)
Net change in unrealized appreciation (depreciation)	41,212,615
Net realized and unrealized gain	332,315,168
Net increase in net assets resulting from operations	$342,447,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$10,132,029	$20,866,438
Net realized gain	291,102,553	168,683,102
Net change in unrealized appreciation (depreciation)	41,212,615	449,119,045
Net increase in net assets resulting from operations	342,447,197	638,668,585
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,618,460)	(64,705,337)
Class C	(193,982)	(478,261)
Institutional Class	(25,256,996)	(53,619,440)
Institutional 2 Class	(2,323,716)	(4,745,737)
Institutional 3 Class	(15,351,158)	(31,053,032)
Class R	(690,241)	(1,598,810)
Class S	(3,821,247)	(9,247,438)
Total distributions to shareholders	(74,255,800)	(165,448,055)
Increase (decrease) in net assets from capital stock activity	171,550,473	(41,397,673)
Total increase in net assets	439,741,870	431,822,857
Net assets at beginning of period	2,904,196,404	2,472,373,547
Net assets at end of period	$3,343,938,274	$2,904,196,404
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Mid Cap Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,041,534	34,991,712	2,167,333	31,071,732
Distributions reinvested	1,473,302	25,278,310	4,366,940	61,459,995
Shares redeemed	(4,402,764)	(74,884,504)	(10,115,156)	(144,328,377)
Net decrease	(887,928)	(14,614,482)	(3,580,883)	(51,796,650)
Class C
Shares sold	86,327	1,257,994	108,062	1,346,506
Distributions reinvested	12,867	188,891	38,468	464,674
Shares redeemed	(103,661)	(1,489,542)	(176,940)	(2,146,206)
Net decrease	(4,467)	(42,657)	(30,410)	(335,026)
Institutional Class
Shares sold	11,225,878	189,504,852	7,168,565	105,938,362
Distributions reinvested	1,351,357	23,262,668	3,509,628	49,489,919
Shares redeemed	(4,833,331)	(83,471,611)	(17,207,399)	(247,438,571)
Net increase (decrease)	7,743,904	129,295,909	(6,529,206)	(92,010,290)
Institutional 2 Class
Shares sold	1,218,397	22,167,849	1,177,082	18,309,021
Distributions reinvested	114,206	2,071,591	284,607	4,236,700
Shares redeemed	(1,768,443)	(32,764,483)	(1,088,887)	(16,251,528)
Net increase (decrease)	(435,840)	(8,525,043)	372,802	6,294,193
Institutional 3 Class
Shares sold	6,836,812	118,049,602	14,443,541	209,800,995
Distributions reinvested	833,043	14,233,953	2,004,609	28,287,113
Shares redeemed	(3,783,966)	(64,369,652)	(9,167,299)	(132,280,797)
Net increase	3,885,889	67,913,903	7,280,851	105,807,311
Class R
Shares sold	220,802	3,776,355	445,676	6,216,593
Distributions reinvested	40,402	689,949	114,171	1,598,133
Shares redeemed	(195,386)	(3,306,587)	(502,633)	(7,017,572)
Net increase	65,818	1,159,717	57,214	797,154
Class S
Shares sold	232,612	3,898,144	289,355	4,249,723
Distributions reinvested	222,124	3,821,247	651,523	9,207,307
Shares redeemed	(656,907)	(11,356,265)	(1,648,125)	(23,611,395)
Net decrease	(202,171)	(3,636,874)	(707,247)	(10,154,365)
Total net increase (decrease)	10,165,205	171,550,473	(3,136,879)	(41,397,673)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$16.55	0.04	1.82	1.86	(0.05)	(0.35)	(0.40)
Year Ended 2/28/2026	$13.84	0.10	3.56	3.66	(0.09)	(0.86)	(0.95)
Year Ended 2/28/2025	$13.39	0.09	1.30	1.39	(0.11)	(0.83)	(0.94)
Year Ended 2/29/2024	$12.47	0.11	0.97	1.08	(0.10)	(0.06)	(0.16)
Year Ended 2/28/2023	$13.54	0.08	(0.42)	(0.34)	(0.07)	(0.66)	(0.73)
Year Ended 2/28/2022	$12.50	0.05	2.22	2.27	(0.04)	(1.19)	(1.23)
Class C
Six Months Ended 8/31/2026 (Unaudited)	$14.12	(0.02)	1.54	1.52	—	(0.35)	(0.35)
Year Ended 2/28/2026	$11.94	(0.01)	3.05	3.04	(0.00)	(0.86)	(0.86)
Year Ended 2/28/2025	$11.66	(0.01)	1.13	1.12	(0.01)	(0.83)	(0.84)
Year Ended 2/29/2024	$10.88	0.02	0.83	0.85	(0.01)	(0.06)	(0.07)
Year Ended 2/28/2023	$11.92	(0.01)	(0.37)	(0.38)	—	(0.66)	(0.66)
Year Ended 2/28/2022	$11.18	(0.05)	1.98	1.93	—	(1.19)	(1.19)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$16.62	0.06	1.83	1.89	(0.07)	(0.35)	(0.42)
Year Ended 2/28/2026	$13.90	0.13	3.57	3.70	(0.12)	(0.86)	(0.98)
Year Ended 2/28/2025	$13.44	0.13	1.30	1.43	(0.14)	(0.83)	(0.97)
Year Ended 2/29/2024	$12.53	0.14	0.96	1.10	(0.13)	(0.06)	(0.19)
Year Ended 2/28/2023	$13.59	0.11	(0.41)	(0.30)	(0.10)	(0.66)	(0.76)
Year Ended 2/28/2022	$12.55	0.08	2.22	2.30	(0.07)	(1.19)	(1.26)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$17.52	0.07	1.92	1.99	(0.07)	(0.35)	(0.42)
Year Ended 2/28/2026	$14.60	0.15	3.76	3.91	(0.13)	(0.86)	(0.99)
Year Ended 2/28/2025	$14.07	0.14	1.38	1.52	(0.16)	(0.83)	(0.99)
Year Ended 2/29/2024	$13.11	0.16	1.00	1.16	(0.14)	(0.06)	(0.20)
Year Ended 2/28/2023	$14.18	0.13	(0.42)	(0.29)	(0.12)	(0.66)	(0.78)
Year Ended 2/28/2022	$13.05	0.10	2.31	2.41	(0.09)	(1.19)	(1.28)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$16.53	0.07	1.81	1.88	(0.08)	(0.35)	(0.43)
Year Ended 2/28/2026	$13.83	0.15	3.55	3.70	(0.14)	(0.86)	(1.00)
Year Ended 2/28/2025	$13.38	0.14	1.30	1.44	(0.16)	(0.83)	(0.99)
Year Ended 2/29/2024	$12.46	0.16	0.97	1.13	(0.15)	(0.06)	(0.21)
Year Ended 2/28/2023	$13.53	0.13	(0.42)	(0.29)	(0.12)	(0.66)	(0.78)
Year Ended 2/28/2022	$12.50	0.10	2.21	2.31	(0.09)	(1.19)	(1.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Mid Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$18.01	11.35%	1.11%	1.11%	0.48%	15%	$1,217,262
Year Ended 2/28/2026	$16.55	27.76%	1.13%	1.13% (c)	0.68%	15%	$1,133,249
Year Ended 2/28/2025	$13.84	10.27%	1.13%	1.13% (c)	0.64%	10%	$997,414
Year Ended 2/29/2024	$13.39	8.79%	1.15%	1.12% (c)	0.91%	15%	$1,010,326
Year Ended 2/28/2023	$12.47	(1.90% )	1.14%	1.12% (c)	0.67%	30%	$1,038,459
Year Ended 2/28/2022	$13.54	18.15%	1.13%	1.13% (c)	0.35%	37%	$1,142,075
Class C
Six Months Ended 8/31/2026 (Unaudited)	$15.29	10.87%	1.86%	1.86%	(0.27% )	15%	$8,759
Year Ended 2/28/2026	$14.12	26.82%	1.88%	1.88% (c)	(0.07% )	15%	$8,147
Year Ended 2/28/2025	$11.94	9.44%	1.88%	1.87% (c)	(0.11% )	10%	$7,255
Year Ended 2/29/2024	$11.66	7.90%	1.90%	1.87% (c)	0.15%	15%	$8,353
Year Ended 2/28/2023	$10.88	(2.56% )	1.89%	1.87% (c)	(0.07% )	30%	$10,281
Year Ended 2/28/2022	$11.92	17.19%	1.88%	1.88% (c)	(0.39% )	37%	$12,830
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$18.09	11.49%	0.86%	0.86%	0.72%	15%	$1,142,003
Year Ended 2/28/2026	$16.62	28.02%	0.88%	0.88% (c)	0.93%	15%	$920,487
Year Ended 2/28/2025	$13.90	10.58%	0.88%	0.88% (c)	0.89%	10%	$860,455
Year Ended 2/29/2024	$13.44	8.95%	0.90%	0.87% (c)	1.16%	15%	$843,358
Year Ended 2/28/2023	$12.53	(1.56% )	0.89%	0.87% (c)	0.92%	30%	$861,739
Year Ended 2/28/2022	$13.59	18.36%	0.89%	0.88% (c)	0.60%	37%	$861,576
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$19.09	11.51%	0.79%	0.79%	0.81%	15%	$91,370
Year Ended 2/28/2026	$17.52	28.15%	0.81%	0.81%	1.00%	15%	$91,476
Year Ended 2/28/2025	$14.60	10.69%	0.81%	0.80%	0.96%	10%	$70,788
Year Ended 2/29/2024	$14.07	9.04%	0.81%	0.78%	1.23%	15%	$67,666
Year Ended 2/28/2023	$13.11	(1.47% )	0.81%	0.77%	1.02%	30%	$123,621
Year Ended 2/28/2022	$14.18	18.47%	0.80%	0.78%	0.70%	37%	$130,351
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$17.98	11.50%	0.74%	0.74%	0.84%	15%	$686,563
Year Ended 2/28/2026	$16.53	28.19%	0.76%	0.76%	1.04%	15%	$566,647
Year Ended 2/28/2025	$13.83	10.71%	0.75%	0.75%	1.01%	10%	$373,399
Year Ended 2/29/2024	$13.38	9.24%	0.76%	0.73%	1.29%	15%	$361,466
Year Ended 2/28/2023	$12.46	(1.50% )	0.75%	0.73%	1.05%	30%	$411,996
Year Ended 2/28/2022	$13.53	18.53%	0.75%	0.74%	0.73%	37%	$434,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2026 (Unaudited)	$16.43	0.02	1.80	1.82	(0.03)	(0.35)	(0.38)
Year Ended 2/28/2026	$13.75	0.06	3.53	3.59	(0.05)	(0.86)	(0.91)
Year Ended 2/28/2025	$13.30	0.05	1.30	1.35	(0.07)	(0.83)	(0.90)
Year Ended 2/29/2024	$12.40	0.08	0.95	1.03	(0.07)	(0.06)	(0.13)
Year Ended 2/28/2023	$13.46	0.05	(0.41)	(0.36)	(0.04)	(0.66)	(0.70)
Year Ended 2/28/2022	$12.44	0.01	2.21	2.22	(0.01)	(1.19)	(1.20)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$16.63	0.06	1.83	1.89	(0.07)	(0.35)	(0.42)
Year Ended 2/28/2026	$13.90	0.13	3.58	3.71	(0.12)	(0.86)	(0.98)
Year Ended 2/28/2025(d)	$14.77	0.04	(0.21)(e)	(0.17)	(0.03)	(0.67)	(0.70)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Mid Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2026 (Unaudited)	$17.87	11.17%	1.36%	1.36%	0.23%	15%	$33,669
Year Ended 2/28/2026	$16.43	27.40%	1.38%	1.38% (c)	0.42%	15%	$29,864
Year Ended 2/28/2025	$13.75	10.06%	1.38%	1.38% (c)	0.39%	10%	$24,201
Year Ended 2/29/2024	$13.30	8.40%	1.40%	1.37% (c)	0.66%	15%	$22,727
Year Ended 2/28/2023	$12.40	(2.09% )	1.39%	1.37% (c)	0.42%	30%	$25,136
Year Ended 2/28/2022	$13.46	17.79%	1.38%	1.38% (c)	0.10%	37%	$27,787
Class S
Six Months Ended 8/31/2026 (Unaudited)	$18.10	11.49%	0.86%	0.86%	0.72%	15%	$164,313
Year Ended 2/28/2026	$16.63	28.09%	0.88%	0.88% (c)	0.93%	15%	$154,326
Year Ended 2/28/2025 (d)	$13.90	(1.34% )	0.90%	0.90%	0.75%	10%	$138,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
15

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Mid Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.72% of the Fund’s average daily net assets.
18
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Columbia Select Mid Cap Value Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	119,274
Class C	—	1.00 (b)	63

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	1.14	1.16
Class C	1.89	1.91
Institutional Class	0.89	0.91
Institutional 2 Class	0.82	0.84
Institutional 3 Class	0.77	0.79
Class R	1.39	1.41
Class S	0.89	0.91
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
20
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,887,987,000	1,491,729,000	(40,860,000)	1,450,869,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $510,118,479 and $453,161,645, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Select Mid Cap Value Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	300,000	4.18	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
22
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Mid Cap Value Fund  | 2026
23

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
24
Columbia Select Mid Cap Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Select Mid Cap Value Fund  | 2026
25

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26
Columbia Select Mid Cap Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR197_(10/26)

Columbia Small Cap Index Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Index Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	68,491	653,404
Iridium Communications, Inc.	151,590	7,121,698
Lumen Technologies, Inc.(a)	1,359,050	8,494,063
Shenandoah Telecommunications Co.	65,835	814,379
Uniti Group, Inc.(a)	261,107	2,590,181
Total		19,673,725
Entertainment 0.8%
Cinemark Holdings, Inc.	147,484	5,251,905
Madison Square Garden Sports Corp., Class A(a)	25,784	9,919,878
Sphere Entertainment Co.(a)	38,569	5,256,955
Total		20,428,738
Interactive Media & Services 1.2%
Cargurus, Inc.(a)	108,925	3,884,266
Match Group, Inc.	334,451	13,595,433
People, Inc.(a)	89,493	3,425,792
QuinStreet, Inc.(a)	82,363	1,601,137
TripAdvisor, Inc.(a)	166,835	1,588,269
Yelp, Inc.(a)	74,902	1,674,060
Ziff Davis, Inc.(a)	52,813	2,912,637
ZoomInfo Technologies, Inc.(a)	371,851	1,576,648
Total		30,258,242
Media 0.5%
DoubleVerify Holdings, Inc.(a)	182,627	2,447,202
John Wiley & Sons, Inc., Class A	56,143	2,941,332
Scholastic Corp.	23,477	901,517
Versant Media Group, Inc.	202,334	8,319,974
Total		14,610,025
Wireless Telecommunication Services 0.2%
Telephone and Data Systems, Inc.	138,693	4,671,180
Total Communication Services		89,641,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.7%
Automobile Components 1.5%
Adient PLC(a)	112,426	2,132,721
Dana, Inc.	156,037	4,677,989
Dauch Corp.(a)	340,330	2,130,466
Dorman Products, Inc.(a)	38,989	5,023,733
Fox Factory Holding Corp.(a)	60,127	1,228,395
Gentherm, Inc.(a)	43,969	1,727,542
Goodyear Tire & Rubber Co. (The)(a)	412,121	2,583,999
LCI Industries	34,819	3,503,836
Patrick Industries, Inc.	47,161	3,853,997
Phinia, Inc.	53,080	3,632,795
Standard Motor Products, Inc.	30,324	1,143,821
Versigent PLC(a)	101,646	4,818,020
XPEL, Inc.(a)	35,960	1,771,390
Total		38,228,704
Automobiles 0.0%
Winnebago Industries, Inc.	40,527	1,219,457
Broadline Retail 0.5%
Etsy, Inc.(a)	136,059	11,065,678
Kohl’s Corp.	160,945	2,868,040
Total		13,933,718
Distributors 0.7%
LKQ Corp.	365,312	9,169,331
Pool Corp.	45,981	8,576,376
Total		17,745,707
Diversified Consumer Services 1.9%
ADT, Inc.	809,572	5,982,737
Bright Horizons Family Solutions, Inc.(a)	75,426	5,595,101
Covista, Inc.(a)	48,793	6,456,778
frontdoor, Inc.(a)	100,701	8,143,690
Laureate Education, Inc., Class A(a)	182,634	6,854,254
Matthews International Corp., Class A	44,736	929,167
OneSpaWorld Holdings Ltd.	145,549	3,613,981
Perdoceo Education Corp.	84,508	2,809,046
Strategic Education, Inc.	32,071	2,656,761
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stride, Inc.(a)	60,074	5,207,815
Universal Technical Institute, Inc.(a)	72,629	1,534,651
Total		49,783,981
Hotels, Restaurants & Leisure 2.8%
BJ’s Restaurants, Inc.(a)	30,134	1,916,221
Brinker International, Inc.(a)	61,492	14,050,922
Caesars Entertainment, Inc.(a)	292,026	8,673,172
Cheesecake Factory, Inc. (The)	65,538	7,175,756
Cracker Barrel Old Country Store, Inc.	32,046	1,770,221
Life Time Group Holdings, Inc.(a)	220,221	9,253,686
Marriott Vacations Worldwide Corp.	39,392	4,107,010
Monarch Casino & Resort, Inc.	17,306	2,084,508
Papa John’s International, Inc.	47,174	1,107,646
Penn Entertainment, Inc.(a)	182,127	3,043,342
Pursuit Attractions and Hospitality, Inc.(a)	29,767	1,428,816
Red Rock Resorts, Inc., Class A	68,009	3,819,386
Rush Street Interactive, Inc.(a)	149,265	3,845,066
Sabre Corp.(a)	566,788	1,229,930
Shake Shack, Inc., Class A(a)	57,854	3,985,562
Six Flags Entertainment Corp.(a)	146,537	2,205,382
United Parks & Resorts, Inc.(a)	33,791	1,351,978
Wendy’s Co. (The)	226,678	1,881,427
Total		72,930,031
Household Durables 2.3%
Cavco Industries, Inc.(a)	11,127	6,221,440
Century Communities, Inc.	35,886	2,424,099
Champion Homes, Inc.(a)	79,290	7,078,218
Dream Finders Homes, Inc., Class A(a)	39,749	558,473
Green Brick Partners, Inc.(a)	43,303	3,127,343
Installed Building Products, Inc.	32,249	7,831,025
La-Z-Boy, Inc.	58,676	1,856,509
LGI Homes, Inc.(a)	29,312	1,639,713
M/I Homes, Inc.(a)	36,690	5,459,839
Meritage Homes Corp.	95,635	6,639,938
Mohawk Industries, Inc.(a)	73,410	9,414,833
Newell Brands, Inc.	609,209	3,807,556
Somnigroup International, Inc.	1	35
Sonos, Inc.(a)	170,804	2,664,542
Total		58,723,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.4%
Acushnet Holdings Corp.	39,458	3,408,777
Callaway Golf Co.(a)	195,876	3,077,212
Peloton Interactive, Inc., Class A(a)	598,104	3,205,837
Total		9,691,826
Specialty Retail 2.9%
Academy Sports & Outdoors, Inc.	92,490	3,973,370
Advance Auto Parts, Inc.	86,498	3,648,486
American Eagle Outfitters, Inc.	223,381	3,714,826
Asbury Automotive Group, Inc.(a)	26,695	5,643,323
Boot Barn Holdings, Inc.(a)	43,511	6,554,062
Buckle, Inc. (The)	43,734	1,863,068
CarMax, Inc.(a)	203,465	12,478,508
Group 1 Automotive, Inc.	16,875	4,548,488
MarineMax, Inc.(a)	27,793	1,450,239
National Vision Holdings, Inc.(a)	114,869	1,961,963
Sally Beauty Holdings, Inc.(a)	136,793	2,240,669
Signet Jewelers Ltd.	57,448	4,726,821
Sonic Automotive, Inc., Class A	18,804	1,478,935
Upbound Group, Inc.	75,222	1,376,563
Urban Outfitters, Inc.(a)	73,639	5,941,931
Victoria’s Secret & Co.(a)	113,879	9,726,405
Warby Parker, Inc., Class A(a)	144,335	3,550,641
Winmark Corp.	4,258	1,416,722
Total		76,295,020
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	52,834	1,711,293
G-III Apparel Group Ltd.	53,231	1,734,798
Kontoor Brands, Inc.	72,908	5,497,992
Steven Madden Ltd.	104,787	4,524,703
Under Armour, Inc., Class A(a)	270,744	1,364,550
Under Armour, Inc., Class C(a)	171,389	844,948
Wolverine World Wide, Inc.	117,556	2,319,380
Total		17,997,664
Total Consumer Discretionary		356,549,671
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.5%
Beverages 0.2%
National Beverage Corp.	33,562	1,061,566
Vita Coco Co., Inc. (The)(a)	63,053	3,702,157
Total		4,763,723
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The)	48,373	3,137,957
Grocery Outlet Holding Corp.(a)	141,833	1,694,904
PriceSmart, Inc.	36,294	6,170,343
The Chefs’ Warehouse(a)	52,035	5,852,377
United Natural Foods, Inc.(a)	87,104	3,820,381
Total		20,675,962
Food Products 1.8%
Cal-Maine Foods, Inc.	63,852	5,039,200
Campbell’s Co. (The)	282,132	6,680,886
Conagra Brands, Inc.	685,968	10,989,207
Del Monte Corp.	47,068	1,491,114
Flowers Foods, Inc.	303,753	2,101,971
Freshpet, Inc.(a)	70,460	4,922,336
J&J Snack Foods Corp.	21,510	1,896,752
John B. Sanfilippo & Son, Inc.	13,036	960,623
Lamb Weston Holdings, Inc.	197,965	10,795,031
Simply Good Foods Co. (The)(a)	119,361	1,366,683
Tootsie Roll Industries, Inc.	29,026	1,186,002
Total		47,429,805
Household Products 0.4%
Central Garden & Pet Co.(a)	11,622	499,514
Central Garden & Pet Co., Class A(a)	73,578	2,737,837
Energizer Holdings, Inc.	87,375	1,903,027
Reynolds Consumer Products, Inc.	78,570	1,818,896
WD-40 Co.	19,291	4,131,168
Total		11,090,442
Personal Care Products 0.2%
Coty, Inc., Class A(a)	530,202	1,511,076
Edgewell Personal Care Co.	66,070	1,897,530
Interparfums, Inc.	26,173	3,073,495
Total		6,482,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.1%
Universal Corp.	35,734	1,625,897
Total Consumer Staples		92,067,930
Energy 6.1%
Energy Equipment & Services 2.8%
Archrock, Inc.	251,285	7,920,503
Atlas Energy Solutions, Inc.(a)	111,034	1,454,545
Bristow Group, Inc.	36,930	1,676,253
Cactus, Inc., Class A	99,529	6,998,879
Helix Energy Solutions Group, Inc.(a)	196,405	2,022,972
Helmerich & Payne, Inc.	143,278	6,244,055
Innovex International, Inc.(a)	55,208	1,693,229
Kodiak Gas Services, Inc.	140,354	8,248,605
Liberty Energy, Inc., Class A	233,978	4,611,706
Noble Corp PLC	180,714	8,282,123
Oceaneering International, Inc.(a)	143,011	7,402,249
Patterson-UTI Energy, Inc.	495,299	6,260,579
RPC, Inc.	128,067	836,278
Solaris Energy Infrastructure, Inc., Class A	78,711	3,996,158
Tidewater, Inc.(a)	66,312	6,174,973
Total		73,823,107
Oil, Gas & Consumable Fuels 3.3%
California Resources Corp.	112,034	5,941,163
Centrus Energy Corp., Class A(a)	27,176	4,657,966
Comstock Resources, Inc.(a)	113,695	1,640,619
Core Natural Resources, Inc.	72,273	7,393,528
Crescent Energy Co., Class A	350,394	4,796,894
CVR Energy, Inc.	43,241	1,810,068
Dorian LPG Ltd.	52,705	2,637,358
Gulfport Energy Corp.(a)	20,870	3,745,122
International Seaways, Inc.	58,203	5,741,144
Kinetik Holdings, Inc.	74,925	4,108,138
Magnolia Oil & Gas Corp., Class A	329,797	8,855,050
Northern Oil & Gas, Inc.	149,903	3,898,977
Par Pacific Holdings, Inc.(a)	71,895	5,745,848
Peabody Energy Corp.	174,633	5,184,854
REX American Resources Corp.(a)	40,614	1,668,423
SM Energy Co.	326,558	12,141,426
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Talos Energy, Inc.(a)	177,107	3,056,867
World Kinect Corp.	73,631	2,632,308
Total		85,655,753
Total Energy		159,478,860
Financials 18.8%
Banks 8.7%
Ameris Bancorp	90,388	7,615,189
Atlantic Union Bankshares Corp.	205,195	8,275,514
Axos Financial, Inc.(a)	81,560	7,894,192
Banc of California, Inc.	196,162	3,652,537
BancFirst Corp.	29,856	3,260,872
Bancorp, Inc. (The)(a)	59,694	3,880,110
Bank of Hawaii Corp.	56,807	4,313,356
BankUnited, Inc.	104,209	4,751,930
Banner Corp.	48,702	3,415,958
Beacon Financial Corp.	120,173	3,731,372
Capitol Federal Financial, Inc.	167,218	1,439,747
Cathay General Bancorp	96,113	5,883,077
Central Pacific Financial Corp.	37,423	1,392,884
City Holding Co.	20,232	2,892,164
Community Financial System, Inc.	75,352	4,728,338
Customers Bancorp, Inc.(a)	45,102	3,526,074
CVB Financial Corp.	240,346	5,328,471
Dime Commercial Bancshares, Inc.	58,821	2,376,368
Eagle Bancorp, Inc.	39,789	1,085,842
Eastern Bankshares, Inc.	304,893	6,695,450
FB Financial Corp.	57,620	3,282,035
First BanCorp	220,254	6,140,682
First BanCorp	59,322	3,762,795
First Commonwealth Financial Corp.	145,229	3,006,240
First Financial Bancorp	148,940	4,859,912
First Hawaiian, Inc.	174,417	4,466,819
First Interstate BancSystem, Inc.	121,174	4,460,415
Fulton Financial Corp.	271,302	6,364,745
Hanmi Financial Corp.	42,349	1,312,819
Heritage Financial Corp.	59,099	1,688,458
Hilltop Holdings, Inc.	58,743	2,235,171
Hope Bancorp, Inc.	183,292	2,527,597
Independent Bank Corp.	69,290	5,624,962
Common Stocks (continued)
Issuer	Shares	Value ($)
Lakeland Financial Corp.	35,721	2,110,754
National Bank Holdings Corp., Class A	64,220	2,651,644
NBT Bancorp, Inc.	74,570	3,834,389
Nicolet Bankshares, Inc.	28,033	4,747,108
Northwest Bancshares, Inc.	209,782	3,207,567
OFG Bancorp	60,588	3,153,605
Park National Corp.	23,091	4,509,441
Pathward Financial, Inc.	30,267	2,465,550
Preferred Bank	15,790	1,617,370
Provident Financial Services, Inc.	186,840	4,372,056
Renasant Corp.	132,297	5,412,270
S&T Bancorp, Inc.	51,583	2,552,327
Seacoast Banking Corp. of Florida	137,959	4,684,398
ServisFirst Bancshares, Inc.	144,208	6,206,712
Simmons First National Corp., Class A	207,988	4,696,369
Southside Bancshares, Inc.	40,098	1,265,493
Tompkins Financial Corp.	18,147	1,762,437
Triumph Financial, Inc.(a)	32,426	2,310,353
TrustCo Bank Corp.	25,055	1,421,120
Trustmark Corp.	84,027	3,858,520
United Community Banks, Inc.	171,604	5,978,683
WaFd, Inc.	105,938	3,788,343
WesBanco, Inc.	137,901	5,517,419
Westamerica BanCorp	33,676	1,954,892
WSFS Financial Corp.	74,619	5,779,242
Total		225,730,157
Capital Markets 3.6%
Acadian Asset Management, Inc.	37,802	3,560,948
Artisan Partners Asset Management, Inc., Class A	101,788	4,333,115
BGC Group, Inc., Class A	529,927	6,364,423
Cohen & Steers, Inc.	39,800	3,210,666
Donnelley Financial Solutions, Inc.(a)	35,818	1,730,009
Lazard, Inc.	160,133	6,922,550
MarketAxess Holdings, Inc.	50,955	8,286,812
Moelis & Co., ADR, Class A	106,635	7,258,644
Piper Sandler Cos.	96,890	7,272,563
PJT Partners, Inc.	37,027	6,679,301
StepStone Group, Inc., Class A	105,715	5,524,666
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
StoneX Group, Inc.(a)	151,693	10,387,937
Victory Capital Holdings, Inc., Class A	66,345	7,829,374
Virtu Financial, Inc. Class A	117,286	7,698,653
Virtus Investment Partners, Inc.	9,006	1,490,493
WisdomTree, Inc.	180,410	4,340,665
Total		92,890,819
Consumer Finance 1.3%
Bread Financial Holdings, Inc.	57,934	6,052,365
Credit Acceptance Corp.(a)	8,398	5,036,617
Dave, Inc.(a)	14,874	5,347,500
Encore Capital Group, Inc.(a)	30,740	2,982,087
Enova International, Inc.(a)	35,680	8,089,370
Ezcorp, Inc., Class A(a)	83,970	2,713,910
Navient Corp.	92,983	884,268
PROG Holdings, Inc.	57,445	2,190,378
World Acceptance Corp.(a)	3,871	711,529
Total		34,008,024
Financial Services 2.3%
Enact Holdings, Inc.	40,031	1,929,494
EVERTEC, Inc.	88,349	2,617,781
HA Sustainable Infrastructure Capital, Inc.	183,237	7,247,023
Jackson Financial, Inc., Class A	99,995	13,342,333
Merchants Bancorp	42,151	2,218,829
NCR Atleos Corp.(a)	105,784	4,857,601
NMI Holdings, Inc., Class A(a)	108,926	4,830,868
Payoneer Global, Inc.(a)	388,797	2,764,347
Radian Group, Inc.	190,656	6,836,924
Remitly Global, Inc.(a)	247,555	6,619,621
Sezzle, Inc.(a)	24,107	2,906,099
Walker & Dunlop, Inc.	49,223	1,995,008
Western Union Co. (The)	447,960	3,207,393
Total		61,373,321
Insurance 2.1%
AMERISAFE, Inc.	26,799	697,846
Assured Guaranty Ltd.	59,650	4,455,855
Employers Holdings, Inc.	26,156	1,283,998
F&G Annuities & Life, Inc.	53,187	1,265,851
Genworth Financial, Inc., Class A(a)	549,147	5,458,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Goosehead Insurance, Inc., Class A(a)	33,939	2,329,912
HCI Group, Inc.	15,133	2,810,652
Horace Mann Educators Corp.	57,897	2,946,378
Kemper Corp.	84,412	2,378,730
Lincoln National Corp.	243,998	10,391,875
Mercury General Corp.	38,119	3,886,613
Palomar Holdings, Inc.	38,001	5,037,793
Safety Insurance Group, Inc.	21,052	2,183,935
SiriusPoint Ltd.(a)	149,990	3,628,258
Stewart Information Services Corp.	43,626	2,994,925
Trupanion, Inc.(a)	48,782	1,421,995
United Fire Group, Inc.	31,635	1,704,178
Total		54,877,315
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Arbor Realty Trust, Inc.	275,801	1,381,763
ARMOUR Residential REIT, Inc.	177,853	2,884,776
Blackstone Mortgage Trust, Inc.	224,053	3,114,337
Ellington Financial, Inc.	179,786	2,405,537
Franklin BSP Realty Trust, Inc.	110,347	923,604
New Residential Investment Corp.	800,484	8,028,854
New York Mortgage Trust, Inc.	119,821	1,167,056
PennyMac Mortgage Investment Trust	125,028	1,165,261
Total		21,071,188
Total Financials		489,950,824
Health Care 10.8%
Biotechnology 2.7%
ACADIA Pharmaceuticals, Inc.(a)	181,680	5,252,369
ADMA Biologics, Inc.(a)	332,309	3,120,382
Alkermes PLC(a)	238,975	11,229,435
Arcus Biosciences, Inc.(a)	124,427	3,643,223
Protagonist Therapeutics, Inc.(a)	86,675	12,806,231
PTC Therapeutics, Inc.(a)	118,930	8,270,392
Sarepta Therapeutics, Inc.(a)	151,372	3,183,353
TG Therapeutics, Inc.(a)	188,974	10,261,288
Veracyte, Inc.(a)	114,405	4,941,152
Vericel Corp.(a)	73,220	2,921,478
Vir Biotechnology, Inc.(a)	174,102	1,904,676
Xencor, Inc.(a)	106,303	2,898,351
Total		70,432,330
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.9%
Artivion, Inc.(a)	61,248	1,653,083
CONMED Corp.	43,169	2,151,975
Enovis Corp.(a)	82,532	2,029,462
Glaukos Corp.(a)	84,211	15,120,927
ICU Medical, Inc.(a)	35,836	6,197,836
Inspire Medical Systems, Inc.(a)	37,593	2,367,983
Integer Holdings Corp.(a)	48,684	6,097,671
Integra LifeSciences Holdings Corp.(a)	95,927	1,623,085
LeMaitre Vascular, Inc.	30,142	2,419,800
Merit Medical Systems, Inc.(a)	85,532	7,754,331
Neogen Corp.(a)	312,093	3,607,795
Omnicell, Inc.(a)	65,206	2,292,643
QuidelOrtho Corp.(a)	97,770	1,410,821
STAAR Surgical Co.(a)	71,385	1,612,587
Tandem Diabetes Care, Inc.(a)	98,255	2,162,593
Teleflex, Inc.	63,473	9,016,340
TransMedics Group, Inc.(a)	49,553	4,205,563
UFP Technologies, Inc.(a)	11,093	3,305,159
Total		75,029,654
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.(a)	131,859	3,634,034
AdaptHealth Corp.(a)	154,598	864,203
Addus HomeCare Corp.(a)	26,215	3,006,074
Alignment Healthcare, Inc.(a)	237,127	3,177,502
AMN Healthcare Services, Inc.(a)	55,610	1,906,311
Astrana Health, Inc.(a)	60,863	2,319,489
Concentra Group Holdings Parent, Inc.	170,625	5,756,887
Corvel Corp.(a)	44,738	3,081,553
LifeStance Health Group, Inc.(a)	328,477	4,059,976
National HealthCare Corp.	17,916	3,879,351
NeoGenomics, Inc.(a)	186,694	3,343,690
Pediatrix Medical Group, Inc.(a)	114,971	3,015,689
Privia Health Group, Inc.(a)	169,832	3,479,858
Progyny, Inc.(a)	104,448	2,672,824
RadNet, Inc.(a)	101,469	7,693,380
U.S. Physical Therapy, Inc.	21,821	1,696,365
Total		53,587,186
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.3%
Certara, Inc.(a)	167,283	1,386,776
HealthStream, Inc.	33,510	973,465
Schrodinger, Inc.(a)	81,774	1,594,593
Waystar Holding Corp.(a)	165,009	4,319,936
Total		8,274,770
Life Sciences Tools & Services 0.2%
Azenta, Inc.(a)	58,817	1,920,375
BioLife Solutions, Inc.(a)	56,740	2,103,352
Fortrea Holdings, Inc.(a)	135,635	2,491,615
Total		6,515,342
Pharmaceuticals 2.6%
Amneal Pharmaceuticals, Inc.(a)	246,999	4,315,073
Amphastar Pharmaceuticals, Inc.(a)	48,679	1,096,738
ANI Pharmaceuticals, Inc.(a)	26,147	1,915,268
Collegium Pharmaceutical, Inc.(a)	46,503	1,144,439
Corcept Therapeutics, Inc.(a)	136,987	15,527,477
Harmony Biosciences Holdings, Inc.(a)	57,274	2,255,450
Indivior Pharmaceuticals, Inc.(a)	174,808	6,106,043
Innoviva, Inc.(a)	100,534	2,088,091
Ligand Pharmaceuticals, Inc.(a)	28,734	8,163,329
Liquidia Corp.(a)	100,727	6,866,560
Organon & Co.	376,509	5,180,764
Pacira Pharmaceuticals, Inc.(a)	56,416	1,461,174
Perrigo Co. PLC	198,388	2,904,400
Phibro Animal Health Corp., Class A	30,208	1,140,050
Prestige Consumer Healthcare, Inc.(a)	67,921	3,516,949
Supernus Pharmaceuticals, Inc.(a)	83,216	3,678,979
Total		67,360,784
Total Health Care		281,200,066
Industrials 17.2%
Aerospace & Defense 1.2%
AAR Corp.(a)	56,245	7,271,916
Karman Holdings, Inc.(a)	131,108	5,434,426
Mercury Systems, Inc.(a)	75,757	6,615,859
National Presto Industries, Inc.	7,601	1,153,148
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
V2X, Inc.(a)	29,179	2,251,452
VSE Corp.	40,227	8,394,570
Total		31,121,371
Air Freight & Logistics 0.1%
HUB Group, Inc., Class A	86,856	3,462,949
Building Products 2.1%
Apogee Enterprises, Inc.	30,426	1,188,440
Armstrong World Industries, Inc.	61,192	10,560,515
AZZ, Inc.	42,841	5,876,072
CSW Industrials, Inc.	23,614	7,295,545
Gibraltar Industries, Inc.(a)	42,528	1,913,335
Griffon Corp.	55,241	5,379,921
Hayward Holdings, Inc.(a)	286,189	4,020,955
MasterBrand, Inc.(a)	291,085	2,401,453
Quanex Building Products Corp.	65,214	1,253,413
Resideo Technologies, Inc.(a)	199,741	3,866,986
Zurn Elkay Water Solutions Corp.	212,938	10,178,436
Total		53,935,071
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	83,923	3,913,330
Brady Corp., Class A	62,641	5,678,407
Casella Waste Systems, Inc., Class A(a)	89,786	8,282,759
CoreCivic, Inc.(a)	141,783	4,710,031
Deluxe Corp.	65,644	1,516,376
GEO Group, Inc. (The)(a)	188,050	5,981,871
Healthcare Services Group, Inc.(a)	98,421	2,164,278
HNI Corp.	100,125	4,849,054
Interface, Inc.	83,239	3,156,423
Liquidity Services, Inc.(a)	33,977	1,416,161
MillerKnoll, Inc.	98,034	2,214,588
OPENLANE, Inc.(a)	162,329	5,778,912
Pitney Bowes, Inc.	178,656	3,060,377
Unifirst Corp.	20,837	5,763,514
Vestis Corp.(a)	160,997	2,014,072
Total		60,500,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.5%
Arcosa, Inc.	70,392	10,227,958
Argan, Inc.	20,015	8,506,175
Construction Partners, Inc., Class A(a)	68,801	7,306,666
Everus Construction Group, Inc.(a)	73,182	8,425,444
Granite Construction, Inc.	62,723	7,561,885
MYR Group, Inc.(a)	22,325	6,505,951
Primoris Services Corp.	77,789	5,609,365
Tutor Perini Corp.	63,368	5,609,335
WillScot Holdings Corp.	259,505	5,371,753
Total		65,124,532
Electrical Equipment 0.4%
Powell Industries, Inc.	40,743	7,322,739
Sunrun, Inc.(a)	342,024	2,931,146
Total		10,253,885
Ground Transportation 1.0%
ArcBest Corp.	31,921	4,404,140
Heartland Express, Inc.	65,551	810,210
Lyft, Inc., Class A(a)	544,378	9,199,988
Marten Transport Ltd.	83,056	1,197,668
RXO, Inc.(a)	236,457	5,024,711
Schneider National, Inc., Class B	71,303	2,460,667
Werner Enterprises, Inc.	85,954	3,367,678
Total		26,465,062
Machinery 4.0%
Alamo Group, Inc.	15,527	2,555,434
Albany International Corp., Class A	40,719	2,257,054
Astec Industries, Inc.	32,967	1,402,746
Atmus Filtration Technologies, Inc.	117,099	5,530,586
Enerpac Tool Group Corp.	73,901	2,757,985
EnPro, Inc.	30,291	8,972,800
ESCO Technologies, Inc.	37,145	10,141,700
Federal Signal Corp.	87,463	10,233,171
Franklin Electric Co., Inc.	54,478	5,452,703
Gates Industrial Corp., Ltd.(a)	364,000	9,311,120
Greenbrier Companies, Inc. (The)	44,359	1,999,260
JBT Marel Corp.	74,654	8,724,813
Kadant, Inc.	16,930	5,064,440
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kennametal, Inc.	109,268	3,205,923
Lindsay Corp.	14,905	1,712,734
Midera Food Processing, Inc.(a)	59,640	2,795,923
Mueller Water Products, Inc., Class A	224,343	5,415,640
Proto Labs, Inc.(a)	34,115	2,731,247
Standex International Corp.	17,370	5,031,394
Tennant Co.	24,430	1,700,328
Trinity Industries, Inc.	113,993	3,285,278
Worthington Enterprises, Inc.	44,489	2,555,448
Total		102,837,727
Marine Transportation 0.4%
Matson, Inc.	43,390	9,754,506
Passenger Airlines 0.4%
Allegiant Travel Co.(a)	32,161	2,445,844
JetBlue Airways Corp.(a)	426,712	1,962,875
SkyWest, Inc.(a)	56,864	5,382,747
Total		9,791,466
Professional Services 2.1%
Amentum Holdings, Inc.(a)	220,684	4,411,473
Concentrix Corp.	62,102	1,869,270
First Advantage Corp.(a)	130,351	2,739,978
Insperity, Inc.	51,989	2,773,613
Korn/Ferry International	74,394	6,364,407
Legalzoom.com, Inc.(a)	159,967	996,594
ManpowerGroup, Inc.	66,680	4,197,506
Mobility Global, Inc.	434,719	8,824,796
Paycom Software, Inc.	59,499	14,226,211
Robert Half, Inc.	144,147	6,535,625
Upwork, Inc.(a)	177,096	1,599,177
Verra Mobility Corp.(a)	217,800	964,854
Total		55,503,504
Trading Companies & Distributors 0.7%
Boise Cascade Co.	50,454	3,935,917
DNOW, Inc.(a)	261,729	4,195,516
DXP Enterprises, Inc.(a)	18,007	3,380,454
Rush Enterprises, Inc., Class A	87,456	6,719,244
Total		18,231,131
Total Industrials		446,981,357
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.3%
Communications Equipment 1.2%
Calix, Inc.(a)	83,218	3,172,270
Digi International, Inc.(a)	54,057	4,051,032
Extreme Networks, Inc.(a)	187,506	4,217,010
Harmonic, Inc.(a)	155,558	1,863,585
Netscout Systems, Inc.(a)	97,382	3,781,343
Viasat, Inc.(a)	194,750	13,100,832
Total		30,186,072
Electronic Equipment, Instruments & Components 3.0%
ADI Global Distribution, Inc.(a)	99,871	2,184,179
Arlo Technologies, Inc.(a)	155,722	2,047,744
Badger Meter, Inc.	41,846	5,668,878
Benchmark Electronics, Inc.	51,439	3,615,133
CTS Corp.	40,996	2,315,044
ePlus, Inc.	37,487	3,297,731
Insight Enterprises, Inc.(a)	43,306	6,799,908
Itron, Inc.(a)	63,572	6,167,120
Knowles Corp.(a)	122,675	4,193,031
Mirion Technologies, Inc.(a)	350,780	5,286,255
Napco Security Technologies, Inc.	51,224	1,856,358
OSI Systems, Inc.(a)	22,215	4,618,721
PC Connection, Inc.	16,276	1,299,964
Plexus Corp.(a)	38,362	9,186,548
Ralliant Corp.	160,486	9,906,801
Rogers Corp.(a)	23,800	2,988,566
ScanSource, Inc.(a)	26,810	1,530,583
Vishay Intertechnology, Inc.	199,307	6,064,912
Total		79,027,476
IT Services 0.5%
DXC Technology Co.(a)	234,393	2,648,641
EPAM Systems, Inc.(a)	74,906	8,826,174
Everforth, Inc.(a)	58,785	1,905,810
Total		13,380,625
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Inc., Class A(a)	81,818	5,957,987
Alpha & Omega Semiconductor Ltd.(a)	35,618	878,340
Axcelis Technologies, Inc.(a)	44,065	5,082,016
Cohu, Inc.(a)	67,638	3,118,112
Diodes, Inc.(a)	65,875	5,981,450
Enphase Energy, Inc.(a)	188,968	6,882,215
Formfactor, Inc.(a)	111,770	11,245,180
Ichor Holdings Ltd.(a)	49,823	2,669,018
Impinj, Inc.(a)	38,867	6,775,295
Kulicke & Soffa Industries, Inc.	75,033	6,007,142
MaxLinear, Inc.(a)	120,685	7,230,238
PDF Solutions, Inc.(a)	54,026	2,403,076
Penguin Solutions, Inc.(a)	66,212	3,249,685
Photronics, Inc.(a)	84,544	2,379,068
Power Integrations, Inc.	79,890	4,104,748
Qorvo, Inc.(a)	114,835	11,033,347
SolarEdge Technologies, Inc.(a)	87,199	2,807,808
Ultra Clean Holdings, Inc.(a)	64,273	4,359,638
Veeco Instruments, Inc.(a)	87,507	3,876,560
Total		96,040,923
Software 3.7%
A10 Networks, Inc.	103,229	2,620,984
ACI Worldwide, Inc.(a)	145,760	7,766,093
Adeia, Inc.	158,136	3,989,771
Agilysys, Inc.(a)	36,575	4,257,696
Alarm.com Holdings, Inc.(a)	70,916	4,081,925
Blackbaud, Inc.(a)	50,617	2,432,653
Blackline, Inc.(a)	70,649	2,346,960
Box, Inc., Class A(a)	198,505	7,102,509
CleanSpark, Inc.(a)	367,918	4,275,207
Clear Secure, Inc., Class A	131,272	5,795,659
Five9, Inc.(a)	109,775	3,793,824
Life360, Inc.(a)	116,181	4,979,518
LiveRamp Holdings, Inc.(a)	90,507	3,413,924
MARA Holdings, Inc.(a)	546,655	5,887,474
N-Able, Inc.(a)	108,036	429,983
NCR Voyix Corp.(a)	197,583	1,655,746
Progress Software Corp.(a)	60,326	2,791,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Q2 Holdings, Inc.(a)	89,754	5,837,600
RingCentral, Inc., Class A	106,212	7,394,480
Sprinklr, Inc., Class A(a)	161,882	1,329,051
SPS Commerce, Inc.(a)	52,638	4,495,285
Tenable Holdings, Inc.(a)	157,856	6,022,206
Teradata Corp.(a)	134,918	3,912,622
Total		96,612,454
Technology Hardware, Storage & Peripherals 0.2%
Corsair Gaming, Inc.(a)	67,427	819,238
Diebold Nixdorf, Inc.(a)	49,649	3,368,188
Total		4,187,426
Total Information Technology		319,434,976
Materials 4.3%
Chemicals 2.9%
Balchem Corp.	46,067	8,102,725
Celanese Corp., Class A	157,231	7,150,866
Chemours Co. (The)	215,607	3,354,845
Eastman Chemical Co.	163,952	11,876,683
Element Solutions, Inc.	328,320	11,668,493
FMC Corp.	179,286	2,067,168
Hawkins, Inc.	29,920	3,598,478
HB Fuller Co.	78,122	4,292,804
Ingevity Corp.(a)	49,855	3,454,453
Innospec, Inc.	35,315	3,314,666
Koppers Holdings, Inc.	27,574	1,264,819
Minerals Technologies, Inc.	44,460	3,153,103
Quaker Chemical Corp.	19,671	3,261,452
Sensient Technologies Corp.	61,034	8,235,928
Stepan Co.	30,937	1,936,965
Total		76,733,448
Construction Materials 0.1%
United States Lime & Minerals, Inc.	15,181	1,793,332
Containers & Packaging 0.1%
O-I Glass, Inc.(a)	219,797	1,597,924
Metals & Mining 1.1%
Alpha Metallurgical Resources, Inc.(a)	15,314	3,609,510
Century Aluminum Co.(a)	80,886	3,702,152
Kaiser Aluminum Corp.	23,213	3,685,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materion Corp.	29,824	7,040,850
Metallus, Inc.(a)	51,329	1,001,942
Warrior Met Coal, Inc.	75,706	8,194,418
Worthington Steel, Inc.	46,620	1,606,059
Total		28,840,691
Paper & Forest Products 0.1%
Sylvamo Corp.	47,857	1,719,023
Total Materials		110,684,418
Real Estate 6.4%
Diversified REITs 0.7%
American Assets Trust, Inc.	67,881	1,524,608
Broadstone Net Lease, Inc.	274,950	5,735,457
Essential Properties Realty Trust, Inc.	310,047	9,301,410
Global Net Lease, Inc.	299,568	2,750,034
Total		19,311,509
Health Care REITs 0.4%
LTC Properties, Inc.	73,382	2,958,762
Medical Properties Trust, Inc.	703,181	2,791,629
National Health Investors, Inc.	69,496	4,941,860
Total		10,692,251
Hotel & Resort REITs 1.1%
Apple Hospitality REIT, Inc.	314,774	5,020,645
DiamondRock Hospitality Co.	293,193	3,609,206
Pebblebrook Hotel Trust	162,545	2,945,315
Ryman Hospitality Properties, Inc.	97,796	12,396,621
Sunstone Hotel Investors, Inc.	267,098	2,983,485
Xenia Hotels & Resorts, Inc.	132,260	2,479,875
Total		29,435,147
Industrial REITs 0.7%
Innovative Industrial Properties, Inc.	41,255	2,348,235
LXP Industrial Trust	84,525	5,131,513
Terreno Realty Corp.	152,420	10,091,728
Total		17,571,476
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.6%
Douglas Emmett, Inc.	240,135	2,775,961
Easterly Government Properties, Inc.	63,167	1,549,487
Highwoods Properties, Inc.	158,106	4,838,044
JBG SMITH Properties	83,526	1,006,488
SL Green Realty Corp.	101,975	5,708,560
Total		15,878,540
Real Estate Management & Development 0.4%
AGNT, Inc.	134,294	553,291
Cushman & Wakefield Ltd.(a)	335,934	4,531,750
Marcus & Millichap, Inc.	33,609	1,064,061
St. Joe Co. (The)	56,796	3,754,215
Total		9,903,317
Residential REITs 0.1%
Centerspace	24,092	1,264,589
NexPoint Residential Trust, Inc.	31,431	745,229
Total		2,009,818
Retail REITs 1.7%
Acadia Realty Trust	191,433	3,918,634
Curbline Properties Corp.	139,213	4,152,724
Getty Realty Corp.	79,760	2,585,819
InvenTrust Properties Corp.	111,742	3,610,384
Macerich Co. (The)	406,418	9,599,593
NetSTREIT Corp.	139,450	2,839,202
Phillips Edison & Co., Inc.	180,655	6,982,316
Saul Centers, Inc.	17,941	585,056
Tanger, Inc.	164,706	6,211,063
Urban Edge Properties	180,684	3,823,273
Total		44,308,064
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	157,355	3,914,993
Millrose Properties, Inc.	221,127	6,726,683
Outfront Media, Inc.	219,619	6,452,406
Safehold, Inc.	65,710	994,849
Total		18,088,931
Total Real Estate		167,199,053
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 0.5%
Hawaiian Electric Industries, Inc.(a)	247,520	2,777,174
MGE Energy, Inc.	54,120	4,204,583
Otter Tail Corp.	60,195	5,445,842
Total		12,427,599
Gas Utilities 0.5%
Chesapeake Utilities Corp.	34,418	4,596,180
MDU Resources Group, Inc.	299,666	5,969,347
Northwest Natural Holding Co.	60,334	2,960,589
Total		13,526,116
Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy, Inc., Class C	173,727	5,515,832
Multi-Utilities 0.2%
Avista Corp.	118,484	4,402,866
Unitil Corp.	25,795	1,381,064
Total		5,783,930
Water Utilities 0.6%
American States Water Co.	56,195	5,017,651
California Water Service Group	85,815	4,288,176
H2O America	56,390	3,573,434
Middlesex Water Co.	26,703	1,548,774
Total		14,428,035
Total Utilities		51,681,512
Total Common Stocks (Cost $1,682,899,138)		2,564,870,577

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
U.S. Small Cap 0.7%
iShares Core S&P Small-Cap ETF	132,533	19,153,669
Total Exchange-Traded Equity Funds (Cost $12,206,753)		19,153,669

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(e),(f)	21,511,664	21,500,909
Total Money Market Funds (Cost $21,497,615)		21,500,909
Total Investments in Securities (Cost: $1,716,603,506)		2,605,525,155
Other Assets & Liabilities, Net		(551,334)
Net Assets		2,604,973,821
At August 31, 2026, securities and/or cash totaling $2,027,950 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	172	09/2026	USD	25,444,820	—	(37,764)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
13

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	23,662,566	270,140,093	(272,302,566)	816	21,500,909	(9,525)	532,429	21,511,664
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	89,641,910	—	—	89,641,910
Consumer Discretionary	356,549,671	—	—	356,549,671
Consumer Staples	92,067,930	—	—	92,067,930
Energy	159,478,860	—	—	159,478,860
Financials	489,950,824	—	—	489,950,824
Health Care	281,200,066	—	—	281,200,066
Industrials	446,981,357	—	—	446,981,357
Information Technology	319,434,976	—	—	319,434,976
Materials	110,684,418	—	—	110,684,418
Real Estate	167,199,053	—	—	167,199,053
Utilities	51,681,512	—	—	51,681,512
Total Common Stocks	2,564,870,577	—	—	2,564,870,577
Exchange-Traded Equity Funds	19,153,669	—	—	19,153,669
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	21,500,909	—	—	21,500,909
Total Investments in Securities	2,605,525,155	—	0 *	2,605,525,155
Investments in Derivatives
Liability
Futures Contracts	(37,764)	—	—	(37,764)
Total	2,605,487,391	—	0 *	2,605,487,391

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
15

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,695,105,891)	$2,584,024,246
Affiliated issuers (cost $21,497,615)	21,500,909
Margin deposits on:
Futures contracts	2,027,950
Receivable for:
Capital shares sold	1,036,370
Dividends	2,188,731
Foreign tax reclaims	14,383
Expense reimbursement due from Investment Manager	267
Total assets	2,610,792,856
Liabilities
Payable for:
Capital shares redeemed	5,149,753
Variation margin for futures contracts	171,405
Management services fees	43,194
Distribution and/or service fees	14,088
Compensation of board members	3,905
Deferred compensation of board members	436,690
Total liabilities	5,819,035
Net assets applicable to outstanding capital stock	$2,604,973,821
Represented by
Paid in capital	1,526,469,178
Total distributable earnings (loss)	1,078,504,643
Total - representing net assets applicable to outstanding capital stock	$2,604,973,821
Class A
Net assets	$680,190,604
Shares outstanding	28,343,111
Net asset value per share	$24.00
Institutional Class
Net assets	$1,110,716,538
Shares outstanding	45,515,427
Net asset value per share	$24.40
Institutional 2 Class
Net assets	$557,865,275
Shares outstanding	21,861,692
Net asset value per share	$25.52
Institutional 3 Class
Net assets	$256,201,404
Shares outstanding	11,053,471
Net asset value per share	$23.18
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Small Cap Index Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$21,000,838
Dividends — affiliated issuers	532,429
Foreign taxes withheld	(20,293)
Total income	21,512,974
Expenses:
Management services fees	2,608,586
Distribution and/or service fees
Class A	861,781
Interest on collateral	225
Compensation of board members	17,095
Deferred compensation of board members	47,838
Total expenses	3,535,525
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(64,933)
Total net expenses	3,470,592
Net investment income	18,042,382
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	189,193,308
Investments — affiliated issuers	(9,525)
Futures contracts	3,256,954
Net realized gain	192,440,737
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	75,318,375
Investments — affiliated issuers	816
Futures contracts	(779,552)
Net change in unrealized appreciation (depreciation)	74,539,639
Net realized and unrealized gain	266,980,376
Net increase in net assets resulting from operations	$285,022,758
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
17

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$18,042,382	$30,808,633
Net realized gain	192,440,737	350,736,769
Net change in unrealized appreciation (depreciation)	74,539,639	29,723,994
Net increase in net assets resulting from operations	285,022,758	411,269,396
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,184,675)	(76,203,165)
Institutional Class	(70,420,045)	(118,598,367)
Institutional 2 Class	(35,451,584)	(63,359,440)
Institutional 3 Class	(18,007,670)	(32,065,383)
Total distributions to shareholders	(169,063,974)	(290,226,355)
Decrease in net assets from capital stock activity	(58,092,502)	(319,034,419)
Total increase (decrease) in net assets	57,866,282	(197,991,378)
Net assets at beginning of period	2,547,107,539	2,745,098,917
Net assets at end of period	$2,604,973,821	$2,547,107,539

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,909,957	45,585,708	3,441,134	73,493,780
Distributions reinvested	1,649,768	39,297,472	3,056,047	64,871,532
Shares redeemed	(4,588,000)	(108,960,026)	(10,281,174)	(221,973,112)
Net decrease	(1,028,275)	(24,076,846)	(3,783,993)	(83,607,800)
Institutional Class
Shares sold	2,908,164	70,809,213	5,265,161	113,466,411
Distributions reinvested	2,704,718	65,481,230	5,148,330	110,899,267
Shares redeemed	(5,191,097)	(124,914,482)	(13,471,417)	(297,010,631)
Net increase (decrease)	421,785	11,375,961	(3,057,926)	(72,644,953)
Institutional 2 Class
Shares sold	1,663,218	42,161,223	5,787,511	130,124,820
Distributions reinvested	1,275,864	32,304,862	2,570,200	57,539,963
Shares redeemed	(4,073,453)	(102,772,844)	(13,441,883)	(308,569,643)
Net decrease	(1,134,371)	(28,306,759)	(5,084,172)	(120,904,860)
Institutional 3 Class
Shares sold	961,392	22,334,771	4,022,276	80,216,914
Distributions reinvested	322,115	7,408,654	575,821	11,865,543
Shares redeemed	(2,061,822)	(46,828,283)	(6,644,865)	(133,959,263)
Net decrease	(778,315)	(17,084,858)	(2,046,768)	(41,876,806)
Total net decrease	(2,519,176)	(58,092,502)	(13,972,859)	(319,034,419)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Small Cap Index Fund  | 2026

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Columbia Small Cap Index Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$22.96	0.15	2.53	2.68	—	(1.64)	(1.64)
Year Ended 2/28/2026	$21.98	0.22	3.33	3.55	(0.24)	(2.33)	(2.57)
Year Ended 2/28/2025	$23.97	0.25	1.32	1.57	(0.29)	(3.27)	(3.56)
Year Ended 2/29/2024	$23.91	0.28	1.05	1.33	(0.30)	(0.97)	(1.27)
Year Ended 2/28/2023	$27.52	0.26	(1.51)	(1.25)	(0.28)	(2.08)	(2.36)
Year Ended 2/28/2022	$28.74	0.25	0.90	1.15	(0.27)	(2.10)	(2.37)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$23.31	0.18	2.56	2.74	(0.01)	(1.64)	(1.65)
Year Ended 2/28/2026	$22.26	0.28	3.39	3.67	(0.29)	(2.33)	(2.62)
Year Ended 2/28/2025	$24.23	0.31	1.35	1.66	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$24.15	0.34	1.07	1.41	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$27.77	0.32	(1.53)	(1.21)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.96	0.33	0.91	1.24	(0.33)	(2.10)	(2.43)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$24.30	0.19	2.68	2.87	(0.01)	(1.64)	(1.65)
Year Ended 2/28/2026	$23.10	0.29	3.53	3.82	(0.29)	(2.33)	(2.62)
Year Ended 2/28/2025	$25.03	0.32	1.38	1.70	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$24.90	0.35	1.11	1.46	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$28.55	0.33	(1.57)	(1.24)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$29.71	0.34	0.93	1.27	(0.33)	(2.10)	(2.43)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$22.21	0.17	2.45	2.62	(0.01)	(1.64)	(1.65)
Year Ended 2/28/2026	$21.33	0.27	3.23	3.50	(0.29)	(2.33)	(2.62)
Year Ended 2/28/2025	$23.35	0.30	1.31	1.61	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$23.33	0.33	1.02	1.35	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$26.91	0.33	(1.50)	(1.17)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.13	0.32	0.89	1.21	(0.33)	(2.10)	(2.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Small Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$24.00	11.74%	0.46% (c)	0.45% (c)	1.20%	15%	$680,191
Year Ended 2/28/2026	$22.96	17.44%	0.45% (d)	0.45% (d),(e)	1.03%	22%	$674,501
Year Ended 2/28/2025	$21.98	5.81%	0.45% (d)	0.45% (d),(e)	1.02%	23%	$728,698
Year Ended 2/29/2024	$23.97	6.02%	0.45% (c),(d)	0.45% (c),(d),(e)	1.25%	29%	$824,702
Year Ended 2/28/2023	$23.91	(3.93% )	0.45% (c),(d)	0.45% (c),(d),(e)	1.06%	16%	$913,784
Year Ended 2/28/2022	$27.52	3.62%	0.45% (c)	0.45% (c),(e)	0.84%	13%	$1,070,943
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$24.40	11.82%	0.21% (c)	0.20% (c)	1.45%	15%	$1,110,717
Year Ended 2/28/2026	$23.31	17.77%	0.20% (d)	0.20% (d),(e)	1.27%	22%	$1,050,952
Year Ended 2/28/2025	$22.26	6.09%	0.20% (d)	0.20% (d),(e)	1.26%	23%	$1,071,688
Year Ended 2/29/2024	$24.23	6.30%	0.20% (c),(d)	0.20% (c),(d),(e)	1.50%	29%	$1,108,362
Year Ended 2/28/2023	$24.15	(3.72% )	0.20% (c),(d)	0.20% (c),(d),(e)	1.29%	16%	$1,226,987
Year Ended 2/28/2022	$27.77	3.92%	0.20% (c)	0.20% (c),(e)	1.09%	13%	$1,763,233
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$25.52	11.87%	0.20% (c)	0.20% (c)	1.45%	15%	$557,865
Year Ended 2/28/2026	$24.30	17.77%	0.20% (d)	0.20% (d)	1.27%	22%	$558,860
Year Ended 2/28/2025	$23.10	6.05%	0.20% (d)	0.20% (d)	1.27%	23%	$648,734
Year Ended 2/29/2024	$25.03	6.31%	0.20% (c),(d)	0.20% (c),(d)	1.49%	29%	$993,642
Year Ended 2/28/2023	$24.90	(3.73% )	0.20% (c),(d)	0.20% (c),(d)	1.31%	16%	$1,045,399
Year Ended 2/28/2022	$28.55	3.92%	0.20% (c)	0.20% (c)	1.09%	13%	$1,199,980
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$23.18	11.86%	0.20% (c)	0.20% (c)	1.45%	15%	$256,201
Year Ended 2/28/2026	$22.21	17.75%	0.20% (d)	0.20% (d)	1.27%	22%	$262,795
Year Ended 2/28/2025	$21.33	6.10%	0.20% (d)	0.20% (d)	1.27%	23%	$295,979
Year Ended 2/29/2024	$23.35	6.26%	0.20% (c),(d)	0.20% (c),(d)	1.50%	29%	$327,477
Year Ended 2/28/2023	$23.33	(3.69% )	0.20% (c),(d)	0.20% (c),(d)	1.41%	16%	$308,297
Year Ended 2/28/2022	$26.91	3.93%	0.20% (c)	0.20% (c)	1.09%	13%	$90,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
21

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
22
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Small Cap Index Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
24
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	37,764 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,256,954

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(779,552)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	34,016,210
Columbia Small Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
26
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
Columbia Small Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2027 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,716,604,000	1,080,082,000	(191,199,000)	888,883,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $385,670,474 and $591,408,641, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Small Cap Index Fund  | 2026
29

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 21.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
30
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Index Fund  | 2026
31

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
32
Columbia Small Cap Index Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund and (iv) index tracking error data of the Fund. The Board observed that the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Small Cap Index Fund  | 2026
33

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34
Columbia Small Cap Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_(10/26)

Columbia Small Cap Value and Inflection Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value and Inflection Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.5%
Entertainment 1.1%
Lionsgate Studios Corp.(a)	887,841	10,059,238
Media 1.4%
John Wiley & Sons, Inc., Class A	174,508	9,142,474
Magnite, Inc.(a)	147,057	3,454,369
Total		12,596,843
Total Communication Services		22,656,081
Consumer Discretionary 7.0%
Automobile Components 0.5%
Gentherm, Inc.(a)	113,857	4,473,441
Household Durables 2.0%
Cavco Industries, Inc.(a)	17,624	9,854,107
Newell Brands, Inc.	1,370,582	8,566,138
Total		18,420,245
Leisure Products 1.6%
Polaris, Inc.	216,220	13,954,839
Specialty Retail 1.6%
Urban Outfitters, Inc.(a)	123,460	9,961,987
Victoria’s Secret & Co.(a)	55,010	4,698,404
Total		14,660,391
Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	109,950	3,561,280
Crocs, Inc.(a)	66,820	8,043,792
Total		11,605,072
Total Consumer Discretionary		63,113,988
Consumer Staples 4.1%
Food Products 1.3%
Cal-Maine Foods, Inc.	142,100	11,214,532
Household Products 2.4%
Central Garden & Pet Co., Class A(a)	259,969	9,673,446
Reynolds Consumer Products, Inc.	533,271	12,345,224
Total		22,018,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.4%
Edgewell Personal Care Co.	137,080	3,936,938
Total Consumer Staples		37,170,140
Energy 8.2%
Energy Equipment & Services 3.7%
Kodiak Gas Services, Inc.	121,258	7,126,333
National Energy Services Reunited Corp.(a)	308,410	10,828,275
Patterson-UTI Energy, Inc.	759,313	9,597,716
Solaris Energy Infrastructure, Inc., Class A	126,530	6,423,928
Total		33,976,252
Oil, Gas & Consumable Fuels 4.5%
California Resources Corp.	197,897	10,494,478
Gulfport Energy Corp.(a)	50,354	9,036,025
PBF Energy, Inc., Class A	134,240	9,798,178
Talos Energy, Inc.(a)	648,550	11,193,973
Total		40,522,654
Total Energy		74,498,906
Financials 21.5%
Banks 12.8%
Associated Banc-Corp.	487,480	14,921,763
Banc of California, Inc.	581,550	10,828,461
Bank of NT Butterfield & Son Ltd. (The)	149,002	8,773,238
BankUnited, Inc.	286,678	13,072,517
ConnectOne Bancorp, Inc.	164,950	5,186,028
Fulton Financial Corp.	642,813	15,080,393
Origin Bancorp, Inc.	106,030	5,633,374
Texas Capital Bancshares, Inc.	145,795	14,168,358
Trustmark Corp.	197,920	9,088,486
United Community Banks, Inc.	326,970	11,391,635
WaFd, Inc.	205,200	7,337,952
Total		115,482,205
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 4.5%
Bladex, Inc., Class E	135,930	7,329,345
Essent Group Ltd.	228,173	15,415,368
EVERTEC, Inc.	157,120	4,655,466
NMI Holdings, Inc., Class A(a)	306,968	13,614,031
Total		41,014,210
Insurance 3.3%
Hamilton Insurance Group Ltd., Class B	353,080	12,414,293
Horace Mann Educators Corp.	167,310	8,514,406
Neptune Insurance Holdings, Inc., Class A(a)	260,838	8,688,513
Total		29,617,212
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Dynex Capital, Inc.	627,970	8,094,533
Total Financials		194,208,160
Health Care 10.4%
Biotechnology 0.9%
Kailera Therapeutics, Inc.(a)	152,740	2,352,196
Vaxcyte, Inc.(a)	93,920	5,704,701
Total		8,056,897
Health Care Equipment & Supplies 3.6%
Dentsply Sirona, Inc.	705,200	7,877,084
ICU Medical, Inc.(a)	81,750	14,138,662
Neogen Corp.(a)	452,182	5,227,224
Omnicell, Inc.(a)	152,460	5,360,494
Total		32,603,464
Health Care Providers & Services 4.1%
Acadia Healthcare Co., Inc.(a)	284,911	7,852,147
Ardent Health, Inc.(a)	449,780	4,866,620
Aveanna Healthcare Holdings, Inc.(a)	649,250	8,712,935
PACS Group, Inc.(a)	194,050	8,210,255
Pediatrix Medical Group, Inc.(a)	300,646	7,885,945
Total		37,527,902
Pharmaceuticals 1.8%
Amneal Pharmaceuticals, Inc.(a)	580,158	10,135,360
ANI Pharmaceuticals, Inc.(a)	79,160	5,798,470
Total		15,933,830
Total Health Care		94,122,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.8%
Commercial Services & Supplies 2.1%
Healthcare Services Group, Inc.(a)	240,566	5,290,046
OPENLANE, Inc.(a)	376,790	13,413,724
Total		18,703,770
Electrical Equipment 0.5%
Sunrun, Inc.(a)	550,970	4,721,813
Ground Transportation 2.4%
ArcBest Corp.	77,413	10,680,672
Lyft, Inc., Class A(a)	637,350	10,771,215
Total		21,451,887
Machinery 4.1%
Astec Industries, Inc.	71,468	3,040,963
JBT Marel Corp.	108,690	12,702,600
Terex Corp.	187,531	11,910,094
Worthington Enterprises, Inc.	169,827	9,754,863
Total		37,408,520
Professional Services 3.5%
First Advantage Corp.(a)	436,750	9,180,485
Huron Consulting Group, Inc.(a)	47,950	7,666,726
Korn/Ferry International	177,440	15,179,992
Total		32,027,203
Trading Companies & Distributors 3.2%
Herc Holdings, Inc.	82,200	12,522,348
McGrath Rentcorp	66,657	7,494,913
Rush Enterprises, Inc., Class A	115,948	8,908,285
Total		28,925,546
Total Industrials		143,238,739
Information Technology 8.3%
Communications Equipment 1.2%
Netscout Systems, Inc.(a)	281,703	10,938,527
Electronic Equipment, Instruments & Components 2.8%
Crane NXT Co.	204,220	9,986,358
Insight Enterprises, Inc.(a)	96,136	15,095,275
Total		25,081,633
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.3%
Alarm.com Holdings, Inc.(a)	182,420	10,500,095
Box, Inc., Class A(a)	288,770	10,332,191
SPS Commerce, Inc.(a)	118,110	10,086,594
Teradata Corp.(a)	284,365	8,246,585
Total		39,165,465
Total Information Technology		75,185,625
Materials 7.8%
Chemicals 3.8%
Avient Corp.	320,480	14,120,349
Chemours Co. (The)	271,870	4,230,297
Ecovyst, Inc.(a)	396,250	4,029,862
Minerals Technologies, Inc.	107,340	7,612,553
Stepan Co.	71,310	4,464,719
Total		34,457,780
Construction Materials 0.6%
Titan America SA(a)	389,732	5,814,802
Metals & Mining 3.4%
Commercial Metals Co.	181,590	12,251,877
Ryerson Holding Corp.	191,691	4,803,776
Sunshine Silver Mining & Refining Co.(a)	374,133	6,558,552
Torex Gold Resources, Inc.	140,560	6,871,056
Total		30,485,261
Total Materials		70,757,843
Real Estate 11.6%
Diversified REITs 2.2%
Broadstone Net Lease, Inc.	611,497	12,755,828
Global Net Lease, Inc.	806,240	7,401,283
Total		20,157,111
Hotel & Resort REITs 1.6%
DiamondRock Hospitality Co.	673,900	8,295,709
Xenia Hotels & Resorts, Inc.	335,154	6,284,138
Total		14,579,847
Industrial REITs 0.8%
Lineage, Inc.	197,120	7,736,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.3%
Cousins Properties, Inc.	404,164	11,716,714
Real Estate Management & Development 2.5%
Cushman & Wakefield Ltd.(a)	886,624	11,960,558
Newmark Group, Inc., Class A	706,122	10,754,238
Total		22,714,796
Retail REITs 1.9%
Phillips Edison & Co., Inc.	438,640	16,953,436
Specialized REITs 1.3%
Rayonier, Inc.	561,017	11,500,848
Total Real Estate		105,359,712
Utilities 2.0%
Gas Utilities 2.0%
National Fuel Gas Co.	105,810	8,788,579
UGI Corp.	233,720	8,986,534
Total		17,775,113
Total Utilities		17,775,113
Total Common Stocks (Cost $769,413,990)		898,086,400

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Small Cap 0.5%
iShares Russell 2000 Value ETF	20,790	4,611,222
Total Exchange-Traded Equity Funds (Cost $4,547,046)		4,611,222

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 3.871%(b),(c)	4,571,612	4,569,327
Total Money Market Funds (Cost $4,569,261)		4,569,327
Total Investments in Securities (Cost: $778,530,297)		907,266,949
Other Assets & Liabilities, Net		(2,013,038)
Net Assets		905,253,911
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	333,970	166,346,822	(162,111,494)	29	4,569,327	(1,211)	117,607	4,571,612
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	22,656,081	—	—	22,656,081
Consumer Discretionary	63,113,988	—	—	63,113,988
Consumer Staples	37,170,140	—	—	37,170,140
Energy	74,498,906	—	—	74,498,906
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	194,208,160	—	—	194,208,160
Health Care	94,122,093	—	—	94,122,093
Industrials	143,238,739	—	—	143,238,739
Information Technology	75,185,625	—	—	75,185,625
Materials	70,757,843	—	—	70,757,843
Real Estate	105,359,712	—	—	105,359,712
Utilities	17,775,113	—	—	17,775,113
Total Common Stocks	898,086,400	—	—	898,086,400
Exchange-Traded Equity Funds	4,611,222	—	—	4,611,222
Money Market Funds	4,569,327	—	—	4,569,327
Total Investments in Securities	907,266,949	—	—	907,266,949
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
7

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $773,961,036)	$902,697,622
Affiliated issuers (cost $4,569,261)	4,569,327
Receivable for:
Investments sold	18,801,684
Capital shares sold	607,394
Dividends	551,988
Foreign tax reclaims	5,734
Expense reimbursement due from Investment Manager	10,291
Prepaid expenses	5,525
Total assets	927,249,565
Liabilities
Payable for:
Investments purchased	20,179,701
Capital shares redeemed	1,351,796
Management services fees	63,424
Distribution and/or service fees	1,631
Transfer agent fees	96,619
Compensation of chief compliance officer	66
Compensation of board members	2,016
Other expenses	60,638
Deferred compensation of board members	239,763
Total liabilities	21,995,654
Net assets applicable to outstanding capital stock	$905,253,911
Represented by
Paid in capital	636,920,292
Total distributable earnings (loss)	268,333,619
Total - representing net assets applicable to outstanding capital stock	$905,253,911
Class A
Net assets	$72,994,807
Shares outstanding	4,830,779
Net asset value per share	$15.11
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.03
Institutional Class
Net assets	$217,313,006
Shares outstanding	13,778,853
Net asset value per share	$15.77
Institutional 2 Class
Net assets	$70,157,982
Shares outstanding	4,184,630
Net asset value per share	$16.77
Institutional 3 Class
Net assets	$481,872,755
Shares outstanding	28,514,219
Net asset value per share	$16.90
Class R
Net assets	$2,970,377
Shares outstanding	206,946
Net asset value per share	$14.35
Class S
Net assets	$59,944,984
Shares outstanding	3,801,206
Net asset value per share	$15.77
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Value and Inflection Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,164,083
Dividends — affiliated issuers	117,607
Foreign taxes withheld	(7,212)
Total income	8,274,478
Expenses:
Management services fees	3,737,963
Distribution and/or service fees
Class A	90,003
Class R	6,912
Transfer agent fees
Class A	77,441
Institutional Class	228,079
Institutional 2 Class	20,014
Institutional 3 Class	11,716
Class R	2,979
Class S	62,968
Custodian fees	5,921
Printing and postage fees	34,917
Registration fees	41,409
Accounting services fees	16,880
Legal fees	12,821
Interest on interfund lending	1,007
Compensation of chief compliance officer	67
Compensation of board members	9,116
Deferred compensation of board members	25,474
Other	11,019
Total expenses	4,396,706
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(624,561)
Total net expenses	3,772,145
Net investment income	4,502,333
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	135,980,419
Investments — affiliated issuers	(1,211)
Foreign currency translations	(198)
Net realized gain	135,979,010
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(24,247,128)
Investments — affiliated issuers	29
Foreign currency translations	(145)
Net change in unrealized appreciation (depreciation)	(24,247,244)
Net realized and unrealized gain	111,731,766
Net increase in net assets resulting from operations	$116,234,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$4,502,333	$6,473,151
Net realized gain	135,979,010	133,934,284
Net change in unrealized appreciation (depreciation)	(24,247,244)	17,119,843
Net increase in net assets resulting from operations	116,234,099	157,527,278
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,910,498)	(9,725,416)
Institutional Class	(11,125,184)	(28,699,897)
Institutional 2 Class	(3,647,050)	(9,597,074)
Institutional 3 Class	(22,829,151)	(57,814,756)
Class R	(155,514)	(332,833)
Class S	(3,040,711)	(11,414,476)
Total distributions to shareholders	(44,708,108)	(117,584,452)
Increase (decrease) in net assets from capital stock activity	7,384,183	(82,771,718)
Total increase (decrease) in net assets	78,910,174	(42,828,892)
Net assets at beginning of period	826,343,737	869,172,629
Net assets at end of period	$905,253,911	$826,343,737
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Value and Inflection Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	425,182	6,250,854	828,360	10,746,189
Distributions reinvested	227,435	3,350,118	650,012	8,260,947
Shares redeemed	(734,633)	(10,789,410)	(1,690,455)	(22,270,964)
Net decrease	(82,016)	(1,188,438)	(212,083)	(3,263,828)
Institutional Class
Shares sold	1,818,403	28,245,715	3,706,359	50,335,668
Distributions reinvested	636,961	9,790,091	1,806,697	23,833,338
Shares redeemed	(2,402,830)	(37,065,850)	(6,171,028)	(85,968,419)
Net increase (decrease)	52,534	969,956	(657,972)	(11,799,413)
Institutional 2 Class
Shares sold	543,167	8,761,220	823,084	11,779,783
Distributions reinvested	220,500	3,600,761	687,842	9,595,673
Shares redeemed	(1,195,405)	(19,711,180)	(1,570,234)	(22,934,633)
Net decrease	(431,738)	(7,349,199)	(59,308)	(1,559,177)
Institutional 3 Class
Shares sold	3,613,660	59,507,750	4,730,999	69,063,800
Distributions reinvested	1,288,211	21,203,964	3,813,821	53,578,396
Shares redeemed	(4,007,906)	(65,788,645)	(9,851,955)	(144,119,072)
Net increase (decrease)	893,965	14,923,069	(1,307,135)	(21,476,876)
Class R
Shares sold	68,006	990,024	36,295	457,113
Distributions reinvested	11,108	155,514	27,388	332,833
Shares redeemed	(59,165)	(856,352)	(18,116)	(231,716)
Net increase	19,949	289,186	45,567	558,230
Class S
Shares sold	189,437	2,877,207	520,880	7,011,925
Distributions reinvested	197,834	3,040,710	867,615	11,414,476
Shares redeemed	(405,163)	(6,178,308)	(4,538,496)	(63,657,055)
Net decrease	(17,892)	(260,391)	(3,150,001)	(45,230,654)
Total net increase (decrease)	434,802	7,384,183	(5,340,932)	(82,771,718)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$13.99	0.05	1.90	1.95	—	(0.83)	(0.83)
Year Ended 2/28/2026	$13.58	0.06	2.44	2.50	(0.08)	(2.01)	(2.09)
Year Ended 2/28/2025	$16.35	0.07	1.34	1.41	(0.28)	(3.90)	(4.18)
Year Ended 2/29/2024	$16.49	0.12	0.86	0.98	(0.23)	(0.89)	(1.12)
Year Ended 2/28/2023	$18.48	0.09	(1.09)	(1.00)	(0.06)	(0.93)	(0.99)
Year Ended 2/28/2022	$18.85	(0.02)	2.33	2.31	(0.03)	(2.65)	(2.68)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$14.55	0.07	1.98	2.05	—	(0.83)	(0.83)
Year Ended 2/28/2026	$14.04	0.09	2.54	2.63	(0.11)	(2.01)	(2.12)
Year Ended 2/28/2025	$16.77	0.12	1.38	1.50	(0.33)	(3.90)	(4.23)
Year Ended 2/29/2024	$16.88	0.16	0.89	1.05	(0.27)	(0.89)	(1.16)
Year Ended 2/28/2023	$18.90	0.13	(1.13)	(1.00)	(0.09)	(0.93)	(1.02)
Year Ended 2/28/2022	$19.21	0.04	2.38	2.42	(0.08)	(2.65)	(2.73)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$15.41	0.09	2.10	2.19	—	(0.83)	(0.83)
Year Ended 2/28/2026	$14.74	0.12	2.69	2.81	(0.13)	(2.01)	(2.14)
Year Ended 2/28/2025	$17.42	0.15	1.42	1.57	(0.35)	(3.90)	(4.25)
Year Ended 2/29/2024	$17.49	0.19	0.93	1.12	(0.30)	(0.89)	(1.19)
Year Ended 2/28/2023	$19.53	0.16	(1.16)	(1.00)	(0.11)	(0.93)	(1.04)
Year Ended 2/28/2022	$19.77	0.06	2.45	2.51	(0.10)	(2.65)	(2.75)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$15.52	0.09	2.12	2.21	—	(0.83)	(0.83)
Year Ended 2/28/2026	$14.83	0.13	2.70	2.83	(0.13)	(2.01)	(2.14)
Year Ended 2/28/2025	$17.50	0.15	1.44	1.59	(0.36)	(3.90)	(4.26)
Year Ended 2/29/2024	$17.57	0.20	0.93	1.13	(0.31)	(0.89)	(1.20)
Year Ended 2/28/2023	$19.61	0.17	(1.16)	(0.99)	(0.12)	(0.93)	(1.05)
Year Ended 2/28/2022	$19.84	0.08	2.45	2.53	(0.11)	(2.65)	(2.76)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Value and Inflection Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$15.11	14.10%	1.35% (c)	1.20% (c)	0.68%	58%	$72,995
Year Ended 2/28/2026	$13.99	20.54%	1.37% (c)	1.20% (c),(d)	0.44%	115%	$68,723
Year Ended 2/28/2025	$13.58	8.67%	1.36% (c),(e)	1.22% (c),(d),(e)	0.45%	70%	$69,580
Year Ended 2/29/2024	$16.35	6.58%	1.35% (c)	1.25% (c),(d)	0.77%	88%	$75,925
Year Ended 2/28/2023	$16.49	(4.97% )	1.33%	1.27% (d)	0.53%	67%	$84,580
Year Ended 2/28/2022	$18.48	11.94%	1.34%	1.28% (d)	(0.08% )	50%	$91,223
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$15.77	14.24%	1.10% (c)	0.95% (c)	0.93%	58%	$217,313
Year Ended 2/28/2026	$14.55	20.82%	1.12% (c)	0.95% (c),(d)	0.69%	115%	$199,716
Year Ended 2/28/2025	$14.04	8.95%	1.11% (c),(e)	0.97% (c),(d),(e)	0.73%	70%	$201,901
Year Ended 2/29/2024	$16.77	6.87%	1.10% (c)	1.00% (c),(d)	1.01%	88%	$300,567
Year Ended 2/28/2023	$16.88	(4.81% )	1.08%	1.02% (d)	0.76%	67%	$376,007
Year Ended 2/28/2022	$18.90	12.27%	1.09%	1.03% (d)	0.18%	50%	$425,250
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$16.77	14.36%	0.94% (c)	0.80% (c)	1.09%	58%	$70,158
Year Ended 2/28/2026	$15.41	21.07%	0.95% (c)	0.80% (c)	0.84%	115%	$71,132
Year Ended 2/28/2025	$14.74	9.05%	0.94% (c),(e)	0.83% (c),(e)	0.91%	70%	$68,929
Year Ended 2/29/2024	$17.42	7.02%	0.93% (c)	0.86% (c)	1.16%	88%	$206,873
Year Ended 2/28/2023	$17.49	(4.64% )	0.92%	0.88%	0.92%	67%	$201,436
Year Ended 2/28/2022	$19.53	12.41%	0.91%	0.88%	0.30%	50%	$223,545
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$16.90	14.39%	0.89% (c)	0.75% (c)	1.12%	58%	$481,873
Year Ended 2/28/2026	$15.52	21.11%	0.90% (c)	0.76% (c)	0.89%	115%	$428,716
Year Ended 2/28/2025	$14.83	9.11%	0.89% (c),(e)	0.78% (c),(e)	0.90%	70%	$429,100
Year Ended 2/29/2024	$17.50	7.04%	0.88% (c)	0.81% (c)	1.21%	88%	$555,015
Year Ended 2/28/2023	$17.57	(4.58% )	0.87%	0.83%	0.99%	67%	$562,816
Year Ended 2/28/2022	$19.61	12.46%	0.86%	0.83%	0.37%	50%	$679,291
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2026 (Unaudited)	$13.34	0.03	1.81	1.84	—	(0.83)	(0.83)
Year Ended 2/28/2026	$13.04	0.02	2.34	2.36	(0.05)	(2.01)	(2.06)
Year Ended 2/28/2025	$15.86	0.03	1.29	1.32	(0.24)	(3.90)	(4.14)
Year Ended 2/29/2024	$16.02	0.08	0.84	0.92	(0.19)	(0.89)	(1.08)
Year Ended 2/28/2023	$18.01	0.05	(1.09)	(1.04)	(0.02)	(0.93)	(0.95)
Year Ended 2/28/2022	$18.44	(0.07)	2.29	2.22	—	(2.65)	(2.65)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$14.55	0.07	1.98	2.05	—	(0.83)	(0.83)
Year Ended 2/28/2026	$14.04	0.10	2.53	2.63	(0.11)	(2.01)	(2.12)
Year Ended 2/28/2025(f)	$16.02	0.03	0.11	0.14	(0.22)	(1.90)	(2.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Value and Inflection Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2026 (Unaudited)	$14.35	13.95%	1.60% (c)	1.45% (c)	0.43%	58%	$2,970
Year Ended 2/28/2026	$13.34	20.28%	1.62% (c)	1.45% (c),(d)	0.16%	115%	$2,495
Year Ended 2/28/2025	$13.04	8.32%	1.61% (c),(e)	1.47% (c),(d),(e)	0.22%	70%	$1,845
Year Ended 2/29/2024	$15.86	6.36%	1.60% (c)	1.50% (c),(d)	0.50%	88%	$2,275
Year Ended 2/28/2023	$16.02	(5.32% )	1.57%	1.52% (d)	0.31%	67%	$2,661
Year Ended 2/28/2022	$18.01	11.73%	1.59%	1.53% (d)	(0.34% )	50%	$3,633
Class S
Six Months Ended 8/31/2026 (Unaudited)	$15.77	14.24%	1.10% (c)	0.95% (c)	0.93%	58%	$59,945
Year Ended 2/28/2026	$14.55	20.83%	1.12% (c)	0.95% (c),(d)	0.76%	115%	$55,562
Year Ended 2/28/2025 (f)	$14.04	(0.29% )	1.12% (c)	0.95% (c)	0.46%	70%	$97,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
15

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Small Cap Value and Inflection Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Small Cap Value and Inflection Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value and Inflection Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Institutional Class	0.22
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.22
Class S	0.22
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	11,164

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
20
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	1.20	1.20
Institutional Class	0.95	0.95
Institutional 2 Class	0.80	0.80
Institutional 3 Class	0.75	0.76
Class R	1.45	1.45
Class S	0.95	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
778,530,000	144,300,000	(15,563,000)	128,737,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $503,583,301 and $536,423,144, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Small Cap Value and Inflection Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,900,000	4.18	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
22
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 29.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Small Cap Value and Inflection Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Small Cap Value and Inflection Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value and Inflection Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Small Cap Value and Inflection Fund  | 2026
25

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
26
Columbia Small Cap Value and Inflection Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value and Inflection Fund  | 2026
27

Columbia Small Cap Value and Inflection Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR230_(10/26)

Columbia Overseas Value Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Value Fund | 2026

Portfolio of Investments
August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 3.6%
Northern Star Resources Ltd.	7,326,147	123,854,880
Paladin Energy Ltd.(a)	6,934,296	57,451,266
Santos Ltd.	11,501,098	67,073,542
Total		248,379,688
Belgium 0.2%
Lakefront Biotherapeutics NV, ADR(a)	595,589	16,974,287
Brazil 0.2%
Cosan SA(a)	19,935,469	14,966,366
Canada 5.4%
Celestica, Inc.(a)	109,696	32,842,982
Finning International, Inc.	938,153	61,550,743
NexGen Energy Ltd.(a)	3,889,486	40,722,918
Nutrien Ltd.	600,998	45,393,379
Pan American Silver Corp.	934,982	48,544,266
Teck Resources Ltd., Class B	1,005,642	68,504,333
Vermilion Energy, Inc.	3,454,520	44,321,492
West Fraser Timber Co., Ltd.	460,462	31,376,335
Total		373,256,448
China 2.4%
Kingboard Holdings Ltd.	5,446,000	37,531,089
Ping An Insurance Group Co. of China Ltd., Class H	18,275,500	131,082,060
Total		168,613,149
Denmark 0.6%
Bavarian Nordic A/S(a)	1,245,037	42,015,065
Finland 0.9%
UPM-Kymmene OYJ	2,136,895	59,659,415
France 7.2%
AXA SA	3,446,524	172,087,855
BNP Paribas SA	357,357	42,546,052
Eiffage SA	192,017	24,250,242
Sanofi SA	1,054,497	93,754,325
TotalEnergies SE	1,897,847	167,226,850
Total		499,865,324
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 4.7%
Deutsche Bank AG, Registered Shares	2,738,915	109,692,308
Duerr AG	952,007	20,367,232
E.ON SE	3,075,927	63,516,556
Fresenius Medical Care AG	1,353,436	61,930,947
KION Group AG	739,779	37,917,784
Siemens Energy AG	202,569	33,364,658
Total		326,789,485
Greece 2.2%
Piraeus Bank SA(a)	12,805,131	152,354,861
Hong Kong 4.0%
BOC Hong Kong Holdings Ltd.	16,333,000	109,552,805
Sun Hung Kai Properties Ltd.	6,304,000	93,110,958
WH Group Ltd.	82,513,830	77,889,742
Total		280,553,505
Ireland 2.1%
Bank of Ireland Group PLC	6,492,695	143,248,533
Israel 1.2%
Check Point Software Technologies Ltd.(a)	596,409	82,847,174
Italy 3.9%
Avio SpA	850,120	29,062,140
BPER Banca SPA	9,410,065	155,736,884
Buzzi SpA	852,450	40,605,532
PRADA SpA	8,239,000	42,902,991
Total		268,307,547
Ivory Coast 0.7%
Endeavour Mining PLC	830,803	51,843,082
Japan 21.5%
Daiichi Life Group, Inc.	7,717,800	88,271,006
Daiwabo Holdings Co., Ltd.	3,174,700	75,377,393
Iyogin Holdings, Inc.	3,262,600	81,600,217
Kinden Corp.	490,700	21,431,429
Macnica Holdings, Inc.	3,222,600	74,280,859
MatsukiyoCocokara & Co.	5,765,600	94,234,627
Mebuki Financial Group, Inc.	14,561,900	154,724,798
Medipal Holdings Corp.	2,670,300	48,266,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Television Holdings, Inc.	2,538,900	48,236,419
ORIX Corp.	2,356,900	91,697,154
Sankyo Co., Ltd.	5,162,400	64,785,784
Sanwa Holdings Corp.	812,900	18,456,241
SCREEN Holdings Co., Ltd.	270,700	22,778,824
Shimamura Co., Ltd.	3,152,900	64,617,181
Ship Healthcare Holdings, Inc.	1,253,500	18,719,350
SoftBank Group Corp.	522,800	16,841,820
Sumitomo Corp.	11,016,600	122,977,573
Sumitomo Mitsui Financial Group, Inc.	4,079,800	175,136,803
Sundrug Co., Ltd.	300,100	7,010,787
Tokyo Tatemono Co., Ltd.	3,573,700	76,853,294
Toyota Tsusho Corp.	2,356,800	109,389,511
TV Asahi Holdings Corp.	1,010,800	19,825,349
Total		1,495,513,000
Jersey 0.9%
Yellow Cake PLC(a)	8,329,590	65,290,850
Kazakhstan 0.6%
Kaspi.KZ JSC, ADR	432,423	45,464,954
Netherlands 5.8%
ASR Nederland NV	1,816,379	153,066,059
ING Groep NV	4,541,679	160,777,835
Koninklijke Ahold Delhaize NV	1,699,471	60,503,729
Prosus NV, Class N(a)	710,323	31,642,225
Total		405,989,848
Norway 2.9%
DNB Bank ASA	4,011,521	136,620,528
Leroy Seafood Group ASA	13,010,169	63,199,113
Total		199,819,641
Poland 1.5%
Powszechna Kasa Oszczednosci Bank Polski SA	3,387,650	103,585,775
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	106,132	—
Singapore 1.5%
BW LPG Ltd.	1,352,367	32,794,900
Venture Corp., Ltd.	5,500,400	73,101,116
Total		105,896,016
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.4%
Impala Platinum Holdings Ltd.	3,528,047	49,359,753
Thungela Resources Ltd.	5,897,100	48,019,047
Total		97,378,800
South Korea 0.5%
Youngone Corp.	626,267	33,022,597
Spain 2.0%
Banco Santander SA	9,542,196	139,638,714
Sweden 0.6%
Securitas AB	2,459,319	38,958,722
Switzerland 1.0%
Nestlé SA, Registered Shares	722,534	70,284,097
Thailand 0.7%
Bangkok Bank PCL, Foreign Registered Shares	8,441,500	48,596,829
United Kingdom 7.3%
AstraZeneca PLC	295,011	47,830,133
British American Tobacco PLC	649,460	36,086,462
Centrica PLC	24,850,949	52,044,910
HSBC Holdings PLC	3,360,908	68,842,967
Imperial Brands PLC	3,919,365	133,913,118
Marks & Spencer Group PLC	15,572,489	82,555,100
TP Icap Group PLC	18,507,583	85,752,699
Total		507,025,389
United States 10.5%
Burford Capital Ltd.	8,975,161	37,246,918
Diversified Energy Co.	3,310,660	49,295,727
Energy Fuels, Inc.(a)	3,819,181	56,332,920
Flutter Entertainment PLC(a)	209,403	20,977,993
Insmed, Inc.(a)	319,122	38,875,442
Jazz Pharmaceuticals PLC(a)	226,444	56,764,982
JBS NV, Class A	3,291,530	44,238,163
Primo Brands Corp., Class A	5,297,721	120,893,993
Roche Holding Ag	130,182	56,749,057
Shell PLC	5,434,387	248,983,089
Total		730,358,284
Total Common Stocks (Cost $5,125,089,962)		6,816,497,445

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Exchange-Traded Equity Funds 1.3%
	Shares	Value ($)
United States 1.3%
iShares MSCI EAFE Value ETF	1,095,079	89,588,413
Total Exchange-Traded Equity Funds (Cost $89,878,577)		89,588,413

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 3.871%(f),(g)	15,424,444	15,416,732
Total Money Market Funds (Cost $15,414,166)		15,416,732
Total Investments in Securities (Cost $5,230,382,705)		6,921,502,590
Other Assets & Liabilities, Net		34,731,468
Net Assets		$6,956,234,058
At August 31, 2026, securities and/or cash totaling $1,080,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,571,785,000 JPY	123,269,620 USD	Barclays	10/08/2026	402,651	—
265,739,000 SEK	27,926,081 USD	Barclays	10/08/2026	123,977	—
52,463,000 SGD	41,112,948 USD	Citi	10/08/2026	—	(261,817)
356,201,358 USD	308,416,000 EUR	Citi	10/08/2026	2,544,432	—
58,270,222,000 KRW	41,067,180 USD	Goldman Sachs International	10/08/2026	—	(1,563,198)
130,005,000 NOK	13,670,983 USD	HSBC	10/08/2026	—	(235,848)
163,286,000 NZD	95,770,505 USD	HSBC	10/08/2026	—	(931,383)
41,958,131 USD	35,954,000 EUR	HSBC	10/08/2026	—	(136,870)
212,285,096 USD	157,377,000 GBP	HSBC	10/08/2026	971,756	—
10,284,000 GBP	13,977,918 USD	JPMorgan	10/08/2026	42,378	—
355,778,590 USD	504,457,000 AUD	JPMorgan	10/08/2026	5,518,558	—
29,271,000 AUD	20,977,852 USD	Morgan Stanley	10/08/2026	13,669	—
524,106,000 CAD	376,661,025 USD	Morgan Stanley	10/08/2026	—	(2,117,639)
48,406,000 CAD	34,938,829 USD	UBS	10/08/2026	—	(44,858)
273,603,292 USD	221,382,000 CHF	UBS	10/08/2026	1,371,778	—
20,613,133 USD	17,636,000 EUR	UBS	10/08/2026	—	(99,150)
Total				10,989,199	(5,390,763)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	54,520,340	925,858,122	(964,955,615)	(6,115)	15,416,732	(25,859)	1,244,034	15,424,444
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	248,379,688	—	248,379,688
Belgium	16,974,287	—	—	16,974,287
Brazil	14,966,366	—	—	14,966,366
Canada	373,256,448	—	—	373,256,448
China	—	168,613,149	—	168,613,149
Denmark	—	42,015,065	—	42,015,065
Finland	—	59,659,415	—	59,659,415
France	—	499,865,324	—	499,865,324
Germany	—	326,789,485	—	326,789,485
Greece	—	152,354,861	—	152,354,861
Hong Kong	—	280,553,505	—	280,553,505
Ireland	—	143,248,533	—	143,248,533
Israel	82,847,174	—	—	82,847,174
Italy	—	268,307,547	—	268,307,547
Ivory Coast	—	51,843,082	—	51,843,082
Japan	165,862,595	1,329,650,405	—	1,495,513,000
Jersey	—	65,290,850	—	65,290,850
Kazakhstan	45,464,954	—	—	45,464,954
Netherlands	60,503,729	345,486,119	—	405,989,848
Norway	—	199,819,641	—	199,819,641
Poland	—	103,585,775	—	103,585,775
Russian Federation	—	—	0 *	0 *
Singapore	32,794,900	73,101,116	—	105,896,016
South Africa	48,019,047	49,359,753	—	97,378,800
South Korea	—	33,022,597	—	33,022,597
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Spain	—	139,638,714	—	139,638,714
Sweden	—	38,958,722	—	38,958,722
Switzerland	—	70,284,097	—	70,284,097
Thailand	—	48,596,829	—	48,596,829
United Kingdom	47,830,133	459,195,256	—	507,025,389
United States	424,626,138	305,732,146	—	730,358,284
Total Common Stocks	1,313,145,771	5,503,351,674	0 *	6,816,497,445
Exchange-Traded Equity Funds	89,588,413	—	—	89,588,413
Money Market Funds	15,416,732	—	—	15,416,732
Total Investments in Securities	1,418,150,916	5,503,351,674	0 *	6,921,502,590
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	10,989,199	—	10,989,199
Liability
Forward Foreign Currency Exchange Contracts	—	(5,390,763)	—	(5,390,763)
Total	1,418,150,916	5,508,950,110	0 *	6,927,101,026

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,214,968,539)	$6,906,085,858
Affiliated issuers (cost $15,414,166)	15,416,732
Cash	853
Cash collateral held at broker for:
Forward foreign currency exchange contracts	1,080,000
Unrealized appreciation on forward foreign currency exchange contracts	10,989,199
Receivable for:
Investments sold	19,117,221
Capital shares sold	2,854,908
Dividends	13,731,644
Foreign tax reclaims	12,378,464
Prepaid expenses	18,885
Total assets	6,981,673,764
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,390,763
Payable for:
Investments purchased	11,324,373
Capital shares redeemed	6,165,951
Management services fees	415,986
Distribution and/or service fees	11,200
Transfer agent fees	560,841
Compensation of chief compliance officer	523
IRS Closing Agreement for European Union tax reclaim	785,700
Compensation of board members	7,803
Other expenses	410,060
Deferred compensation of board members	366,506
Total liabilities	25,439,706
Net assets applicable to outstanding capital stock	$6,956,234,058
Represented by
Paid in capital	5,475,137,371
Total distributable earnings (loss)	1,481,096,687
Total - representing net assets applicable to outstanding capital stock	$6,956,234,058
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Statement of Assets and Liabilities (continued)
August 31, 2026 (Unaudited)
Class A
Net assets	$455,003,487
Shares outstanding	29,899,997
Net asset value per share	$15.22
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.15
Class C
Net assets	$13,666,010
Shares outstanding	912,426
Net asset value per share	$14.98
Institutional Class
Net assets	$3,185,617,416
Shares outstanding	208,319,466
Net asset value per share	$15.29
Institutional 2 Class
Net assets	$1,688,342,755
Shares outstanding	111,191,737
Net asset value per share	$15.18
Institutional 3 Class
Net assets	$1,582,387,513
Shares outstanding	103,995,729
Net asset value per share	$15.22
Class R
Net assets	$17,697,706
Shares outstanding	1,204,670
Net asset value per share	$14.69
Class S
Net assets	$13,519,171
Shares outstanding	884,141
Net asset value per share	$15.29
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Statement of Operations
Six Months Ended August 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$171,880,444
Dividends — affiliated issuers	1,244,034
Interfund lending	175
European Union tax reclaim	390,141
Foreign taxes withheld	(16,883,698)
Total income	156,631,096
Expenses:
Management services fees	24,594,580
Distribution and/or service fees
Class A	558,482
Class C	71,234
Class R	41,729
Transfer agent fees
Class A	290,038
Class C	9,248
Institutional Class	1,984,096
Institutional 2 Class	436,807
Institutional 3 Class	33,623
Class R	10,839
Class S	9,210
Custodian fees	389,202
Printing and postage fees	327,689
Registration fees	185,497
Accounting services fees	17,850
Legal fees	50,542
Interest on collateral	30,788
Compensation of chief compliance officer	527
Compensation of board members	36,493
Deferred compensation of board members	45,483
Other	103,680
Total expenses	29,227,637
Fees waived by transfer agent
Institutional 2 Class	(36,615)
Total net expenses	29,191,022
Net investment income	127,440,074
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	85,445,275
Investments — affiliated issuers	(25,859)
Foreign currency translations	(560,716)
Forward foreign currency exchange contracts	(8,844,172)
Option contracts purchased	(13,113,934)
Option contracts written	2,988,734
Net realized gain	65,889,328
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(156,891,044)
Investments — affiliated issuers	(6,115)
Foreign currency translations	(267,539)
Forward foreign currency exchange contracts	2,472,970
Option contracts purchased	94,893
Option contracts written	(112,914)
Net change in unrealized appreciation (depreciation)	(154,709,749)
Net realized and unrealized loss	(88,820,421)
Net increase in net assets resulting from operations	$38,619,653
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
Operations
Net investment income	$127,440,074	$132,330,580
Net realized gain	65,889,328	599,709,678
Net change in unrealized appreciation (depreciation)	(154,709,749)	1,342,352,193
Net increase in net assets resulting from operations	38,619,653	2,074,392,451
Distributions to shareholders
Net investment income and net realized gains
Class A	(20,338,570)	(28,910,708)
Class C	(638,037)	(866,462)
Institutional Class	(141,763,257)	(188,782,345)
Institutional 2 Class	(76,115,739)	(108,919,343)
Institutional 3 Class	(71,595,484)	(109,490,088)
Class R	(784,291)	(1,122,735)
Class S	(630,511)	(1,149,104)
Total distributions to shareholders	(311,865,889)	(439,240,785)
Increase in net assets from capital stock activity	366,695,489	2,010,601,266
Total increase in net assets	93,449,253	3,645,752,932
Net assets at beginning of period	6,862,784,805	3,217,031,873
Net assets at end of period	$6,956,234,058	$6,862,784,805
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2026 (Unaudited)		February 28, 2026
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,738,967	25,849,593	6,366,729	88,111,733
Distributions reinvested	1,382,863	19,761,120	1,992,245	28,030,888
Shares redeemed	(2,767,957)	(41,021,223)	(5,527,011)	(74,357,580)
Net increase	353,873	4,589,490	2,831,963	41,785,041
Class C
Shares sold	150,984	2,232,891	418,190	5,680,973
Distributions reinvested	45,283	638,037	62,246	866,462
Shares redeemed	(236,414)	(3,458,736)	(424,468)	(5,716,712)
Net increase (decrease)	(40,147)	(587,808)	55,968	830,723
Institutional Class
Shares sold	27,732,143	413,093,065	122,374,191	1,706,506,236
Distributions reinvested	9,855,893	141,530,625	13,346,295	188,449,677
Shares redeemed	(22,812,122)	(339,226,486)	(31,250,800)	(430,964,404)
Net increase	14,775,914	215,397,204	104,469,686	1,463,991,509
Institutional 2 Class
Shares sold	21,926,761	324,162,331	49,369,310	625,071,752
Distributions reinvested	5,331,554	75,974,644	7,754,988	108,724,937
Shares redeemed	(17,216,421)	(255,552,266)	(25,316,096)	(348,669,125)
Net increase	10,041,894	144,584,709	31,808,202	385,127,564
Institutional 3 Class
Shares sold	8,965,163	132,861,473	29,142,643	396,648,441
Distributions reinvested	3,596,983	51,364,916	5,348,924	75,098,895
Shares redeemed	(12,112,724)	(180,383,911)	(25,996,622)	(350,187,918)
Net increase	449,422	3,842,478	8,494,945	121,559,418
Class R
Shares sold	193,245	2,770,088	289,980	3,931,441
Distributions reinvested	56,742	783,035	82,188	1,120,225
Shares redeemed	(153,121)	(2,186,164)	(526,833)	(6,999,151)
Net increase (decrease)	96,866	1,366,959	(154,665)	(1,947,485)
Class S
Shares sold	5,936	89,922	30,830	397,952
Distributions reinvested	43,939	630,511	81,381	1,149,104
Shares redeemed	(215,555)	(3,217,976)	(170,053)	(2,292,560)
Net decrease	(165,680)	(2,497,543)	(57,842)	(745,504)
Total net increase	25,512,142	366,695,489	147,448,257	2,010,601,266
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2026 (Unaudited)	$15.92	0.26 (c)	(0.26)	0.00	(0.25)	(0.45)	(0.70)
Year Ended 2/28/2026	$11.36	0.35 (c)	5.31	5.66	(0.46)	(0.64)	(1.10)
Year Ended 2/28/2025	$10.28	0.31 (c)	1.31	1.62	(0.54)	—	(0.54)
Year Ended 2/29/2024	$9.95	0.33 (c)	0.39	0.72	(0.39)	—	(0.39)
Year Ended 2/28/2023	$10.11	0.24	(0.24)	0.00	(0.06)	(0.10)	(0.16)
Year Ended 2/28/2022	$9.99	0.23	0.23	0.46	(0.27)	(0.07)	(0.34)
Class C
Six Months Ended 8/31/2026 (Unaudited)	$15.72	0.21 (c)	(0.27)	(0.06)	(0.23)	(0.45)	(0.68)
Year Ended 2/28/2026	$11.25	0.25 (c)	5.23	5.48	(0.37)	(0.64)	(1.01)
Year Ended 2/28/2025	$10.18	0.25 (c)	1.28	1.53	(0.46)	—	(0.46)
Year Ended 2/29/2024	$9.86	0.25 (c)	0.39	0.64	(0.32)	—	(0.32)
Year Ended 2/28/2023	$10.03	0.17	(0.24)	(0.07)	(0.00)	(0.10)	(0.10)
Year Ended 2/28/2022	$9.91	0.16	0.22	0.38	(0.19)	(0.07)	(0.26)
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$15.98	0.28 (c)	(0.26)	0.02	(0.26)	(0.45)	(0.71)
Year Ended 2/28/2026	$11.39	0.34 (c)	5.37	5.71	(0.48)	(0.64)	(1.12)
Year Ended 2/28/2025	$10.30	0.28 (c)	1.38	1.66	(0.57)	—	(0.57)
Year Ended 2/29/2024	$9.98	0.35 (c)	0.39	0.74	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.13	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$10.01	0.26	0.23	0.49	(0.30)	(0.07)	(0.37)
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$15.87	0.29 (c)	(0.27)	0.02	(0.26)	(0.45)	(0.71)
Year Ended 2/28/2026	$11.32	0.39 (c)	5.29	5.68	(0.49)	(0.64)	(1.13)
Year Ended 2/28/2025	$10.24	0.35 (c)	1.31	1.66	(0.58)	—	(0.58)
Year Ended 2/29/2024	$9.92	0.36 (c)	0.39	0.75	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.07	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.95	0.27	0.23	0.50	(0.31)	(0.07)	(0.38)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2026 (Unaudited)	$15.22	0.28%	1.14% (d)	1.14% (d)	3.50% (c)	25%	$455,003
Year Ended 2/28/2026	$15.92	51.05%	1.16% (d),(e)	1.15% (d),(e),(f)	2.56% (c)	57%	$470,327
Year Ended 2/28/2025	$11.36	16.13%	1.19% (d),(e)	1.16% (d),(e),(f)	2.85% (c)	41%	$303,469
Year Ended 2/29/2024	$10.28	7.33%	1.21% (d),(e),(g)	1.15% (d),(e),(f),(g)	3.24% (c)	34%	$287,680
Year Ended 2/28/2023	$9.95	0.15%	1.22% (d),(e)	1.16% (d),(e),(f)	2.53%	36%	$300,207
Year Ended 2/28/2022	$10.11	4.65%	1.21% (d)	1.15% (d),(f)	2.20%	43%	$338,513
Class C
Six Months Ended 8/31/2026 (Unaudited)	$14.98	(0.10% )	1.89% (d)	1.89% (d)	2.79% (c)	25%	$13,666
Year Ended 2/28/2026	$15.72	49.89%	1.91% (d),(e)	1.90% (d),(e),(f)	1.84% (c)	57%	$14,973
Year Ended 2/28/2025	$11.25	15.32%	1.94% (d),(e)	1.91% (d),(e),(f)	2.27% (c)	41%	$10,084
Year Ended 2/29/2024	$10.18	6.52%	1.96% (d),(e),(g)	1.90% (d),(e),(f),(g)	2.53% (c)	34%	$13,356
Year Ended 2/28/2023	$9.86	(0.56% )	1.97% (d),(e)	1.91% (d),(e),(f)	1.82%	36%	$15,532
Year Ended 2/28/2022	$10.03	3.88%	1.96% (d)	1.90% (d),(f)	1.50%	43%	$19,243
Institutional Class
Six Months Ended 8/31/2026 (Unaudited)	$15.29	0.38%	0.89% (d)	0.89% (d)	3.73% (c)	25%	$3,185,617
Year Ended 2/28/2026	$15.98	51.46%	0.92% (d),(e)	0.90% (d),(e),(f)	2.43% (c)	57%	$3,092,627
Year Ended 2/28/2025	$11.39	16.49%	0.95% (d),(e)	0.91% (d),(e),(f)	2.54% (c)	41%	$1,014,794
Year Ended 2/29/2024	$10.30	7.48%	0.96% (d),(e),(g)	0.90% (d),(e),(f),(g)	3.48% (c)	34%	$470,143
Year Ended 2/28/2023	$9.98	0.46%	0.97% (d),(e)	0.91% (d),(e),(f)	2.72%	36%	$489,364
Year Ended 2/28/2022	$10.13	4.91%	0.96% (d)	0.90% (d),(f)	2.40%	43%	$518,966
Institutional 2 Class
Six Months Ended 8/31/2026 (Unaudited)	$15.18	0.40%	0.82% (d)	0.81% (d)	3.86% (c)	25%	$1,688,343
Year Ended 2/28/2026	$15.87	51.52%	0.84% (d),(e)	0.82% (d),(e)	2.88% (c)	57%	$1,604,965
Year Ended 2/28/2025	$11.32	16.59%	0.86% (d),(e)	0.82% (d),(e)	3.21% (c)	41%	$784,726
Year Ended 2/29/2024	$10.24	7.61%	0.87% (d),(e),(g)	0.82% (d),(e),(g)	3.60% (c)	34%	$740,968
Year Ended 2/28/2023	$9.92	0.53%	0.88% (d),(e)	0.82% (d),(e)	2.85%	36%	$660,833
Year Ended 2/28/2022	$10.07	5.02%	0.88% (d)	0.82% (d)	2.52%	43%	$716,539
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$15.90	0.29 (c)	(0.26)	0.03	(0.26)	(0.45)	(0.71)
Year Ended 2/28/2026	$11.34	0.39 (c)	5.31	5.70	(0.50)	(0.64)	(1.14)
Year Ended 2/28/2025	$10.26	0.35 (c)	1.31	1.66	(0.58)	—	(0.58)
Year Ended 2/29/2024	$9.93	0.36 (c)	0.40	0.76	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.08	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.96	0.26	0.24	0.50	(0.31)	(0.07)	(0.38)
Class R
Six Months Ended 8/31/2026 (Unaudited)	$15.41	0.24 (c)	(0.27)	(0.03)	(0.24)	(0.45)	(0.69)
Year Ended 2/28/2026	$11.03	0.32 (c)	5.13	5.45	(0.43)	(0.64)	(1.07)
Year Ended 2/28/2025	$9.99	0.28 (c)	1.27	1.55	(0.51)	—	(0.51)
Year Ended 2/29/2024	$9.68	0.30 (c)	0.38	0.68	(0.37)	—	(0.37)
Year Ended 2/28/2023	$9.84	0.20	(0.22)	(0.02)	(0.04)	(0.10)	(0.14)
Year Ended 2/28/2022	$9.73	0.19	0.24	0.43	(0.25)	(0.07)	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2026 (Unaudited)	$15.22	0.47%	0.77% (d)	0.77% (d)	3.88% (c)	25%	$1,582,388
Year Ended 2/28/2026	$15.90	51.58%	0.79% (d),(e)	0.77% (d),(e)	2.89% (c)	57%	$1,646,052
Year Ended 2/28/2025	$11.34	16.62%	0.81% (d),(e)	0.77% (d),(e)	3.16% (c)	41%	$1,077,420
Year Ended 2/29/2024	$10.26	7.75%	0.82% (d),(e),(g)	0.77% (d),(e),(g)	3.55% (c)	34%	$892,665
Year Ended 2/28/2023	$9.93	0.57%	0.83% (d),(e)	0.77% (d),(e)	2.81%	36%	$791,531
Year Ended 2/28/2022	$10.08	5.07%	0.83% (d)	0.77% (d)	2.46%	43%	$721,028
Class R
Six Months Ended 8/31/2026 (Unaudited)	$14.69	0.11%	1.40% (d)	1.40% (d)	3.25% (c)	25%	$17,698
Year Ended 2/28/2026	$15.41	50.66%	1.41% (d),(e)	1.40% (d),(e),(f)	2.44% (c)	57%	$17,067
Year Ended 2/28/2025	$11.03	15.91%	1.44% (d),(e)	1.41% (d),(e),(f)	2.61% (c)	41%	$13,921
Year Ended 2/29/2024	$9.99	7.06%	1.46% (d),(e),(g)	1.40% (d),(e),(f),(g)	3.04% (c)	34%	$13,501
Year Ended 2/28/2023	$9.68	(0.05% )	1.47% (d),(e)	1.41% (d),(e),(f)	2.25%	36%	$13,962
Year Ended 2/28/2022	$9.84	4.40%	1.47% (d)	1.40% (d),(f)	1.84%	43%	$15,567
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 8/31/2026 (Unaudited)	$15.98	0.29 (c)	(0.27)	0.02	(0.26)	(0.45)	(0.71)
Year Ended 2/28/2026	$11.39	0.39 (c)	5.32	5.71	(0.48)	(0.64)	(1.12)
Year Ended 2/28/2025(h)	$11.57	0.05 (c)	0.17	0.22	(0.40)	—	(0.40)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 8/31/2026 (Unaudited)
Class A	lessthan 0.01	0.01
Class C	lessthan 0.01	0.01
Institutional Class	lessthan 0.01	0.01
Institutional 2 Class	lessthan 0.01	0.01
Institutional 3 Class	lessthan 0.01	0.01
Class R	lessthan 0.01	0.01
Class S	lessthan 0.01	0.01
Year Ended 2/28/2026
Class A	0.01	0.10
Class C	0.01	0.10
Institutional Class	0.01	0.10
Institutional 2 Class	0.01	0.10
Institutional 3 Class	0.01	0.10
Class R	0.01	0.10
Class S	0.01	0.10
Year Ended 2/28/2025
Class A	0.02	0.15
Class C	0.02	0.15
Institutional Class	0.02	0.15
Institutional 2 Class	0.02	0.15
Institutional 3 Class	0.02	0.15
Class R	0.02	0.15
Class S	0.01	0.15
Year Ended 2/29/2024
Class A	0.04	0.37
Class C	0.04	0.37
Institutional Class	0.04	0.37
Institutional 2 Class	0.04	0.37
Institutional 3 Class	0.04	0.37
Class R	0.04	0.37

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 8/31/2026 (Unaudited)	$15.29	0.38%	0.89% (d)	0.89% (d)	3.78% (c)	25%	$13,519
Year Ended 2/28/2026	$15.98	51.46%	0.91% (d),(e)	0.90% (d),(e),(f)	2.86% (c)	57%	$16,774
Year Ended 2/28/2025 (h)	$11.39	2.08%	0.97% (d),(e)	0.91% (d),(e)	1.02% (c)	41%	$12,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements
August 31, 2026 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	10,989,199

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,390,763
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(13,113,934)	2,988,734	(10,125,200)
Foreign exchange risk	(8,844,172)	—	—	(8,844,172)
Total	(8,844,172)	(13,113,934)	2,988,734	(18,969,372)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	94,893	(112,914)	(18,021)
Foreign exchange risk	2,472,970	—	—	2,472,970
Total	2,472,970	94,893	(112,914)	2,454,949

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	1,433,359
Option contracts written	(216,538)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	20,033,464	(20,401,698)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley	UBS	Total
Assets
Forward foreign currency exchange contracts	$526,628	2,544,432	-	971,756	5,560,936	13,669	1,371,778	10,989,199
Liabilities
Forward foreign currency exchange contracts	$-	261,817	1,563,198	1,304,101	-	2,117,639	144,008	5,390,763
Total financial and derivative net assets	526,628	2,282,615	(1,563,198)	(332,345)	5,560,936	(2,103,970)	1,227,770	5,598,436
Total collateral received (pledged) (a)	-	-	(1,080,000)	-	-	-	-	(1,080,000)
Net amount (b)	$526,628	2,282,615	(483,198)	(332,345)	5,560,936	(2,103,970)	1,227,770	6,678,436

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
The Fund is seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of European Union tax reclaims. The closing agreement will result in the Fund paying a portion of those taxes refunded to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in the prior years. The Fund has accrued a liability for the estimated IRS Closing Agreement costs, which is disclosed on the Statement of Assets and Liabilities. The actual amount may differ from the estimate due to additional reclaims received or interest due and that difference may be material.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2026 was 0.73% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective July 1, 2026 through June 30, 2027, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% of the average daily net assets attributable to that share class.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
For the six months ended August 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.13
Class S	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	153,037
Class C	—	1.00 (b)	1,097

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2026 through June 30, 2027 (%)	Prior to July 1, 2026 (%)
Class A	1.20	1.16
Class C	1.95	1.91
Institutional Class	0.95	0.91
Institutional 2 Class	0.86	0.82
Institutional 3 Class	0.82	0.78
Class R	1.45	1.41
Class S	0.95	0.91
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2026 through June 30, 2027, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
5,230,383,000	1,893,111,000	(196,393,000)	1,696,718,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(259,785,178)	(259,785,178)
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,783,174,551 and $1,626,128,595, respectively, for the six months ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	500,000	4.21	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, two unaffiliated shareholders of record owned 42.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Overseas Value Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Overseas Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Overseas Value Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Overseas Value Fund  | 2026

Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR208_(10/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	October 23, 2026